Vanguard FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.0%)
Australia (5.0%)
*	Saracen Mineral Holdings Ltd.	3,062,105	13,348
*	NEXTDC Ltd.	1,262,532	10,220
	carsales.com Ltd.	594,367	7,770
	Appen Ltd.	303,388	7,728
	Mineral Resources Ltd.	386,675	7,120
	Breville Group Ltd.	363,632	6,707
	Steadfast Group Ltd.	2,371,880	5,690
	Regis Resources Ltd.	1,305,653	5,320
	St. Barbara Ltd.	1,954,442	4,802
	IGO Ltd.	1,350,507	4,445
	Cromwell Property Group	6,696,047	4,249
	Reliance Worldwide Corp. Ltd.	2,201,973	4,190
	Bapcor Ltd.	906,436	4,065
*	Silver Lake Resources Ltd.	2,265,852	4,056
	Link Administration Holdings Ltd.	1,425,117	4,047
	nib holdings Ltd.	1,274,537	4,010
	Charter Hall Long Wale REIT	1,197,264	3,942
	Nine Entertainment Co. Holdings Ltd.	4,078,501	3,916
	BWP Trust	1,353,036	3,709
	Healius Ltd.	1,599,313	3,707
*	Perseus Mining Ltd.	3,235,357	3,683
*,^	Zip Co. Ltd.	842,019	3,590
	IRESS Ltd.	479,069	3,519
	National Storage REIT	2,630,823	3,377
1	Viva Energy Group Ltd.	2,956,481	3,376
	Waypoint REIT	1,861,759	3,353
*	Megaport Ltd.	358,644	3,353
*,^	Mesoblast Ltd.	1,258,325	3,345
	Ramelius Resources Ltd.	2,074,237	3,279
*	Gold Road Resources Ltd.	2,358,885	3,176
	Pendal Group Ltd.	767,662	3,173
	Elders Ltd.	429,113	3,138
*	Lynas Corp. Ltd.	1,935,246	3,111
	AP Eagers Ltd.	539,011	3,096
	Charter Hall Retail REIT	1,316,760	2,990
*	Resolute Mining Ltd.	3,022,255	2,888
	Super Retail Group Ltd.	451,781	2,855
*	Nanosonics Ltd.	645,306	2,853
	Premier Investments Ltd.	223,575	2,662
	Ingenia Communities Group	782,976	2,647
	InvoCare Ltd.	377,203	2,571
*,^	PolyNovo Ltd.	1,627,504	2,544
	ARB Corp. Ltd.	184,114	2,520
	Technology One Ltd.	414,690	2,489
*	Champion Iron Ltd.	1,176,761	2,361

	IPH Ltd.	441,816	2,341
	Costa Group Holdings Ltd.	1,052,426	2,236
*	Tyro Payments Ltd.	890,831	2,154
	Centuria Industrial REIT	920,365	2,152
	Omni Bridgeway Ltd.	640,945	2,097
	Austal Ltd.	876,307	2,069
	Credit Corp. Group Ltd.	151,008	2,032
	Collins Foods Ltd.	300,492	2,031
	Bravura Solutions Ltd.	672,895	2,007
	Codan Ltd.	339,774	1,983
	Pro Medicus Ltd.	115,715	1,978
	Netwealth Group Ltd.	230,189	1,977
	Abacus Property Group	1,025,814	1,968
	GUD Holdings Ltd.	237,875	1,898
	Brickworks Ltd.	162,054	1,892
	Bega Cheese Ltd.	584,428	1,867
^	Blackmores Ltd.	36,735	1,845
*	United Malt Grp Ltd.	642,847	1,844
*	EML Payments Ltd.	821,130	1,834
^	Webjet Ltd.	912,686	1,823
	Bingo Industries Ltd.	1,323,873	1,819
	Growthpoint Properties Australia Ltd.	788,339	1,805
	AUB Group Ltd.	191,493	1,788
^	Clinuvel Pharmaceuticals Ltd.	107,493	1,695
*	GrainCorp Ltd. Class A	640,126	1,695
	Aventus Group	1,121,497	1,684
	Perenti Global Ltd.	1,948,493	1,668
*	nearmap Ltd.	1,028,279	1,665
	Data#3 Ltd.	403,363	1,629
	Sandfire Resources Ltd.	459,849	1,563
	Monadelphous Group Ltd.	244,728	1,545
	Charter Hall Social Infrastructure REIT	881,114	1,528
	NRW Holdings Ltd.	1,148,598	1,499
	Centuria Office REIT	1,122,822	1,496
	Tassal Group Ltd.	571,459	1,469
^	Corporate Travel Management Ltd.	234,475	1,467
*	Westgold Resources Ltd.	851,929	1,465
	GWA Group Ltd.	707,916	1,439
	Sigma Healthcare Ltd.	2,950,775	1,404
*,^	Orocobre Ltd.	650,180	1,384
	G8 Education Ltd.	2,350,007	1,352
*,^	Electro Optic Systems Holdings Ltd.	340,438	1,348
*,^	Pilbara Minerals Ltd.	5,313,697	1,338
	Arena REIT	829,151	1,330
	Centuria Capital Group	1,093,502	1,328
	Rural Funds Group	899,151	1,312
*,^	Avita Therapeutics Inc.	294,675	1,272
*,^	PointsBet Holdings Pty Ltd.	299,257	1,272
*	Mayne Pharma Group Ltd.	4,516,227	1,265
	Inghams Group Ltd.	525,152	1,237
^	Infigen Energy	1,862,979	1,221
	Western Areas Ltd.	709,374	1,217
	HUB24 Ltd.	126,607	1,212
^	Service Stream Ltd.	942,757	1,202
*,^	Paradigm Biopharmaceuticals Ltd.	555,018	1,198
	Select Harvests Ltd.	270,170	1,154
^	Jumbo Interactive Ltd.	145,435	1,126

	SeaLink Travel Group Ltd.	365,457	1,105
	Integral Diagnostics Ltd.	394,099	1,043
*	Cooper Energy Ltd.	3,892,501	1,040
	SmartGroup Corp. Ltd.	241,017	1,037
	Mount Gibson Iron Ltd.	1,935,681	978
	GDI Property Group	1,255,265	959
	McMillan Shakespeare Ltd.	146,840	927
*	Australian Agricultural Co. Ltd.	1,263,899	920
	Accent Group Ltd.	912,591	906
*,^	Bubs Australia Ltd.	1,405,838	904
	Australian Pharmaceutical Industries Ltd.	1,121,541	888
	Macmahon Holdings Ltd.	4,866,874	885
	Hotel Property Investments	431,495	881
	BWX Ltd.	314,683	878
*,^	Galaxy Resources Ltd.	1,119,583	878
	Aurelia Metals Ltd.	2,206,159	865
	Southern Cross Media Group Ltd.	7,456,338	865
	Jupiter Mines Ltd.	4,065,919	855
*	Pact Group Holdings Ltd.	568,989	854
*	Eclipx Group Ltd.	847,174	832
*	Starpharma Holdings Ltd.	1,038,336	781
§	Freedom Foods Group Ltd.	357,425	769
*	Emeco Holdings Ltd.	1,038,574	752
^	FlexiGroup Ltd.	820,351	732
	MyState Ltd.	267,429	723
	oOh!media Ltd.	1,364,346	720
	Asaleo Care Ltd.	1,058,611	718
*	Karoon Energy Ltd.	1,401,936	711
	Estia Health Ltd.	674,868	700
*	Senex Energy Ltd.	3,547,598	688
	Lovisa Holdings Ltd.	150,700	681
	Genworth Mortgage Insurance Australia Ltd.	559,371	677
*	Superloop Ltd.	820,212	653
	Cedar Woods Properties Ltd.	171,524	624
^	New Hope Corp. Ltd.	644,556	605
	HT&E Ltd.	668,083	571
	OFX Group Ltd.	642,504	569
*,^	Carnarvon Petroleum Ltd.	4,196,113	553
*	AMA Group Ltd.	1,384,895	515
1	Coronado Global Resources Inc.	821,155	515
	MACA Ltd.	743,638	496
	Village Roadshow Ltd.	301,418	468
	Virtus Health Ltd.	177,446	369
	Regis Healthcare Ltd.	376,843	356
*,^,§ SpeedCast International Ltd.		631,077	356
*	Dacian Gold Ltd.	1,467,847	346
	SG Fleet Group Ltd.	317,237	342
*,^	Myer Holdings Ltd.	2,337,889	340
	Navigator Global Investments Ltd.	346,003	327
	Vita Group Ltd.	408,274	299
*,^	Syrah Resources Ltd.	1,122,665	268
	Japara Healthcare Ltd.	728,831	248
*,^	New Century Resources Ltd.	1,555,577	236
	Hansen Technologies Ltd.	100,362	210
	WPP AUNZ Ltd.	946,694	203
*,^	Seven West Media Ltd.	2,614,363	185
*,^	Clean TeQ Holdings Ltd.	1,514,615	175

	Infomedia Ltd.	109,728	145
	Decmil Group Ltd.	2,838,595	110
	Kogan.com Ltd.	8,951	107
*	West African Resources Ltd.	88,926	66
*	Alkane Resources Ltd.	67,778	59
*,^,§ Liquefied Natural Gas Ltd.		1,600,429	49
*	Bellevue Gold Ltd.	35,685	26
*	De Grey Mining Ltd.	13,721	7
*,§	SGH Energy Pty Ltd.	1,906,834	—
			319,659
Austria (0.6%)
*	Wienerberger AG	312,528	7,192
*	CA Immobilien Anlagen AG	191,824	6,012
*,1	BAWAG Group AG	159,244	5,846
*	Immofinanz AG	249,185	4,110
^	Oesterreichische Post AG	91,304	2,921
*	S Immo AG	143,471	2,510
	UNIQA Insurance Group AG	307,019	1,941
*	Lenzing AG	36,564	1,701
	Evn AG	101,327	1,670
*	Strabag SE	45,071	1,329
*,^	Do & Co AG	18,204	939
*	Flughafen Wien AG	27,986	846
*	Palfinger AG	28,840	791
	Schoeller-Bleckmann Oilfield Equipment AG	29,940	784
	Agrana Beteiligungs AG	31,388	649
	Zumtobel Group AG	78,579	599
*,^	Porr AG	27,820	453
	Kapsch TrafficCom AG	14,060	250
			40,543
Belgium (1.3%)
	Warehouses De Pauw CVA	367,798	11,837
	Cofinimmo SA	71,771	10,244
	Aedifica SA	75,345	8,682
^	Melexis NV	51,378	4,404
	Euronav NV	444,766	4,311
	Montea C.V.A	35,309	3,922
	Fagron	170,995	3,824
*	Barco NV	191,919	3,781
	D'ieteren SA/NV	63,251	3,414
*	KBC Ancora	98,815	3,304
*	Ontex Group NV	218,640	3,127
	VGP NV	21,257	2,947
	Gimv NV	51,616	2,781
	Befimmo SA	59,128	2,682
*	Tessenderlo Chemie NV (Voting Shares)	71,979	2,138
	Bekaert SA	97,158	1,892
*	AGFA-Gevaert NV	461,230	1,870
	bpost SA	277,159	1,803
	Retail Estates NV	28,046	1,792
	Orange Belgium SA	76,445	1,280
*	Kinepolis Group NV	35,653	1,268
*	Cie d'Entreprises CFE	19,446	1,235
*	Econocom Group SA/NV	339,693	943
*	Mithra Pharmaceuticals SA	40,427	815
	EVS Broadcast Equipment SA	36,726	666

^	Ion Beam Applications	56,739	488
*	Wereldhave Belgium Comm VA	6,841	398
*	Van de Velde NV	16,807	378
			86,226
Brazil (1.0%)
	Metalurgica Gerdau SA Preference Shares Class A	1,992,300	3,071
	MRV Engenharia e Participacoes SA	826,100	3,031
*	Marfrig Global Foods SA	1,047,203	2,893
*	Light SA	658,700	2,387
	Ez Tec Empreendimentos e Participacoes SA	267,122	2,108
*,1	Locaweb Servicos de Internet SA	226,300	2,078
*	Minerva SA	725,392	1,888
	Linx SA	370,434	1,877
	Cia de Saneamento de Minas Gerais-COPASA	176,770	1,848
*	Omega Geracao SA	220,300	1,672
	Banco Pan SA Preference Shares	842,500	1,594
*	Petro Rio SA	208,900	1,585
	Iguatemi Empresa de Shopping Centers SA	244,700	1,574
	Banco Inter SA Ordinary Shares	418,000	1,560
	Santos Brasil Participacoes SA	1,395,230	1,487
	Alupar Investimento SA	296,709	1,374
	Construtora Tenda SA	214,236	1,372
*	EcoRodovias Infraestrutura e Logistica SA	483,200	1,345
*	Anima Holding SA	234,862	1,294
	AES Tiete Energia SA	440,065	1,279
	Arezzo Industria e Comercio SA	125,400	1,268
	JHSF Participacoes SA	679,200	1,200
	Banco Inter SA	103,352	1,200
	Movida Participacoes SA	371,500	1,186
	Randon Participacoes SA Preference Shares	497,588	1,121
*	Vivara Participacoes SA	261,300	1,110
1	Banco Inter SA Preference Shares	275,000	1,085
	SLC Agricola SA	241,200	1,073
	BK Brasil Operacao e Assessoria a Restaurantes SA	518,000	1,047
	BR Properties SA	571,706	1,016
	Cia Hering	355,100	1,007
	LOG Commercial Properties e Participacoes SA	135,565	956
	Marcopolo SA Preference Shares	1,653,132	944
*	Grupo SBF SA	164,800	920
	Iochpe Maxion SA	364,444	898
	JSL SA	162,400	897
	Camil Alimentos SA	341,700	806
	Even Construtora e Incorporadora SA	283,722	804
	Instituto Hermes Pardini SA	127,200	683
	Direcional Engenharia SA	216,994	673
	Unipar Carbocloro SA Preference Shares	125,526	658
*	Tupy SA	179,031	625
	Smiles Fidelidade SA	168,500	493
	Jereissati Participacoes SA	101,400	485
1	Ser Educacional SA	153,598	460
	Enauta Participacoes SA	206,400	434
	Wiz Solucoes e Corretagem de Seguros SA	216,800	430
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao SA	194,772	411
	Mahle-Metal Leve SA	112,800	395
	Alliar Medicos A Frente SA	123,000	268
*	Banco Inter SA Rights Exp. 08/07/2020	1,113	3

*	Banco Inter SA Preference Shares Rights Exp. 08/07/2020	587	1
			61,874
Canada (14.2%)
	Kirkland Lake Gold Ltd.	773,899	42,264
	Open Text Corp.	747,713	33,655
*	Kinross Gold Corp.	3,500,229	32,665
^	Emera Inc.	684,628	28,495
	Algonquin Power & Utilities Corp.	1,557,797	21,492
	Pan American Silver Corp.	573,425	21,427
	B2Gold Corp.	2,861,719	19,827
	WSP Global Inc.	294,877	18,517
	Yamana Gold Inc.	2,646,548	17,190
	Canadian Apartment Properties REIT	472,683	17,140
	TMX Group Ltd.	156,661	16,014
	Ritchie Bros Auctioneers Inc.	305,652	14,132
	CCL Industries Inc. Class B	416,828	13,867
	Northland Power Inc.	481,802	13,201
*	Descartes Systems Group Inc.	234,098	13,180
	First Quantum Minerals Ltd.	1,551,950	13,116
	Toromont Industries Ltd.	222,179	12,112
	Empire Co. Ltd.	469,282	12,056
	FirstService Corp.	97,071	11,610
	Alamos Gold Inc. Class A	1,089,257	11,523
	Cameco Corp.	1,103,211	11,218
	Quebecor Inc. Class B	490,584	11,193
*	Kinaxis Inc.	73,549	11,169
	CAE Inc.	742,454	11,080
	Parkland Corp.	411,042	10,823
	iA Financial Corp. Inc.	300,943	10,567
	Element Fleet Management Corp.	1,219,356	10,232
	Allied Properties REIT	339,311	10,161
	Onex Corp.	225,440	10,021
	Stantec Inc.	309,909	9,974
	TFI International Inc.	229,836	9,973
	Lundin Mining Corp.	1,773,621	9,931
	AltaGas Ltd.	775,040	9,709
	Gildan Activewear Inc.	543,978	9,653
	Keyera Corp.	609,971	9,272
*,^	Endeavour Mining Corp.	342,183	9,220
	Granite REIT	150,473	8,751
*	SSR Mining Inc.	343,580	8,234
	Boyd Group Services Inc.	55,784	8,146
	SNC-Lavalin Group Inc.	490,338	7,779
	CI Financial Corp.	551,440	7,579
	Centerra Gold Inc.	603,593	7,571
	Tourmaline Oil Corp.	694,966	7,067
*	First Majestic Silver Corp.	526,381	7,027
	West Fraser Timber Co. Ltd.	140,026	6,933
^	Choice Properties REIT	711,606	6,736
	Gibson Energy Inc.	405,409	6,677
*	BlackBerry Ltd.	1,394,930	6,613
	Atco Ltd. Class I	209,881	6,531
*	IAMGOLD Corp.	1,306,759	6,527
	Finning International Inc.	451,651	6,440
	Enghouse Systems Ltd.	112,654	6,384
*	Alacer Gold Corp.	813,046	6,282
	Capital Power Corp.	291,826	6,172

	Innergex Renewable Energy Inc.	358,478	6,153
^	Primo Water Corp.	431,875	6,129
^	First Capital REIT	600,687	6,090
	Premium Brands Holdings Corp.	86,159	6,086
*	NovaGold Resources Inc.	655,941	5,999
	H&R REIT	783,313	5,877
*	Eldorado Gold Corp.	458,642	5,763
	Stella-Jones Inc.	187,448	5,693
^	SmartCentres REIT	361,163	5,468
*	Ivanhoe Mines Ltd.	1,546,004	5,448
	Osisko Gold Royalties Ltd.	436,085	5,111
	TransAlta Corp.	766,004	5,010
	BRP Inc.	111,775	5,007
*	Pretium Resources Inc.	516,374	4,896
*	Parex Resources Inc.	388,324	4,697
	Maple Leaf Foods Inc.	209,143	4,600
^	Colliers International Group Inc.	83,881	4,537
*	OceanaGold Corp.	1,721,313	4,511
^	Chartwell Retirement Residences	597,134	4,400
	Norbord Inc.	130,354	4,239
	Superior Plus Corp.	483,830	4,215
*	Torex Gold Resources Inc.	237,627	4,167
	ARC Resources Ltd.	976,944	4,150
*,^	Air Canada Class A	357,602	4,034
	PrairieSky Royalty Ltd.	641,283	4,026
	Canadian Western Bank	236,424	4,024
*	Lightspeed POS Inc.	139,971	3,954
	Linamar Corp.	124,833	3,728
*,^	Aphria Inc.	744,923	3,554
	TransAlta Renewables Inc.	293,109	3,414
*,^	Cronos Group Inc.	501,134	3,285
*,^	Canada Goose Holdings Inc.	144,849	3,224
	Methanex Corp.	173,855	3,222
*,^	Great Canadian Gaming Corp.	154,363	3,063
*,^	Aurora Cannabis Inc.	296,644	3,023
	Winpak Ltd.	86,222	3,022
	North West Co. Inc.	133,640	2,973
	Cascades Inc.	245,545	2,799
	Cominar REIT	466,720	2,781
*	Canadian Solar Inc.	125,454	2,778
*	ATS Automation Tooling Systems Inc.	207,641	2,688
	Genworth MI Canada Inc.	103,379	2,562
*	Celestica Inc.	302,893	2,501
*	Home Capital Group Inc. Class B	145,037	2,440
^	Boardwalk REIT	104,877	2,398
	Transcontinental Inc. Class A	203,659	2,348
^	Laurentian Bank of Canada	118,192	2,343
	Cogeco Communications Inc.	30,513	2,326
*	Turquoise Hill Resources Ltd.	2,758,674	2,307
	Russel Metals Inc.	170,801	2,288
	Crescent Point Energy Corp.	1,465,080	2,264
*,^	MEG Energy Corp.	830,139	2,194
	ECN Capital Corp.	620,354	2,186
*	Seven Generations Energy Ltd. Class A	767,289	2,102
*	Canfor Corp.	173,031	2,064
*,^	Bombardier Inc. Class B	5,855,592	2,033
	Mullen Group Ltd.	278,314	1,995

	Artis REIT	331,015	1,945
	Hudbay Minerals Inc.	606,297	1,906
^	Whitecap Resources Inc.	1,121,782	1,851
^	Dream Office REIT	119,498	1,757
^	Vermilion Energy Inc.	427,421	1,742
	NFI Group Inc.	154,204	1,726
	Aecon Group Inc.	162,520	1,706
	Martinrea International Inc.	221,675	1,648
	Westshore Terminals Investment Corp.	118,786	1,524
	Enerplus Corp.	616,457	1,523
	First National Financial Corp.	47,939	1,235
	Cineplex Inc.	176,319	1,053
	Corus Entertainment Inc. Class B	554,283	993
	Pason Systems Inc.	206,955	987
	Enerflex Ltd.	247,833	920
*,^	Baytex Energy Corp.	1,571,008	727
^	Northview Apartment REIT	25,170	658
*,^	Kelt Exploration Ltd.	454,655	580
	TORC Oil & Gas Ltd.	431,587	538
	Secure Energy Services Inc.	422,391	520
^	ShawCor Ltd.	195,525	387
*,^	Paramount Resources Ltd. Class A	198,110	278
*	Equinox Gold Corp.	10,400	124
			915,645
Chile (0.2%)
*	Cap SA	206,825	1,557
	Smu SA	7,943,831	1,417
	Inversiones Aguas Metropolitanas SA	1,379,852	1,203
	Sonda SA	1,482,771	1,195
	Vina Concha y Toro SA	665,294	1,107
	Ripley Corp. SA	2,885,658	987
*	Cia Sud Americana de Vapores SA	34,220,327	888
	Inversiones La Construccion SA	92,871	656
	Salfacorp SA	1,003,263	585
	Besalco SA	718,975	403
	Forus SA	242,455	322
			10,320
China (6.1%)
*	Zai Lab Ltd. ADR	161,402	12,284
*,^,1 CanSino Biologics Inc. Class H		200,800	7,051
*	Baozun Inc. ADR	116,213	4,888
*,^,1 Hua Hong Semiconductor Ltd.		1,081,540	4,762
*	21Vianet Group Inc. ADR	206,172	4,482
*,^,1 Weimob Inc.		3,136,000	4,334
^	Tianneng Power International Ltd.	1,852,468	4,300
*,^	HUYA Inc. ADR	175,832	4,276
	Chinasoft International Ltd.	5,548,304	4,232
	China Overseas Property Holdings Ltd.	3,555,000	3,713
	China Grand Pharmaceutical and Healthcare Holdings Ltd.	3,722,240	3,529
*	DouYu International Holdings Ltd. ADR	252,158	3,394
*,^,1 Koolearn Technology Holding Ltd.		700,500	3,248
	China Meidong Auto Holdings Ltd.	1,130,000	3,158
	Greentown Service Group Co. Ltd.	2,294,000	3,140
	Tianli Education International Holdings Ltd.	2,940,000	3,077
1	AK Medical Holdings Ltd.	1,040,000	3,043
	Digital China Holdings Ltd.	3,487,588	2,934

	Ever Sunshine Lifestyle Services Group Ltd.	1,516,000	2,917
	Yuzhou Group Holdings Co. Ltd.	6,195,896	2,784
*	Noah Holdings Ltd. ADS	90,382	2,754
	Ausnutria Dairy Corp. Ltd.	1,641,000	2,750
	Vinda International Holdings Ltd.	724,873	2,730
*,1	Shanghai Junshi Biosciences Co. Ltd. Class H	405,600	2,650
1	China Yuhua Education Corp. Ltd.	2,648,000	2,560
*	LexinFintech Holdings Ltd. ADR	295,991	2,519
	Kaisa Group Holdings Ltd.	5,617,000	2,496
	SSY Group Ltd.	3,933,324	2,485
	China Yongda Automobiles Services Holdings Ltd.	2,405,000	2,481
1	Fu Shou Yuan International Group Ltd.	2,545,000	2,414
	Powerlong Real Estate Holdings Ltd.	3,883,000	2,373
1	Hope Education Group Co. Ltd.	7,000,000	2,354
*	Daqo New Energy Corp. ADR	21,088	2,339
*,1	Yadea Group Holdings Ltd.	2,696,000	2,272
	China Water Affairs Group Ltd.	2,585,600	2,234
^	E-House China Enterprise Holdings Ltd.	1,533,600	2,217
	China SCE Group Holdings Ltd.	4,537,000	2,091
1	Zhou Hei Ya International Holdings Co. Ltd.	2,529,500	2,032
	NetDragon Websoft Holdings Ltd.	701,090	2,004
	China Overseas Grand Oceans Group Ltd.	3,308,500	2,001
	China Oriental Group Co. Ltd.	6,678,000	1,934
	China Education Group Holdings Ltd.	1,014,000	1,927
*	BEST Inc. ADR	446,104	1,878
*	Sohu.com Ltd. ADR	81,156	1,864
	Fanhua Inc. ADR	91,699	1,841
	Hollysys Automation Technologies Ltd.	152,032	1,840
*,^,1 China Logistics Property Holdings Co. Ltd.		3,889,000	1,836
*	JinkoSolar Holding Co. Ltd. ADR	91,406	1,750
	Zhongyu Gas Holdings Ltd.	1,871,000	1,741
	Lonking Holdings Ltd.	5,282,313	1,740
*,^	Skyworth Group Ltd.	5,462,497	1,727
	Shoucheng Holdings Ltd.	6,589,647	1,660
*,^	Lifetech Scientific Corp.	5,596,058	1,613
*,^,1 Jiumaojiu International Holdings Ltd.		952,000	1,611
*	So-Young International Inc. ADR	108,568	1,556
	Zhenro Properties Group Ltd.	2,425,000	1,543
^	Comba Telecom Systems Holdings Ltd.	3,661,959	1,532
*	China Suntien Green Energy Corp. Ltd. Class H	5,247,762	1,525
	Yuexiu REIT	3,332,207	1,493
	Fufeng Group Ltd.	4,070,864	1,478
^	Oshidori International Holdings Ltd.	11,499,600	1,441
	Fantasia Holdings Group Co. Ltd.	6,940,500	1,433
	China Maple Leaf Educational Systems Ltd.	4,088,000	1,416
	Q Technology Group Co. Ltd.	1,008,000	1,373
1	Midea Real Estate Holding Ltd.	531,400	1,360
*	Bitauto Holdings Ltd. ADR	85,218	1,353
	Jinchuan Group International Resources Co. Ltd.	13,603,000	1,334
*,1	Ascentage Pharma Group International	322,100	1,322
	Ronshine China Holdings Ltd.	1,480,000	1,321
*,1	CStone Pharmaceuticals	968,500	1,299
	Tianshui Huatian Technology Co. Ltd. Class A	544,300	1,291
*,1	Venus MedTech Hangzhou Inc.	134,000	1,290
	Sany Heavy Equipment International Holdings Co. Ltd.	2,459,000	1,287
*	O-Net Technologies Group Ltd.	1,596,000	1,284
	Hisense Home Appliances Group Co. Ltd.	1,182,173	1,284

*	Leyou Technologies Holdings Ltd.	3,245,000	1,282
	Dongyue Group Ltd.	2,875,000	1,267
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	90,500	1,252
	West China Cement Ltd.	5,863,200	1,250
	Tong Ren Tang Technologies Co. Ltd. Class H	1,680,516	1,240
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	702,000	1,231
	China Dongxiang Group Co. Ltd.	9,648,000	1,220
	Sinopec Kantons Holdings Ltd.	2,795,962	1,219
	Yuexiu Transport Infrastructure Ltd.	1,880,000	1,194
*,^	GCL-Poly Energy Holdings Ltd.	38,144,000	1,182
*,^	Sogou Inc. ADR	136,748	1,179
1	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	783,430	1,178
1	Genertec Universal Medical Group Co. Ltd.	1,835,809	1,176
	China Resources Medical Holdings Co. Ltd.	1,636,291	1,169
^,1	Redco Properties Group Ltd.	2,530,000	1,149
	Guangdong Hongda Blasting Co. Ltd. Class A	140,900	1,137
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	158,900	1,133
	Ovctek China Inc. Class A	120,100	1,125
*,1	Maoyan Entertainment	671,200	1,123
	Zhongliang Holdings Group Co. Ltd.	1,568,500	1,115
	Centre Testing International Group Co. Ltd. Class A	329,000	1,103
	Skyfame Realty Holdings Ltd.	8,160,000	1,095
	Greatview Aseptic Packaging Co. Ltd.	2,840,000	1,078
	Bank of Chongqing Co. Ltd. Class H	2,048,343	1,071
^	China Tobacco International HK Co. Ltd.	490,000	1,046
	TCL Electronics Holdings Ltd.	1,758,122	1,042
	Central China Real Estate Ltd.	2,102,000	1,037
	Tiangong International Co. Ltd.	3,140,000	1,029
*	China Merchants Property Operation & Service Co. Ltd.	212,200	1,027
	Weihai Guangwei Composites Co. Ltd.	91,729	1,020
	Skshu Paint Co. Ltd. Class A	46,420	1,016
	Xiamen Kingdomway Group Co. Class A	120,600	1,016
	Yantai Eddie Precision Machinery Co. Ltd. Class A	119,090	1,010
*,^	Zhuguang Holdings Group Co. Ltd.	6,778,000	1,006
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	103,500	1,000
	Huizhou Desay Sv Automotive Co. Ltd. Class A	97,505	989
	China Tian Lun Gas Holdings Ltd.	1,254,900	987
	Shandong Sinocera Functional Material Co. Ltd. Class A	190,600	979
	Proya Cosmetics Co. Ltd. Class A	36,000	967
	Zhejiang Dingli Machinery Co. Ltd. Class A	75,736	964
	LVGEM China Real Estate Investment Co. Ltd.	3,024,000	952
*	Qutoutiao Inc. ADR	297,378	916
	Infore Environment Technology Group Co. Ltd. Class A	631,365	913
	C&S Paper Co. Ltd. Class A	259,100	906
*,^,1 Yixin Group Ltd.		3,536,500	900
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	251,850	896
	Xtep International Holdings Ltd.	2,936,379	880
*	TongFu Microelectronics Co. Ltd. Class A	226,000	874
	Chaowei Power Holdings Ltd.	1,644,563	872
1	Shanghai Haohai Biological Technology Co. Ltd. Class H	117,200	861
	Guangzhou Wondfo Biotech Co. Ltd. Class A	60,800	851
*,§	SMI Holdings Group Ltd.	2,800,800	846
*	Jiangsu Yangnong Chemical Co. Ltd. Class A	61,500	845
^	Wisdom Education International Holdings Co. Ltd.	1,472,000	836
	Wuhu Token Science Co. Ltd. Class A	477,310	834
	PAX Global Technology Ltd.	1,784,062	831
*	Berry Genomics Co. Ltd. Class A	64,100	825

	Addsino Co. Ltd. Class A	322,500	820
	CMBC Capital Holdings Ltd.	45,250,876	817
	Jiangsu Yoke Technology Co. Ltd. Class A	92,600	802
*,^	Qudian Inc. ADR	492,415	798
	Hangzhou Steam Turbine Co. Ltd. Class B	750,704	794
	Shenzhen SC New Energy Technology Corp. Class A	57,400	793
	SPIC Dongfang New Energy Corp. Class A	1,093,250	786
	Apeloa Pharmaceutical Co. Ltd. Class A	229,800	785
*	Nanyang Topsec Technologies Group Inc. Class A	229,800	774
*	Gree Real Estate Co. Ltd. Class A	404,435	769
	Greenland Hong Kong Holdings Ltd.	2,365,000	764
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	105,895	761
	Hangzhou Silan Microelectronics Co. Ltd. Class A	259,600	754
	Chacha Food Co. Ltd. Class A	90,500	751
	Jiajiayue Group Co. Ltd. Class A	120,700	751
	Beijing Capital Land Ltd. Class H	3,839,000	744
*	Tongdao Liepin Group	319,000	741
*	CCOOP Group Co. Ltd. Class A	1,174,600	733
	Sinocare Inc.	110,400	717
*	Harbin Electric Co. Ltd. Class H	1,959,813	711
*	Zhongtian Financial Group Co. Ltd. Class A	1,365,800	703
	CNHTC Jinan Truck Co. Ltd. Class A	134,000	702
	Guangdong South New Media Co. Ltd. Class A	41,220	698
1	China Everbright Greentech Ltd.	1,591,000	698
	Shanghai Jin Jiang Capital Co. Ltd. Class H	4,013,480	689
	Wuxi Taiji Industry Co. Ltd. Class A	413,400	682
	Jiangsu Shagang Co. Ltd. Class A	439,100	682
	Concord New Energy Group Ltd.	14,290,000	673
	Zhejiang Huafeng Spandex Co. Ltd. Class A	692,400	672
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	684,100	665
^	Texhong Textile Group Ltd.	855,500	654
	Blue Sail Medical Co. Ltd. Class A	145,893	653
*	Hi Sun Technology China Ltd.	5,145,101	651
*	Beijing BDStar Navigation Co. Ltd. Class A	96,700	643
	MLS Co. Ltd. Class A	252,500	643
	Sanquan Food Co. Ltd. Class A	158,500	630
*	Visionox Technology Inc. Class A	268,700	629
	JiuGui Liquor Co. Ltd. Class A	63,400	625
	Aerospace CH UAV Co. Ltd.	185,186	623
	Shenzhen Sunlord Electronics Co. Ltd. Class A	158,700	622
	Accelink Technologies Co. Ltd. Class A	132,600	616
	China High Speed Transmission Equipment Group Co. Ltd.	1,007,300	614
*	Guocheng Mining Co. Ltd.	179,075	613
	Tongda Group Holdings Ltd.	10,482,346	610
*	Tech-Bank Food Co. Ltd. Class A	226,984	608
	China Merchants Land Ltd.	3,638,000	606
	Eoptolink Technology Inc. Ltd. Class A	57,920	604
	Shenzhen Capchem Technology Co. Ltd. Class A	73,600	603
	Consun Pharmaceutical Group Ltd.	1,568,000	602
	China Lilang Ltd.	1,117,000	600
	Beijing Thunisoft Corp. Ltd. Class A	156,900	597
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	766,000	589
	Grandblue Environment Co. Ltd. Class A	153,900	588
	Yusys Technologies Co. Ltd. Class A	80,600	586
	Chengzhi Co. Ltd. Class A	243,200	585
	Qianhe Condiment and Food Co. Ltd. Class A	116,944	582
*	Guangdong Provincial Expressway Development Co. Ltd. Class B	930,594	582

	JNBY Design Ltd.	575,000	575
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	37,550	570
*,1	Ascletis Pharma Inc.	1,315,000	569
^	Colour Life Services Group Co. Ltd.	1,118,000	568
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	195,933	565
	Guizhou Space Appliance Co. Ltd. Class A	85,700	562
	Red Avenue New Materials Group Co. Ltd. Class A	114,700	561
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	157,900	560
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	1,098,900	559
	China Shineway Pharmaceutical Group Ltd.	832,343	557
	Fujian Star-net Communication Co. Ltd. Class A	117,200	554
	Hainan Poly Pharm Co. Ltd.	86,874	554
	YanTai Shuangta Food Co. Ltd. Class A	242,900	550
*	China Modern Dairy Holdings Ltd.	3,929,000	543
	Shanghai Industrial Urban Development Group Ltd.	4,948,000	543
	Wuhan Department Store Group Co. Ltd. Class A	151,105	543
	Quectel Wireless Solutions Co. Ltd. Class A	19,180	542
	Shanghai Kinetic Medical Co. Ltd. Class A	144,948	542
	B-Soft Co. Ltd. Class A	217,800	540
§	Xinjiang Tianshan Cement Co. Ltd. Class A	208,100	539
	China Zhenhua Group Science & Technology Co. Ltd. Class A	101,700	538
	Tecon Biology Co. Ltd. Class A	208,600	534
*	Ingenic Semiconductor Co. Ltd. Class A	40,400	533
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	35,500	532
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	177,403	527
*	Hubei Dinglong Co. Ltd. Class A	191,200	526
	Guangdong Tapai Group Co. Ltd. Class A	233,628	524
	CPMC Holdings Ltd.	1,133,000	521
	PharmaBlock Sciences Nanjing Inc. Class A	28,300	518
	Shanghai AtHub Co. Ltd. Class A	36,900	510
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	56,900	507
	Xingda International Holdings Ltd.	2,488,000	505
*	Ecovacs Robotics Co. Ltd. Class A	110,240	499
	Zhuzhou Kibing Group Co. Ltd. Class A	382,300	499
	Longshine Technology Group Co. Ltd. Class A	198,150	497
	Shanghai Weaver Network Co. Ltd. Class A	41,240	492
	Amoy Diagnostics Co. Ltd. Class A	43,300	488
	Gansu Qilianshan Cement Group Co. Ltd. Class A	159,200	487
	Haohua Chemical Science & Technology Co. Ltd. Class A	155,200	481
	Shenzhen Yinghe Technology Co. Ltd. Class A	98,325	474
	Sai Micro Electronics Inc. Class A	112,500	471
	Sinofert Holdings Ltd.	5,174,000	468
	Wuhan Jingce Electronic Group Co. Ltd. Class A	48,392	463
	Shenzhen Tagen Group Co. Ltd. Class A	372,000	457
	Hangjin Technology Co. Ltd. Class A	134,600	455
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	233,600	454
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	431,704	452
	China Fangda Group Co. Ltd. Class B	1,084,300	452
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	160,100	451
	Wasion Holdings Ltd.	1,485,454	451
	Victory Giant Technology Huizhou Co. Ltd. Class A	136,100	449
	PCI-Suntek Technology Co. Ltd. Class A	334,600	447
	INESA Intelligent Tech Inc. Class B	870,106	446
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	70,100	445
	Guangzhou Restaurant Group Co. Ltd. Class A	77,800	442
	Gansu Shangfeng Cement Co. Ltd. Class A	101,800	441
	Ming Yang Smart Energy Group Ltd. Class A	192,400	441

	Jiangxi Wannianqing Cement Co. Ltd. Class A	157,800	439
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	92,700	438
^	China ZhengTong Auto Services Holdings Ltd.	3,026,000	438
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	176,400	437
	Beijing United Information Technology Co. Ltd.	35,590	436
	Shenzhen Sunline Tech Co. Ltd. Class A	141,300	436
	Bethel Automotive Safety Systems Co. Ltd. Class A	79,800	434
	Tianjin Guangyu Development Co. Ltd. Class A	363,200	431
	Shenzhen FRD Science & Technology Co. Ltd.	98,443	431
	Hainan Strait Shipping Co. Ltd. Class A	269,400	430
	Shandong Yisheng Livestock & Poultry Breeding Co. L td. Class A	191,310	429
*,^	Fullshare Holdings Ltd.	22,505,000	427
	DBG Technology Co. Ltd. Class A	150,260	426
*	Beijing Easpring Material Technology Co. Ltd. Class A	85,200	425
*	Hunan Dakang International Food & Agriculture Co. Ltd. Class A	1,118,600	423
	Chengtun Mining Group Co. Ltd. Class A	459,800	420
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A	178,200	418
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	180,000	416
*	China Minmetals Rare Earth Co. Ltd. Class A	191,600	410
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	37,240	409
	Anhui Jinhe Industrial Co. Ltd. Class A	94,700	407
	Beibuwan Port Co. Ltd. Class A	236,499	407
	Hubei Kaile Science & Technology Co. Ltd. Class A	197,020	402
	Shenzhen Sinovatio Technology Co. Ltd. Class A	33,587	402
	Xiamen Xiangyu Co. Ltd. Class A	419,200	402
	Huangshan Tourism Development Co. Ltd. Class B	556,950	402
	Shenzhen Anche Technologies Co. Ltd. Class A	38,200	398
*	COSCO Shipping International Singapore Co. Ltd.	2,756,400	398
*	Chongqing Iron & Steel Co. Ltd. Class A	1,819,967	396
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	75,500	396
	Eastern Communications Co. Ltd. Class B	834,650	395
	Suzhou TFC Optical Communication Co. Ltd. Class A	38,700	392
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	179,300	389
	Shenzhen Megmeet Electrical Co. Ltd. Class A	91,700	389
	Xiamen Faratronic Co. Ltd. Class A	44,100	381
	Qingling Motors Co. Ltd. Class H	2,104,929	380
	Beijing Watertek Information Technology Co. Ltd. Class A	342,700	380
	IReader Technology Co. Ltd. Class A	78,300	378
	Sonoscape Medical Corp. Class A	79,000	378
	Titan Wind Energy Suzhou Co. Ltd. Class A	345,700	375
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	157,800	371
*	China Tianying Inc. Class A	497,900	370
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	132,560	370
	Long Yuan Construction Group Co. Ltd. Class A	300,700	367
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	328,143	367
	COFCO Capital Holdings Co. Ltd. Class A (XSEC)	258,100	364
	Chow Tai Seng Jewellery Co. Ltd. Class A	83,700	363
	Shanghai Belling Co. Ltd. Class A	138,700	361
	Shengda Resources Co. Ltd. Class A	134,100	360
	Grinm Advanced Materials Co. Ltd. Class A	166,600	356
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	92,600	355
	Konfoong Materials International Co. Ltd. Class A	38,600	352
	Chengdu Hongqi Chain Co. Ltd. Class A	243,900	351
	Luoniushan Co. Ltd. Class A	225,100	350
*	First Tractor Co. Ltd. Class H	866,954	349
*	Shede Spirits Co. Ltd. Class A	65,800	349
*,§	China Huiyuan Juice Group Ltd.	1,333,000	347

*,^	Beijing Gas Blue Sky Holdings Ltd.	18,472,000	346
*	Beijing Enterprises Clean Energy Group Ltd.	55,360,000	343
*	Zhejiang Narada Power Source Co. Ltd. Class A	171,200	342
	Shenzhen Desay Battery Technology Co. Class A	40,500	341
	Tianjin Port Development Holdings Ltd.	4,557,976	341
*	Estun Automation Co. Ltd. Class A	147,000	340
	Beijing Tongtech Co. Ltd. Class A	54,000	337
	Sichuan Haite High-tech Co. Ltd. Class A	148,300	336
*	Guorui Properties Ltd.	2,210,000	328
*	Fangda Special Steel Technology Co. Ltd. Class A	404,092	328
	Sino-Platinum Metals Co. Ltd. Class A	85,900	326
	Konka Group Co. Ltd. Class A	313,000	324
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	173,600	321
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	420,474	317
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	227,000	317
*	Kama Co. Ltd. Class B	634,901	317
	YGSOFT Inc. Class A	213,590	316
*	Grand Baoxin Auto Group Ltd.	1,919,359	315
*	Lier Chemical Co. Ltd. Class A	102,900	314
	IKD Co. Ltd. Class A	166,100	313
	Sichuan Shuangma Cement Co. Ltd. Class A	146,000	313
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	76,633	312
	Beijing SuperMap Software Co. Ltd. Class A	87,200	311
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	90,400	310
	Hunan Aihua Group Co. Ltd. Class A	67,843	310
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	196,649	310
	CQ Pharmaceutical Holding Co. Ltd. Class A	329,800	310
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	90,600	308
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	33,700	305
	Dongjiang Environmental Co. Ltd. Class H	487,400	304
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	111,000	304
	Hengdian Entertainment Co. Ltd. Class A	109,900	304
	Beijing VRV Software Corp. Ltd. Class A	282,600	303
	Xinhuanet Co. Ltd. Class A	90,200	302
	Sailun Group Co. Ltd.	530,700	302
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	200,900	301
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	308,200	299
	Beijing Strong Biotechnologies Inc. Class A	98,300	296
*,1	Haichang Ocean Park Holdings Ltd.	4,775,000	296
	SGIS Songshan Co. Ltd. Class A	465,200	296
*	Saurer Intelligent Technology Co. Ltd. Class A	373,300	294
	Sino Wealth Electronic Ltd. Class A	54,920	294
	Shandong Airlines Co. Ltd. Class B	381,704	293
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	142,742	292
*	First Tractor Co. Ltd. Class A	149,100	291
	CSSC Science & Technology Co. Ltd. Class A	145,900	290
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	134,800	290
	Ningbo Huaxiang Electronic Co. Ltd. Class A	122,900	290
*	CITIC Resources Holdings Ltd.	7,018,000	290
	Jiangsu Guotai International Group Co. Ltd. Class A	302,500	290
	Hangxiao Steel Structure Co. Ltd. Class A	448,700	289
*	Quantum Hi-Tech China Biological Co. Ltd. Class A	99,100	288
	263 Network Communications Co. Ltd. Class A	261,300	288
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	84,400	287
	Luthai Textile Co. Ltd. Class B	513,545	285
	Xinjiang Communications Construction Group Co. Ltd. Class A	122,600	284
	Shanghai Maling Aquarius Co. Ltd. Class A	184,100	284

*,§	CT Environmental Group Ltd.	6,439,760	283
	Xinyu Iron & Steel Co. Ltd. Class A	444,363	282
	Tangrenshen Group Co. Ltd. Class A	163,600	282
	Henan Shenhuo Coal & Power Co. Ltd. Class A	371,300	280
*	Zhejiang Jinke Culture Industry Co. Ltd. Class A	620,200	280
	Beijing Global Safety Technology Co. Ltd. Class A	44,100	278
*,^	Ruhnn Holding Ltd. ADR	66,682	277
*	Jiangsu Hoperun Software Co. Ltd. Class A	155,800	277
*	China CAMC Engineering Co. Ltd. Class A	240,500	275
	Beijing GeoEnviron Engineering & Technology Inc. Class A	120,400	275
*,^	Kasen International Holdings Ltd.	2,142,000	274
	Jinneng Science&Technology Co. Ltd. Class A	129,900	274
*	Shang Gong Group Co. Ltd. Class B	693,512	272
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	75,680	272
	Jiangsu Huaxicun Co. Ltd. Class A	173,100	271
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	151,800	270
	Tibet Tianlu Co. Ltd. Class A	178,500	270
	Elion Clean Energy Co. Ltd. Class A	525,300	270
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	69,860	266
	China Aluminum International Engineering Corp. Ltd. Class A	421,600	265
	Shenzhen SDG Information Co. Ltd. Class A	160,300	263
*	5I5J Holding Group Co. Ltd. Class A	446,700	261
	Xiamen International Port Co. Ltd. Class H	2,567,000	261
	Shanxi Coking Co. Ltd. Class A	369,840	261
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	122,500	260
	Shenzhen Gongjin Electronics Co. Ltd. Class A	135,600	260
*,1	Beijing Urban Construction Design & Development Group Co. Ltd. Class H	859,000	260
*	Jilin Electric Power Co. Ltd. Class A	416,064	259
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	307,800	257
	Dare Power Dekor Home Co. Ltd. Class A	108,700	257
	Guomai Technologies Inc. Class A	196,000	256
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	100,400	253
	361 Degrees International Ltd.	1,791,000	252
	Markor International Home Furnishings Co. Ltd. Class A	349,110	251
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	158,800	251
	Aerospace Hi-Tech Holdings Grp Ltd. Class A	158,797	250
	Vatti Corp. Ltd. Class A	168,100	250
	Unilumin Group Co. Ltd. Class A	193,900	249
	Hisense Home Appliances Group Co. Ltd. Class A	157,686	248
	Hangzhou Zhongheng Electric Co. Ltd. Class A	108,708	247
	Foran Energy Group Co. Ltd. Class A	106,800	247
	Weiqiao Textile Co. Class H	1,136,500	246
	Hebei Chengde Lolo Co. Class A	207,260	245
	GCI Science & Technology Co. Ltd. Class A	111,500	245
	Ajisen China Holdings Ltd.	1,528,408	245
	Canny Elevator Co. Ltd. Class A	155,100	243
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	60,920	242
	Huafu Fashion Co. Ltd. Class A	297,300	241
	CGN Nuclear Technology Development Co. Ltd. Class A	181,824	241
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	390,214	239
	KPC Pharmaceuticals Inc. Class A	141,300	237
	Tianjin Development Holdings Ltd.	1,062,000	236
*	Myhome Real Estate Development Group Co. Ltd. Class A	467,900	235
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	138,900	235
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	766,950	233
	Dawnrays Pharmaceutical Holdings Ltd.	2,016,000	232
*	Yantai Tayho Advanced Materials Co. Ltd. Class A	116,600	232

	Xinjiang Yilite Industry Co. Ltd. Class A	82,000	230
	Maoye Commercial Co. Ltd. Class A	337,624	230
	Renhe Pharmacy Co. Ltd. Class A	236,300	229
	Biem.L.Fdlkk Garment Co. Ltd. Class A	100,980	227
	Sichuan Yahua Industrial Group Co. Ltd. Class A	167,500	227
*	Hand Enterprise Solutions Co. Ltd. Class A	171,200	227
*	CTS International Logistics Corp. Ltd. Class A	189,600	225
	Anhui Construction Engineering Group Co. Ltd. Class A	338,900	225
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	219,600	225
*	China Harzone Industry Corp. Ltd. Class A (XSEC)	162,500	224
*,§	Mingfa Group International Co. Ltd.	915,541	223
	Electric Connector Technology Co. Ltd. Class A	49,000	222
	Shenzhen Das Intellitech Co. Ltd. Class A	377,500	221
	Shinva Medical Instrument Co. Ltd. Class A	77,600	221
	Sunflower Pharmaceutical Group Co. Ltd. Class A	98,222	221
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	147,300	219
*	Hainan Ruize New Building Material Co. Ltd. Class A	225,600	218
	Dongjiang Environmental Co. Ltd. Class A	155,200	218
	Shanghai Runda Medical Technology Co. Ltd. Class A	106,700	217
	Sunward Intelligent Equipment Co. Ltd. Class A	213,100	216
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	239,600	215
	JSTI Group Class A	190,400	215
	Zhejiang Meida Industrial Co. Ltd. Class A	108,200	214
	Anhui Korrun Co. Ltd. Class A	45,000	213
*	Wuhan P&S Information Technology Co. Ltd. Class A	231,500	212
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	299,900	212
	Befar Group Co. Ltd. Class A	295,000	212
*	Focused Photonics Hangzhou Inc. Class A	90,700	212
*	Phoenix Media Investment Holdings Ltd.	3,641,783	212
	Bestsun Energy Co. Ltd. Class A	271,860	211
*	Xinjiang Machinery Research Institute Co. Ltd. Class A	287,900	210
	Henan Yuguang Gold & Lead Co. Ltd. Class A	200,300	209
*	Advanced Technology & Materials Co. Ltd. Class A	197,300	209
	Northeast Pharmaceutical Group Co. Ltd. Class A	259,269	209
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	87,600	208
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	62,500	208
*	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	92,700	208
	Western Region Gold Co. Ltd. Class A	84,734	208
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	751,400	208
	Shenzhen Center Power Tech Co. Ltd. Class A	63,100	208
	Guizhou Gas Group Corp. Ltd. Class A	130,200	208
	Fuan Pharmaceutical Group Co. Ltd. Class A	228,100	206
	LingNan Eco&Culture-Tourism Co. Ltd. Class A	327,600	205
	Sumavision Technologies Co. Ltd. Class A	280,800	203
*	Innuovo Technology Co. Ltd. Class A	219,700	203
	Anhui Sun-Create Electronics Co. Ltd. Class A	31,300	203
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	491,200	203
	Jack Sewing Machine Co. Ltd. Class A	70,500	203
	Kunshan Kersen Science & Technology Co. Ltd. Class A	93,200	203
	Jiangsu Etern Co. Ltd. Class A	243,000	202
	Shanxi Blue Flame Holding Co. Ltd. Class A	172,700	202
	Dashang Co. Ltd. Class A	54,200	202
*,§	China Fiber Optic Network System Group Ltd.	2,215,200	200
	Zhongyuan Environment-Protection Co. Ltd. Class A	187,200	199
*	Ningxia Jiaze New Energy Co. Ltd. Class A	370,000	199
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	156,000	198
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	145,400	198

	Shandong New Beiyang Information Technology Co. Ltd. Class A	132,500	198
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	142,600	198
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	185,500	198
	Shenzhen Heungkong Holding Co. Ltd. Class A	651,500	197
	Shandong Minhe Animal Husbandry Co. Ltd. Class A	58,200	195
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	290,900	194
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	108,300	194
*	Wutong Holding Group Co. Ltd. Class A	251,700	191
*	ZJBC Information Technology Co. Ltd. Class A	181,580	190
	Chongqing Pharscin Pharmaceutical Co. Ltd.	67,900	189
	Huizhou Speed Wireless Technology Co. Ltd. Class A	80,400	188
	Goldcard Smart Group Co. Ltd.	82,440	187
	Hexing Electrical Co. Ltd. Class A	86,320	186
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	256,700	186
	Sino GeoPhysical Co. Ltd. Class A	61,300	186
	Shandong Xiantan Co. Ltd. Class A	87,600	185
	Zhejiang Communications Technology Co. Ltd.	228,900	185
*	Goldenmax International Technology Ltd. Class A	140,300	184
*,1	Tian Ge Interactive Holdings Ltd.	1,429,000	182
	Nanfang Zhongjin Environment Co. Ltd. Class A	371,400	182
	Everbright Jiabao Co. Ltd. Class A	293,200	176
	Zhejiang Yankon Group Co. Ltd. Class A	256,500	176
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	134,200	175
	Ningbo Yunsheng Co. Ltd. Class A	195,300	174
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	218,800	173
	Baosheng Science and Technology Innovation Co. Ltd. Class A	266,605	172
	Beijing Forever Technology Co. Ltd. Class A	115,300	170
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	250,700	169
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	46,800	169
	Changchun Faway Automobile Components Co. Ltd. Class A	127,660	167
	Jinyuan EP Co. Ltd. Class A	126,552	166
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	223,000	166
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	27,800	166
	Norinco International Cooperation Ltd. Class A	144,900	165
	China Harzone Industry Corp. Ltd. Class A	46,600	165
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	157,400	163
*	Zhejiang Jingu Co. Ltd. Class A	197,100	163
	Bright Real Estate Group Co. Ltd. Class A	379,800	162
	Misho Ecology & Landscape Co. Ltd. Class A	134,300	161
	China Publishing & Media Co. Ltd. Class A (XSHG)	178,100	161
	China Bester Group Telecom Co. Ltd. Class A	63,800	159
	Inspur Software Co. Ltd. Class A	60,100	159
	Zhejiang Hangmin Co. Ltd. Class A	192,200	159
	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	149,700	158
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	125,500	157
	Nanjing Panda Electronics Co. Ltd. Class A	131,200	157
*	Guangdong Shirongzhaoye Co. Ltd. Class A	150,000	157
*	Landing International Development Ltd.	4,964,400	156
*	Shenzhen Danbond Technology Co. Ltd. Class A	108,700	149
*	Beijing Jingxi Culture & Tourism Co. Ltd. Class A	140,200	147
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A	153,936	146
*	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	82,700	145
^	Maoye International Holdings Ltd.	2,879,459	141
	Rastar Group Class A	244,200	138
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	25,700	132
	Shanghai Shenda Co. Ltd. Class A	165,300	129
*	Chongqing Iron & Steel Co. Ltd. Class H	1,181,500	124

*,^,1 China Metal Resources Utilization Ltd.		2,632,000	121
*	Hakim Unique Internet Co. Ltd. Class A	131,600	117
	Henan Rebecca Hair Products Co. Ltd. Class A	220,700	114
	Xiamen International Airport Co. Ltd. Class A	44,400	113
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	105
*	HY Energy Group Co. Ltd. Class A	91,800	104
*,§	Boshiwa International Holding Ltd.	469,000	102
	FinVolution Group	47,933	97
	Guangxi Guidong Electric Power Co. Ltd. Class A	151,981	89
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSSC)	125,800	65
*,§	China Lumena New Materials Corp.	98,750	64
*,^,§ China Fishery Group Ltd.		1,088,512	60
	Beijing Changjiu Logistics Corp. Class A	40,400	56
*	China Publishing & Media Co. Ltd. Class A (XSSC)	61,400	55
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSHG)	92,560	48
*,§	Hua Han Health Industry Holdings Ltd.	1,817,183	28
*,§	Real Gold Mining Ltd.	239,476	26
*,^,§ Midas Holdings Ltd.		2,619,447	—
*,§	Anxin-China Holdings Ltd.	2,621,200	—
*,§	China High Precision Automation Group Ltd.	401,000	—
*,§	Shenglong PV-Tech Investment Co. Ltd.	44,660	—
			392,278
Colombia (0.0%)
	Banco Davivienda SA Preference Shares	282,923	2,092
*	CEMEX Latam Holdings SA	452,072	214
			2,306
Czech Republic (0.0%)
	Philip Morris CR AS	1,250	746

Denmark (1.4%)
*	Royal Unibrew A/S	137,250	13,885
	SimCorp A/S	110,334	12,883
*,1	Netcompany Group A/S	91,268	6,597
	Ringkjoebing Landbobank A/S	79,548	5,915
*	ALK-Abello A/S	18,093	5,134
*	Jyske Bank A/S	159,958	5,101
*	Bavarian Nordic A/S	163,586	5,041
	Topdanmark A/S	117,792	5,037
*	FLSmidth & Co. A/S	138,750	4,141
*	Zealand Pharma A/S	102,624	3,600
*	Sydbank A/S	163,679	3,109
	Schouw & Co. A/S	34,865	2,853
*	Dfds A/S	82,516	2,562
1	Scandinavian Tobacco Group A/S	174,021	2,560
*	Nkt A/S	75,430	2,097
*	Spar Nord Bank A/S	221,224	1,823
*	Alm Brand A/S	173,151	1,764
*	Drilling Co. of 1972 A/S	60,030	1,378
	D/S Norden A/S	74,484	1,125
*	Nilfisk Holding A/S	76,299	1,043
*,§	OW Bunker A/S	24,023	—
			87,648
Egypt (0.1%)
*	Egyptian Financial Group-Hermes Holding Co.	1,901,116	1,637
*	Orascom Construction plc	157,786	682
	Six of October Development & Investment	681,176	497

	Heliopolis Housing	1,035,795	386
	Medinet Nasr Housing	1,977,909	362
*	Palm Hills Developments SAE	4,059,043	355
*	Pioneers Holding for Financial Investments SAE	1,372,352	312
	Oriental Weavers	727,357	255
	Alexandria Mineral Oils Co.	1,663,216	250
*	Ezz Steel Co. SAE	549,314	202
*,§	Nile Cotton Ginning	31,192	13
			4,951
Finland (1.0%)
*	Kojamo Oyj	501,986	12,475
	Valmet Oyj	370,623	10,384
	TietoEVRY Oyj (XHEL)	207,081	6,082
	Konecranes Oyj Class A	201,258	5,113
	Cargotec Oyj Class B	134,222	4,002
	Metsa Board Oyj	476,831	3,733
	Kemira Oyj	244,523	3,239
	YIT Oyj	444,816	2,585
	Uponor Oyj	149,219	2,499
	Sanoma Oyj	203,286	2,277
*,^	Outokumpu Oyj	846,269	2,261
	TietoEVRY Oyj (XOSL)	56,975	1,667
	Ahlstrom-Munksjo Oyj	105,464	1,632
^	Citycon Oyj	210,065	1,527
	Raisio Oyj	324,794	1,188
*	F-Secure Oyj	273,884	954
*,^	Finnair Oyj	1,645,305	917
	Oriola Oyj	354,301	770
			63,305
France (1.7%)
*	Soitec	58,411	6,924
*	Alten SA	79,431	6,228
*	Sopra Steria Group	39,817	5,946
*	Korian SA	141,818	5,814
	Gaztransport Et Technigaz SA	61,345	5,704
	Spie SA	342,320	5,572
*,^	Lagardere SCA	319,282	4,857
*	Nexans SA	82,032	4,276
	Societe BIC SA	70,281	4,164
	Nexity SA	118,667	4,041
	Ipsos	106,292	2,821
*,1	Neoen SA	59,828	2,725
*	Virbac SA	11,972	2,614
	Trigano SA	22,325	2,548
*	Metropole Television SA	178,770	2,159
	Robertet SA	1,927	2,100
*	Rothschild & Co.	77,570	1,979
*	Coface SA	246,927	1,958
*,1	Verallia SA	56,955	1,915
*,1	Maisons du Monde SA	121,191	1,856
*	Fnac Darty SA	47,242	1,850
*	Interparfums SA	36,327	1,709
*	Cgg SA	1,966,532	1,683
*	Television Francaise 1	288,524	1,655
*	Albioma ACT Loyalty Shares (XPAR)	36,463	1,630
1	Elior Group SA	277,059	1,534

	Vicat SA	42,547	1,402
	Quadient	93,360	1,380
	Mercialys SA	170,124	1,283
	Carmila SA	104,453	1,236
*	Tarkett SA	90,860	1,133
	Ffp	14,439	1,125
*	Mersen SA	40,439	1,091
*	Lisi	46,306	1,041
*	DBV Technologies SA	123,056	999
	Pharmagest Inter@ctive	10,512	999
	Vilmorin & Cie SA	16,893	992
	Bonduelle SCA	39,258	938
*	Albioma SA Loyalty Shares 2021	19,425	868
	Albioma SA	18,198	814
	Derichebourg SA	256,071	740
	Beneteau SA	102,357	739
*	Akka Technologies	34,386	716
*,^	Vallourec SA	21,262	709
*	Eramet	24,557	669
*	Manitou BF SA	34,581	639
*,1	X-Fab Silicon Foundries SE	149,353	532
	Guerbet	14,773	523
*,^	Genfit	101,858	504
*	GL Events	35,387	458
*,^,1 Europcar Mobility Group		293,085	455
	Jacquet Metal Service SA	35,703	451
*	Rallye SA	65,379	448
	Akwel	23,706	375
	Boiron SA	8,023	315
*,1	Smcp SA	69,866	303
*	Etablissements Maurel et Prom SA	152,790	302
	Union Financiere de France BQE SA	10,350	189
*	Bourbon Corp.	28,437	123
*	Esso SA Francaise	6,376	97
*,^,§ Bourbon Corp. (Ordinary Shares)		12,121	52
			110,902
Germany (3.7%)
*	HelloFresh SE	392,307	21,295
*	MorphoSys AG	91,086	11,693
	Gerresheimer AG	87,418	10,056
*,^	Evotec SE	374,905	9,919
	TAG Immobilien AG	352,387	9,266
*	Dialog Semiconductor plc	193,591	9,075
*	alstria office REIT-AG	496,950	7,434
	Grand City Properties SA	308,891	7,354
	Aurubis AG	100,315	6,690
	Software AG	136,534	6,347
	Cancom SE	102,102	6,140
	Freenet AG	356,195	6,080
	CompuGroup Medical SE & Co. KGaA	62,239	5,433
	Siltronic AG	57,944	5,286
*	Hypoport SE	11,176	5,243
*,1	ADO Properties SA	172,405	4,855
*,^	Stroeer SE & Co. KGaA	68,944	4,721
^	Encavis AG	273,161	4,296
*	Jungheinrich AG Preference Shares	133,512	4,078
1	Befesa SA	94,827	3,824

	Duerr AG	136,545	3,740
*,^	S&T AG	136,642	3,705
	Pfeiffer Vacuum Technology AG	18,336	3,678
*	Aixtron SE	294,185	3,607
*	Jenoptik AG	142,003	3,559
^	K&S AG	533,264	3,537
	Stabilus SA	68,246	3,435
	Patrizia AG	122,455	3,357
*	Aareal Bank AG	166,546	3,047
*	Zooplus AG	17,223	2,980
*,^	Sixt SE	37,995	2,811
	New Work SE	7,739	2,547
	Norma Group SE	88,892	2,473
	Krones AG	40,525	2,462
	Hornbach Holding AG & Co. KGaA	23,568	2,268
	Sixt SE Preference Shares	44,214	2,231
	KWS Saat SE & Co. KGaA	28,555	2,212
*,1	Deutsche Pfandbriefbank AG	342,278	2,168
*	Deutsche EuroShop AG	142,244	2,109
*	Draegerwerk AG & Co. KGaA Preference Shares	21,200	1,998
*	Nordex SE	191,367	1,981
	DIC Asset AG	140,237	1,814
*	Ceconomy AG	496,055	1,768
*	Indus Holding AG	50,172	1,714
*	Deutz AG	335,011	1,679
	Dermapharm Holding SE	32,962	1,667
	Schaeffler AG Preference Shares	206,827	1,509
*	Salzgitter AG	106,719	1,449
	Bilfinger SE	78,425	1,370
*	Kloeckner & Co. SE	200,754	1,268
*	Wacker Neuson SE	71,217	1,264
	BayWa AG	39,933	1,254
	Deutsche Beteiligungs AG	31,900	1,187
*	Washtec AG	28,641	1,182
*	Hamburger Hafen und Logistik AG	67,324	1,163
*	Takkt AG	91,724	1,130
*	Vossloh AG	24,606	1,111
	Wuestenrot & Wuerttembergische AG	53,583	903
*,^	Koenig & Bauer AG	38,068	831
*	TLG Immobilien AG	37,541	769
*	Leoni AG	91,478	751
*	SMA Solar Technology AG	24,575	720
*	Heidelberger Druckmaschinen AG	766,825	642
*,^	Corestate Capital Holding SA	29,166	622
	CropEnergies AG	54,617	586
*,^	SGL Carbon SE	139,227	514
	Bertrandt AG	13,190	491
*,^	ElringKlinger AG	79,453	482
			238,830
Greece (0.2%)
	Terna Energy SA	124,390	1,633
*	Public Power Corp. SA	318,905	1,482
*	LAMDA Development SA	195,851	1,316
*	Piraeus Bank SA	809,111	1,116
*	GEK Terna Holding Real Estate Construction SA	149,933	1,025
	Sarantis SA	92,043	918
	Holding Co. ADMIE IPTO SA	313,379	826

*	Fourlis Holdings SA	117,722	541
*	Viohalco SA	184,058	524
	Hellenic Exchanges SA	145,345	520
*	Ellaktor SA	376,649	485
*	Aegean Airlines SA	84,732	361
			10,747
Hong Kong (1.1%)
	Microport Scientific Corp.	1,278,000	6,213
	Man Wah Holdings Ltd.	4,082,800	4,637
	HKBN Ltd.	2,127,629	3,930
	Fortune REIT	3,652,589	3,183
	Gemdale Properties & Investment Corp. Ltd.	14,810,000	2,621
	COFCO Meat Holdings Ltd.	4,715,000	2,346
	IGG Inc.	2,378,000	2,330
*,^,1 Razer Inc.		10,211,000	2,106
	Luk Fook Holdings International Ltd.	922,399	1,979
^	Xinyi Energy Holdings Ltd.	4,126,000	1,486
*	Hong Kong Television Network Ltd.	1,472,000	1,466
	K Wah International Holdings Ltd.	3,455,398	1,458
	Pacific Basin Shipping Ltd.	11,766,532	1,445
	Asia Cement China Holdings Corp.	1,221,500	1,384
	SUNeVision Holdings Ltd.	1,724,000	1,289
	Sunlight REIT	2,748,072	1,284
	Value Partners Group Ltd.	2,514,434	1,267
	United Laboratories International Holdings Ltd.	1,356,500	1,266
*	Pou Sheng International Holdings Ltd.	5,696,000	1,245
	CITIC Telecom International Holdings Ltd.	3,725,004	1,182
	Stella International Holdings Ltd.	1,205,500	1,172
	VSTECS Holdings Ltd.	1,864,000	1,096
	Prosperity REIT	3,357,000	1,010
	Road King Infrastructure Ltd.	747,346	1,005
	China Harmony Auto Holding Ltd.	2,101,500	947
	Canvest Environmental Protection Group Co. Ltd.	2,039,000	923
*,^,1 Frontage Holdings Corp.		1,710,000	906
	Chinese Estates Holdings Ltd.	1,317,000	870
	Far East Consortium International Ltd.	2,920,858	867
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	672,000	803
	Ju Teng International Holdings Ltd.	2,287,002	801
1	Xiabuxiabu Catering Management China Holdings Co. Ltd.	790,500	793
*,^,§ Town Health International Medical Group Ltd.		8,913,419	791
*,§	Superb Summit International Group Ltd.	3,957,346	746
1	Impro Precision Industries Ltd.	2,119,000	731
*	Apollo Future Mobility Group Ltd.	11,708,000	703
	Chow Sang Sang Holdings International Ltd.	651,565	695
	Pacific Textiles Holdings Ltd.	1,401,000	655
	Dynam Japan Holdings Co. Ltd.	763,040	642
*	Suncity Group Holdings Ltd.	5,878,000	623
	Sun Hung Kai & Co. Ltd.	1,584,000	612
*	Esprit Holdings Ltd.	5,073,000	603
	Lee's Pharmaceutical Holdings Ltd.	747,500	590
	SmarTone Telecommunications Holdings Ltd.	1,081,730	565
*,§	Convoy Global Holdings Ltd.	26,130,000	563
*,1	CGN New Energy Holdings Co. Ltd.	3,100,720	560
*	Truly International Holdings Ltd.	4,567,000	543
*	Inspur International Ltd.	1,585,203	491
^,1	IMAX China Holding Inc.	316,558	485
	Giordano International Ltd.	3,105,735	457

*	Goodbaby International Holdings Ltd.	2,480,000	413
*	G-Resources Group Ltd.	64,923,190	410
*,^	China Silver Group Ltd.	3,136,508	405
*	Digital Domain Holdings Ltd.	54,340,000	393
*	KuangChi Science Ltd.	5,111,000	337
1	Crystal International Group Ltd.	1,554,000	337
*,^	Anton Oilfield Services Group	5,653,298	329
^,1	Regina Miracle International Holdings Ltd.	1,000,000	288
*	GCL New Energy Holdings Ltd.	17,847,541	281
*	HC Group Inc.	1,693,000	262
	Texwinca Holdings Ltd.	1,802,000	256
*,§	National Agricultural Holdings Ltd.	1,560,000	240
*	Lifestyle China Group Ltd.	1,150,870	238
*	Glory Sun Land Group Ltd.	4,000,000	237
*,^	NewOcean Energy Holdings Ltd.	2,584,000	237
*	Honghua Group Ltd.	6,508,000	235
*	Emperor Capital Group Ltd.	11,147,860	235
*	New World Department Store China Ltd.	1,391,666	226
	BOE Varitronix Ltd.	810,000	221
	Singamas Container Holdings Ltd.	4,051,960	188
*,§	Camsing International Holding Ltd.	1,068,000	160
	Henderson Investment Ltd.	3,014,000	159
	Shenwan Hongyuan HK Ltd.	1,070,000	146
	EVA Precision Industrial Holdings Ltd.	2,952,000	146
*	China LNG Group Ltd.	4,565,999	143
	Emperor Watch & Jewellery Ltd.	8,110,000	122
*	Parkson Retail Group Ltd.	2,612,500	106
*,§	Tech Pro technology Development Ltd.	10,406,800	91
^,§	Agritrade Resources Ltd.	6,905,000	74
	NOVA Group Holdings Ltd.	3,500,000	65
*	China Animal Healthcare Ltd.	1,003,918	65
*,§	China Baoli Technologies Holdings Ltd.	4,844,496	62
*	Beijing Sports and Entertainment Industry Group Ltd.	505,000	10
			73,482
Hungary (0.0%)
*,^	Opus Global Nyrt	691,793	547

India (2.2%)
	Apollo Hospitals Enterprise Ltd.	268,891	6,030
	Tata Consumer Products Ltd.	903,287	5,154
	Balkrishna Industries Ltd.	225,008	3,966
*	Crompton Greaves Consumer Electricals Ltd.	1,158,009	3,771
	PI Industries Ltd.	153,955	3,614
	Ipca Laboratories Ltd.	124,137	3,119
*	Max Financial Services Ltd.	370,878	2,765
	Natco Pharma Ltd.	249,895	2,617
*	Fortis Healthcare Ltd.	1,363,470	2,516
*	Escorts Ltd.	164,131	2,486
1	Dr Lal PathLabs Ltd.	96,973	2,452
	AIA Engineering Ltd.	108,947	2,403
	Bayer CropScience Ltd.	30,131	2,233
	Jubilant Life Sciences Ltd.	200,416	2,129
	Coromandel International Ltd.	197,046	2,050
	Indraprastha Gas Ltd.	371,167	2,002
	SRF Ltd.	38,439	1,948
	Supreme Industries Ltd.	108,038	1,857
	Varun Beverages Ltd.	193,814	1,832

	Gujarat Gas Ltd.	461,492	1,783
	Pfizer Ltd.	30,663	1,754
	Mindtree Ltd.	120,352	1,738
*,1	Syngene International Ltd.	266,932	1,737
	Alembic Pharmaceuticals Ltd.	127,621	1,684
	Sanofi India Ltd.	15,522	1,613
	Aarti Industries Ltd.	119,802	1,582
	Manappuram Finance Ltd.	691,106	1,462
	Ramco Cements Ltd.	156,737	1,446
	Mahanagar Gas Ltd.	110,197	1,434
	Phoenix Mills Ltd.	173,879	1,433
1	Laurus Labs Ltd.	114,555	1,429
1	L&T Technology Services Ltd.	70,460	1,421
	Indian Hotels Co. Ltd.	1,335,277	1,358
	City Union Bank Ltd.	824,341	1,331
	Coforge Ltd.	51,619	1,327
	Relaxo Footwears Ltd.	166,661	1,324
	CESC Ltd.	180,060	1,320
	Astral Poly Technik Ltd.	102,040	1,314
	Sundaram Finance Ltd.	74,659	1,275
	Ajanta Pharma Ltd.	58,518	1,273
	Persistent Systems Ltd.	101,357	1,243
	Hexaware Technologies Ltd.	239,197	1,217
	WABCO India Ltd.	12,933	1,201
*,1	ICICI Securities Ltd.	187,626	1,138
1	Endurance Technologies Ltd.	90,165	1,088
	JK Cement Ltd.	52,883	1,058
	Apollo Tyres Ltd.	731,587	1,055
	Gujarat State Petronet Ltd.	383,922	1,049
	PVR Ltd.	71,521	1,034
*	Edelweiss Financial Services Ltd.	998,047	1,009
*	Aavas Financiers Ltd.	54,095	986
	Kajaria Ceramics Ltd.	178,858	969
*	Sumitomo Chemical India Ltd.	271,386	968
	Motilal Oswal Financial Services Ltd.	100,520	914
	KRBL Ltd.	250,885	906
*,1	Quess Corp. Ltd.	185,036	904
	Vinati Organics Ltd.	68,934	901
	Amara Raja Batteries Ltd.	91,350	863
*	Aditya Birla Fashion and Retail Ltd.	518,839	862
	Tube Investments of India Ltd.	126,938	862
	Prestige Estates Projects Ltd.	301,631	791
1	Godrej Agrovet Ltd.	128,585	788
	Bombay Burmah Trading Co.	46,817	788
	Sundram Fasteners Ltd.	141,835	788
	Polycab India Ltd.	70,540	772
	Thermax Ltd.	76,031	757
	Radico Khaitan Ltd.	149,623	737
	TTK Prestige Ltd.	9,355	723
	Strides Pharma Science Ltd.	122,995	716
	Birlasoft Ltd.	442,711	708
*	TeamLease Services Ltd.	28,294	697
	Minda Industries Ltd.	176,843	676
	Redington India Ltd.	555,361	670
	IRB Infrastructure Developers Ltd.	392,153	632
	V-Guard Industries Ltd.	288,932	628
	Gujarat Pipavav Port Ltd.	628,748	627

	Balrampur Chini Mills Ltd.	363,218	609
	Ceat Ltd.	51,516	598
	Chambal Fertilizers and Chemicals Ltd.	282,018	596
	Kaveri Seed Co. Ltd.	73,448	592
*	V-Mart Retail Ltd.	24,487	588
*	Just Dial Ltd.	118,631	581
	Cholamandalam Financial Holdings Ltd.	127,928	566
	JM Financial Ltd.	567,677	563
	National Aluminium Co. Ltd.	1,254,218	550
	Avanti Feeds Ltd.	91,272	543
	Vakrangee Ltd.	1,448,775	543
	Symphony Ltd.	47,028	531
	India Cements Ltd.	348,069	517
*	TV18 Broadcast Ltd.	1,152,718	512
	Indiabulls Ventures Ltd.	324,881	493
	DCM Shriram Ltd.	103,611	470
*	Sun Pharma Advanced Research Co. Ltd.	199,448	469
	NCC Ltd.	1,206,067	466
	Welspun India Ltd.	887,543	465
	Multi Commodity Exchange of India Ltd.	20,223	456
*	Sterlite Technologies Ltd.	276,651	452
*	DCB Bank Ltd.	424,651	438
	Welspun Corp. Ltd.	371,662	436
	Great Eastern Shipping Co. Ltd.	142,912	432
*	Karur Vysya Bank Ltd.	929,564	429
*	Suzlon Energy Ltd.	7,315,490	421
	Graphite India Ltd.	189,989	418
	HEG Ltd.	42,118	412
	Finolex Cables Ltd.	106,737	384
*	Mahindra CIE Automotive Ltd.	264,110	382
	NBCC India Ltd.	1,218,046	375
	Engineers India Ltd.	428,062	367
	PTC India Ltd.	513,301	354
1	Dilip Buildcon Ltd.	93,203	347
	Care Ratings Ltd.	61,272	347
	EIH Ltd.	391,737	338
*	Bajaj Consumer Care Ltd.	140,940	331
*	Century Textiles & Industries Ltd.	79,219	326
	Sobha Ltd.	109,418	320
*,1	PNB Housing Finance Ltd.	111,162	310
*	GE Power India Ltd.	47,220	306
*	Wockhardt Ltd.	82,680	305
	eClerx Services Ltd.	46,878	300
	Rain Industries Ltd.	239,056	293
*	Indian Bank	326,939	255
*	Central Bank of India	1,029,237	247
	Jindal Saw Ltd.	330,453	243
*	Karnataka Bank Ltd.	424,154	237
*	South Indian Bank Ltd.	2,530,914	233
*	Equitas Holdings Ltd.	328,389	215
*	Gujarat Fluorochemicals Ltd.	39,859	215
*	Indiabulls Real Estate Ltd.	319,224	214
	Gateway Distriparks Ltd.	181,455	199
*	Future Consumer Ltd.	1,294,358	194
*	IFCI Ltd.	2,080,451	172
*	Hindustan Construction Co. Ltd.	2,253,755	167
	Repco Home Finance Ltd.	85,741	167

	Sadbhav Engineering Ltd.	251,710	144
*	CG Power and Industrial Solutions Ltd.	1,138,183	141
	Tata Chemicals Ltd.	34,401	141
*	Raymond Ltd.	43,632	139
*	Arvind Ltd.	356,918	136
*	Jammu & Kashmir Bank Ltd.	633,463	133
*	Dish TV India Ltd.	1,280,052	122
	Gujarat Mineral Development Corp. Ltd.	221,782	122
*	VA Tech Wabag Ltd.	77,718	119
*	Thomas Cook India Ltd.	252,195	99
	IIFL Finance Ltd.	34,271	31
*	Alok Industries Ltd.	49,529	23
*	PVR Ltd. Rights Exp. 07/31/2020	5,326	21
*	Aarti Surfactants Ltd.	6,142	20
*	Gateway Distriparks Ltd. Rights Exp. 08/13/2020	26,882	6
*,§	Chennai Super Kings Cricket Ltd.	176,674	—
			141,393
Indonesia (0.4%)
*	Ace Hardware Indonesia Tbk PT	19,018,300	2,279
*	Pakuwon Jati Tbk PT	63,812,934	1,859
*	Ciputra Development Tbk PT	38,312,755	1,725
*	Pabrik Kertas Tjiwi Kimia Tbk PT	3,485,300	1,618
*	Lippo Karawaci Tbk PT	161,143,077	1,521
	Bank BTPN Syariah Tbk PT	6,412,100	1,521
	Japfa Comfeed Indonesia Tbk PT	19,190,500	1,401
*	Summarecon Agung Tbk PT	30,065,068	1,242
	Aneka Tambang Tbk	23,656,019	1,186
*	Mitra Adiperkasa Tbk PT	20,437,800	955
	AKR Corporindo Tbk PT	4,573,983	906
	Bank Tabungan Negara Persero Tbk PT	9,612,670	839
	Wijaya Karya Persero Tbk PT	8,379,733	685
*	Medco Energi Internasional Tbk PT	19,157,206	614
	Indo Tambangraya Megah Tbk PT	1,109,400	604
*	Bank Pan Indonesia Tbk PT	10,699,100	591
*	Panin Financial Tbk PT	44,811,200	569
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,724,229	526
	Waskita Karya Persero Tbk PT	11,552,779	497
	PP Persero Tbk PT	6,724,500	451
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,806,700	436
*	Timah Tbk PT	7,743,920	405
*,§	Trada Alam Minera Tbk PT	95,405,707	327
*	Siloam International Hospitals Tbk PT	965,739	312
*	Ramayana Lestari Sentosa Tbk PT	8,059,500	311
*	Global Mediacom Tbk PT	20,804,906	304
*	Krakatau Steel Persero Tbk PT	11,308,950	295
	Surya Semesta Internusa Tbk PT	11,068,700	286
*	Eagle High Plantations Tbk PT	34,839,200	285
*	Alam Sutera Realty Tbk PT	32,738,291	276
*	Kresna Graha Investama Tbk PT	37,144,500	274
*	Sentul City Tbk PT	78,975,806	270
	Adhi Karya Persero Tbk PT	4,996,400	206
*	Salim Ivomas Pratama Tbk PT	8,973,900	198
*	Bekasi Fajar Industrial Estate Tbk PT	13,233,100	112
*	Agung Podomoro La Tbk PT	9,666,778	78
*	Totalindo Eka Persada Tbk PT	18,031,900	62

*	Sampoerna Agro Tbk PT	55,200	7
			26,033
Ireland (0.2%)
	C&C Group plc (XDUB)	852,933	2,584
	Hibernia REIT plc	1,894,931	2,542
	Cairn Homes plc (XLON)	1,890,130	1,938
	Irish Continental Group plc	443,140	1,731
	Dalata Hotel Group plc	511,771	1,572
*	Permanent TSB Group Holdings plc	320,385	184
	Cairn Homes plc (XDUB)	23,691	24
			10,575
Israel (0.6%)
*	Nova Measuring Instruments Ltd.	77,736	3,979
*	Enlight Renewable Energy Ltd.	1,393,185	2,451
	Matrix IT Ltd.	87,017	2,272
	Electra Ltd.	4,851	2,245
*	Energix-Renewable Energies Ltd.	478,019	2,150
	AudioCodes Ltd.	57,406	2,101
	Sapiens International Corp. NV	68,641	2,072
	Reit 1 Ltd.	490,094	1,942
	Formula Systems 1985 Ltd.	21,044	1,863
*	Hilan Ltd.	38,174	1,717
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	21,401	1,297
	Mega Or Holdings Ltd.	54,307	1,249
	Isracard Ltd.	530,973	1,229
*	Partner Communications Co. Ltd.	287,181	1,181
*	Clal Insurance Enterprises Holdings Ltd.	132,658	1,155
	Bayside Land Corp.	1,873	1,151
	FIBI Holdings Ltd.	45,832	1,147
*	Allot Ltd.	85,282	1,016
	Kenon Holdings Ltd.	46,045	948
*	AFI Properties Ltd.	40,356	910
	Big Shopping Centers Ltd.	12,403	889
*	Cellcom Israel Ltd. (Registered)	226,656	889
	Sella Capital Real Estate Ltd.	540,590	883
	Menora Mivtachim Holdings Ltd.	63,977	758
*	Kamada Ltd.	83,994	696
*	Delek Automotive Systems Ltd.	144,845	687
	IDI Insurance Co. Ltd.	21,063	481
*	Brack Capital Properties NV	6,540	463
*	Gilat Satellite Networks Ltd.	75,900	421
*	Naphtha Israel Petroleum Corp. Ltd.	97,820	363
	Delta Galil Industries Ltd.	26,762	278
	Property & Building Corp. Ltd.	3,439	265
	Norstar Holdings Inc.	26,678	90
			41,238
Italy (1.8%)
	Interpump Group SPA	222,212	7,307
	Azimut Holding SPA	340,121	6,480
*	Unipol Gruppo SPA	1,337,091	5,617
*	De' Longhi SPA	177,788	5,565
	Reply SPA	57,336	5,276
*	Banca Generali SPA	155,816	4,661
*,^	IMA Industria Macchine Automatiche SPA	58,255	4,640
	Iren SPA	1,774,319	4,482
*	Cerved Group SPA	521,480	4,324

	Erg SpA	152,270	3,713
*	Freni Brembo SPA	404,633	3,665
*	Astm SpA	170,159	3,617
1	Anima Holding SPA	732,537	3,305
*,1	Technogym SPA	336,128	2,861
1	Enav SPA	698,818	2,858
*	Banca Popolare di Sondrio SCPA	1,238,252	2,766
*	Brunello Cucinelli SPA	93,417	2,721
*,^	BPER Banca	1,026,784	2,606
*	Societa Cattolica di Assicurazioni SC	428,545	2,595
	Acea SpA	122,519	2,508
1	Carel Industries SPA	112,078	2,117
	Falck Renewables SPA	319,399	2,089
*,1	Banca Farmafactoring SPA	360,065	2,044
*,1	doValue SPA	163,595	1,802
	Tamburi Investment Partners SPA	268,777	1,772
1	RAI Way SPA	266,697	1,756
*	Autogrill SPA	344,852	1,649
*,^	Juventus Football Club SPA	1,336,251	1,416
*	Marr SpA	91,939	1,366
	Italmobiliare SPA	38,566	1,340
	Zignago Vetro SPA	85,351	1,338
*,^	Banca Monte dei Paschi di Siena SPA	731,983	1,338
	Piaggio & C SPA	455,422	1,277
*	Saras SPA	1,530,021	1,135
*	Credito Emiliano SPA	208,830	1,069
	Danieli & C Officine Meccaniche SPA Saving Shares	119,936	966
*,^	Fincantieri SPA	1,369,783	936
	Cementir Holding NV	130,380	906
^	Webuild SPA	629,500	813
*,^	Tod's SPA	27,386	793
	Datalogic SPA	55,056	775
*	CIR SpA-Compagnie Industriali	1,659,550	753
*	Banca IFIS SPA	72,490	747
*,^	Maire Tecnimont SPA	412,978	741
	Immobiliare Grande Distribuzione SIIQ SPA	182,346	684
*	Biesse SPA	37,707	541
*,1	Ovs SpA	458,285	501
*	Arnoldo Mondadori Editore SPA	335,969	422
	Danieli & C Officine Meccaniche SPA	27,666	362
	DeA Capital SPA	225,174	303
*	Cairo Communication SPA	188,429	303
*	Rizzoli Corriere Della Sera Mediagroup SPA	311,758	215
*,^	Geox SPA	213,244	164
			116,000
Japan (14.0%)
	Tokyo Ohka Kogyo Co. Ltd.	103,733	5,487
	Nippon Gas Co. Ltd.	101,600	4,769
	BayCurrent Consulting Inc.	37,196	4,506
	Iwatani Corp.	112,424	3,971
	NEC Networks & System Integration Corp.	186,600	3,964
	Fuji Corp.	219,788	3,883
	Fujitec Co. Ltd.	214,484	3,676
	Daiwabo Holdings Co. Ltd.	50,276	3,655
	ADEKA Corp.	271,855	3,611
	Nitto Boseki Co. Ltd.	77,211	3,610
	As One Corp.	33,700	3,594

Infomart Corp.	575,400	3,573
NSD Co. Ltd.	194,068	3,529
Asahi Holdings Inc.	100,200	3,491
Mirait Holdings Corp.	249,971	3,444
Tokyo Seimitsu Co. Ltd.	106,134	3,392
Menicon Co. Ltd.	69,400	3,377
Nichias Corp.	152,369	3,295
Toagosei Co. Ltd.	342,792	3,268
cocokara fine Inc.	59,189	3,221
Inaba Denki Sangyo Co. Ltd.	140,300	3,210
Meitec Corp.	67,846	3,158
DCM Holdings Co. Ltd.	245,388	3,082
Katitas Co. Ltd.	133,800	3,061
^ Yoshinoya Holdings Co. Ltd.	176,420	3,019
Jafco Co. Ltd.	85,400	3,017
Nippon Suisan Kaisha Ltd.	718,522	3,014
CKD Corp.	153,600	2,964
Digital Garage Inc.	88,200	2,952
Elecom Co. Ltd.	59,000	2,945
Japan Elevator Service Holdings Co. Ltd.	88,400	2,936
TOKAI Holdings Corp.	314,400	2,932
Jeol Ltd.	104,500	2,924
Keihin Corp.	120,721	2,889
Showa Corp.	136,292	2,880
Shimachu Co. Ltd.	105,800	2,879
Systena Corp.	187,900	2,820
Hazama Ando Corp.	526,179	2,813
Takuma Co. Ltd.	202,400	2,798
Duskin Co. Ltd.	111,460	2,774
Shinko Electric Industries Co. Ltd.	183,400	2,761
Daio Paper Corp.	203,154	2,759
Nippon Light Metal Holdings Co. Ltd.	1,654,669	2,726
JINS Holdings Inc.	40,000	2,715
Kenedix Inc.	594,500	2,704
Internet Initiative Japan Inc.	75,156	2,668
Sakata Seed Corp.	87,056	2,664
IR Japan Holdings Ltd.	24,100	2,662
Kohnan Shoji Co. Ltd.	71,200	2,657
Nikkon Holdings Co. Ltd.	143,348	2,612
Kumiai Chemical Industry Co. Ltd.	267,050	2,588
Nishimatsu Construction Co. Ltd.	138,442	2,570
Fuji Soft Inc.	55,974	2,525
Life Corp.	54,200	2,522
Mizuho Leasing Co. Ltd.	113,901	2,521
Trusco Nakayama Corp.	106,800	2,516
Nihon Parkerizing Co. Ltd.	258,761	2,511
Toei Co. Ltd.	18,864	2,507
Earth Corp.	36,043	2,475
Toho Holdings Co. Ltd.	143,318	2,454
Kanematsu Corp.	224,800	2,449
Kiyo Bank Ltd.	172,810	2,431
Komeri Co. Ltd.	77,200	2,430
^ Joyful Honda Co. Ltd.	167,948	2,425
Japan Material Co. Ltd.	156,000	2,375
Paramount Bed Holdings Co. Ltd.	55,300	2,358
Milbon Co. Ltd.	51,320	2,342
Kadokawa Corp.	112,201	2,296

Valor Holdings Co. Ltd.	105,700	2,295
Daiseki Co. Ltd.	106,487	2,292
Okumura Corp.	96,252	2,283
Japan Lifeline Co. Ltd.	182,200	2,258
Heiwa Real Estate Co. Ltd.	92,142	2,249
Taiyo Holdings Co. Ltd.	47,400	2,239
EDION Corp.	232,175	2,237
Takasago Thermal Engineering Co. Ltd.	167,789	2,229
Nojima Corp.	88,700	2,224
TKC Corp.	40,149	2,210
Nissin Kogyo Co. Ltd.	106,809	2,208
Taikisha Ltd.	78,288	2,200
Anicom Holdings Inc.	55,200	2,192
Prima Meat Packers Ltd.	81,588	2,180
Kumagai Gumi Co. Ltd.	94,980	2,177
Arcs Co. Ltd.	93,800	2,176
Digital Arts Inc.	26,200	2,172
Awa Bank Ltd.	100,600	2,155
Wacom Co. Ltd.	395,236	2,146
Senko Group Holdings Co. Ltd.	285,800	2,137
Sangetsu Corp.	155,720	2,130
Create SD Holdings Co. Ltd.	59,318	2,130
Showa Sangyo Co. Ltd.	64,900	2,101
Tsubakimoto Chain Co.	88,864	2,086
Ogaki Kyoritsu Bank Ltd.	106,074	2,083
DTS Corp.	108,342	2,073
Nippon Flour Mills Co. Ltd.	130,629	2,059
Fuso Chemical Co. Ltd.	52,900	2,037
en-japan Inc.	84,500	2,035
Kureha Corp.	49,102	2,026
Daihen Corp.	54,751	2,018
Ichibanya Co. Ltd.	44,668	1,970
Oki Electric Industry Co. Ltd.	221,706	1,968
Eizo Corp.	52,856	1,962
Cybozu Inc.	65,800	1,950
Maruwa Co. Ltd.	22,600	1,948
Nippon Densetsu Kogyo Co. Ltd.	95,803	1,934
Hokkaido Electric Power Co. Inc.	498,900	1,928
Central Glass Co. Ltd.	106,313	1,923
San-In Godo Bank Ltd.	410,600	1,920
Nisshin Oillio Group Ltd.	63,052	1,911
Macnica Fuji Electronics Holdings Inc.	126,013	1,900
Fujimi Inc.	54,347	1,899
KYORIN Holdings Inc.	103,800	1,886
Maruwa Unyu Kikan Co. Ltd.	55,602	1,881
Nippon Soda Co. Ltd.	73,225	1,881
Okinawa Electric Power Co. Inc.	120,508	1,879
Prestige International Inc.	237,700	1,857
Toyo Ink SC Holdings Co. Ltd.	102,954	1,856
Morita Holdings Corp.	106,666	1,849
San-A Co. Ltd.	48,344	1,823
Belc Co. Ltd.	25,300	1,823
Tomy Co. Ltd.	241,717	1,814
eGuarantee Inc.	80,200	1,811
Kameda Seika Co. Ltd.	36,100	1,803
Infocom Corp.	56,540	1,802
United Super Markets Holdings Inc.	149,450	1,801

Kato Sangyo Co. Ltd.	56,900	1,790
ZERIA Pharmaceutical Co. Ltd.	100,640	1,782
* Optim Corp.	54,738	1,777
Funai Soken Holdings Inc.	84,050	1,772
Hanwa Co. Ltd.	99,583	1,770
Totetsu Kogyo Co. Ltd.	74,100	1,768
Hogy Medical Co. Ltd.	58,522	1,764
Shoei Co. Ltd.	66,100	1,761
JCU Corp.	59,000	1,760
Transcosmos Inc.	72,496	1,754
Tri Chemical Laboratories Inc.	17,644	1,753
^ Colowide Co. Ltd.	155,700	1,746
KH Neochem Co. Ltd.	95,000	1,737
Takara Standard Co. Ltd.	128,099	1,730
Hyakugo Bank Ltd.	579,400	1,712
Strike Co. Ltd.	38,814	1,704
* Descente Ltd.	105,000	1,703
Information Services International-Dentsu Ltd.	32,300	1,696
Nagaileben Co. Ltd.	67,500	1,692
MOS Food Services Inc.	65,358	1,680
^ Fuji Kyuko Co. Ltd.	62,800	1,678
Meidensha Corp.	112,387	1,676
Hokkoku Bank Ltd.	64,051	1,673
Raito Kogyo Co. Ltd.	120,300	1,671
* Change Inc.	19,500	1,659
Arata Corp.	34,959	1,658
^ Suruga Bank Ltd.	492,000	1,656
Kintetsu World Express Inc.	96,600	1,651
Axial Retailing Inc.	39,030	1,650
* Aiful Corp.	804,800	1,649
Tocalo Co. Ltd.	146,900	1,645
Max Co. Ltd.	109,000	1,642
Iriso Electronics Co. Ltd.	54,100	1,635
Sanki Engineering Co. Ltd.	148,567	1,632
Comture Corp.	61,500	1,625
Atom Corp.	230,957	1,623
Yamazen Corp.	178,700	1,611
Tokyotokeiba Co. Ltd.	41,100	1,610
Sumitomo Warehouse Co. Ltd.	142,355	1,608
Juroku Bank Ltd.	93,700	1,605
Zojirushi Corp.	118,700	1,600
Bank of Okinawa Ltd.	57,644	1,589
NichiiGakkan Co. Ltd.	108,500	1,586
Ryoyo Electro Corp.	56,942	1,586
Makino Milling Machine Co. Ltd.	55,880	1,585
Taiko Pharmaceutical Co. Ltd.	71,237	1,562
Gunze Ltd.	42,907	1,561
Kanamoto Co. Ltd.	76,700	1,550
Outsourcing Inc.	280,100	1,549
Japan Wool Textile Co. Ltd.	179,889	1,547
Nichiha Corp.	76,000	1,543
Hitachi Zosen Corp.	436,210	1,539
MCJ Co. Ltd.	178,100	1,538
Sumitomo Mitsui Construction Co. Ltd.	395,346	1,535
Takeuchi Manufacturing Co. Ltd.	92,000	1,534
Mitsubishi Logisnext Co. Ltd.	177,900	1,533
Nippon Signal Company Ltd.	161,016	1,532

Nanto Bank Ltd.	84,200	1,521
Eiken Chemical Co. Ltd.	84,900	1,510
Bell System24 Holdings Inc.	92,500	1,507
Yokogawa Bridge Holdings Corp.	85,600	1,506
Nichi-iko Pharmaceutical Co. Ltd.	130,402	1,481
Heiwado Co. Ltd.	78,200	1,473
Keiyo Bank Ltd.	325,300	1,472
Starts Corp. Inc.	80,515	1,470
North Pacific Bank Ltd.	766,700	1,468
Tokyo Dome Corp.	244,178	1,461
Giken Ltd.	39,800	1,452
^ Shibuya Corp.	56,000	1,451
BML Inc.	57,900	1,442
Okamoto Industries Inc.	38,000	1,438
Aeon Delight Co. Ltd.	47,500	1,435
Uchida Yoko Co. Ltd.	23,600	1,429
Sekisui Jushi Corp.	75,800	1,428
Raiznext Corp.	126,300	1,427
FCC Co. Ltd.	91,743	1,420
Okamura Corp.	217,447	1,414
Mandom Corp.	96,954	1,405
Chudenko Corp.	66,800	1,390
Kitz Corp.	219,648	1,389
Nachi-Fujikoshi Corp.	49,651	1,381
Rorze Corp.	26,700	1,373
Nippon Seiki Co. Ltd.	122,032	1,371
Fujimori Kogyo Co. Ltd.	42,500	1,369
Seiren Co. Ltd.	118,700	1,369
Saibu Gas Co. Ltd.	64,173	1,365
^ Nikkiso Co. Ltd.	163,461	1,365
Hosiden Corp.	159,167	1,363
Ohsho Food Service Corp.	28,574	1,363
Maeda Kosen Co. Ltd.	56,500	1,358
Nomura Co. Ltd.	210,200	1,343
Arcland Sakamoto Co. Ltd.	72,100	1,336
Chugoku Marine Paints Ltd.	141,200	1,336
Tokai Tokyo Financial Holdings Inc.	614,600	1,327
KOMEDA Holdings Co. Ltd.	84,300	1,324
Tokyo Steel Manufacturing Co. Ltd.	234,300	1,323
METAWATER Co. Ltd.	30,400	1,322
Hirata Corp.	24,011	1,320
^ JM Holdings Co. Ltd.	37,800	1,316
Token Corp.	20,486	1,302
Nishimatsuya Chain Co. Ltd.	128,600	1,297
UACJ Corp.	76,785	1,296
ValueCommerce Co. Ltd.	43,500	1,289
Teikoku Sen-I Co. Ltd.	57,884	1,288
ARTERIA Networks Corp.	70,400	1,286
Kanematsu Electronics Ltd.	33,400	1,282
Mitsubishi Pencil Co. Ltd.	117,600	1,268
Shizuoka Gas Co. Ltd.	157,300	1,267
* M&A Capital Partners Co. Ltd.	34,700	1,264
Restar Holdings Corp.	71,100	1,264
Sato Holdings Corp.	60,700	1,261
Dexerials Corp.	138,200	1,258
Sanyo Chemical Industries Ltd.	29,354	1,251
Shinmaywa Industries Ltd.	142,968	1,251

*	RENOVA Inc.	124,200	1,250
	Ai Holdings Corp.	93,900	1,249
	Trancom Co. Ltd.	17,200	1,248
	Yodogawa Steel Works Ltd.	75,433	1,246
	Argo Graphics Inc.	40,800	1,245
	Maruzen Showa Unyu Co. Ltd.	41,700	1,244
*,^	euglena Co. Ltd.	189,000	1,239
	Relia Inc.	116,800	1,236
	Hokuetsu Corp.	367,821	1,232
^	Ringer Hut Co. Ltd.	61,600	1,228
	Inabata & Co. Ltd.	111,300	1,227
	Yuasa Trading Co. Ltd.	45,800	1,225
	Towa Pharmaceutical Co. Ltd.	68,082	1,225
	Solasto Corp.	126,300	1,222
	San-Ai Oil Co. Ltd.	150,400	1,219
	Nitto Kogyo Corp.	74,888	1,218
^	Toridoll Holdings Corp.	116,400	1,217
	Shoei Foods Corp.	35,100	1,216
	Mitsuuroko Group Holdings Co. Ltd.	121,000	1,216
	Hamakyorex Co. Ltd.	40,800	1,216
	TOMONY Holdings Inc.	398,300	1,215
	Okasan Securities Group Inc.	426,200	1,213
^	Create Restaurants Holdings Inc.	249,640	1,211
	Keihanshin Building Co. Ltd.	98,500	1,206
	Tsugami Corp.	130,300	1,200
	Shibaura Machine Co. Ltd.	63,900	1,197
	Sanken Electric Co. Ltd.	62,029	1,194
	Kisoji Co. Ltd.	59,460	1,194
	Ryosan Co. Ltd.	62,757	1,193
	T Hasegawa Co. Ltd.	59,600	1,190
	Nissin Electric Co. Ltd.	127,000	1,190
	Osaka Soda Co. Ltd.	55,100	1,190
	Broadleaf Co. Ltd.	222,900	1,186
	Daibiru Corp.	128,543	1,181
^	Aruhi Corp.	91,626	1,178
	Nohmi Bosai Ltd.	61,000	1,176
	Yokowo Co. Ltd.	51,537	1,164
	Fujicco Co. Ltd.	60,605	1,162
	Nippon Steel Trading Corp.	38,749	1,155
	Inageya Co. Ltd.	66,700	1,150
	Nissha Co. Ltd.	110,760	1,149
	Noritz Corp.	93,887	1,141
	Zuken Inc.	39,200	1,139
	Musashino Bank Ltd.	84,000	1,136
^	eRex Co. Ltd.	84,800	1,133
	COLOPL Inc.	129,700	1,131
	Kura Sushi Inc.	27,300	1,130
	S Foods Inc.	47,200	1,130
	Hyakujushi Bank Ltd.	69,700	1,119
	Idec Corp.	69,300	1,119
	Riken Keiki Co. Ltd.	48,000	1,118
	Torii Pharmaceutical Co. Ltd.	34,900	1,117
	Chubu Shiryo Co. Ltd.	71,700	1,107
	Nippon Road Co. Ltd.	15,700	1,103
	Chofu Seisakusho Co. Ltd.	53,700	1,102
	Hokuto Corp.	55,724	1,101
	TechMatrix Corp.	63,800	1,101

	Jaccs Co. Ltd.	71,800	1,096
	Sanyo Denki Co. Ltd.	24,300	1,089
	Nichicon Corp.	171,883	1,086
	Sakata INX Corp.	117,300	1,084
^	Saizeriya Co. Ltd.	69,521	1,083
	Topre Corp.	111,800	1,077
	Japan Securities Finance Co. Ltd.	241,941	1,070
	Yellow Hat Ltd.	81,200	1,066
	Nitta Corp.	50,200	1,064
	Gree Inc.	258,000	1,064
^	Miroku Jyoho Service Co. Ltd.	52,500	1,057
	Toppan Forms Co. Ltd.	111,000	1,048
	Kyokuto Kaihatsu Kogyo Co. Ltd.	82,800	1,046
	T-Gaia Corp.	58,200	1,046
	Aomori Bank Ltd.	53,461	1,046
	Sakai Moving Service Co. Ltd.	24,400	1,043
	Tsukishima Kikai Co. Ltd.	96,600	1,040
	Ehime Bank Ltd.	97,000	1,037
	Wakita & Co. Ltd.	121,600	1,035
	Senshu Ikeda Holdings Inc.	702,800	1,035
	Obara Group Inc.	32,140	1,034
	Noritake Co. Ltd.	34,300	1,031
	Dip Corp.	54,800	1,031
	Bunka Shutter Co. Ltd.	156,800	1,031
	Marudai Food Co. Ltd.	60,718	1,030
	Toho Bank Ltd.	490,464	1,029
	SBS Holdings Inc.	48,200	1,026
	Monex Group Inc.	471,387	1,023
	Adastria Co. Ltd.	74,300	1,019
	Star Micronics Co. Ltd.	90,798	1,018
^	DyDo Group Holdings Inc.	24,144	1,016
	Okuwa Co. Ltd.	72,800	1,015
	Plenus Co. Ltd.	66,400	1,014
	Doshisha Co. Ltd.	64,100	1,014
	Seiko Holdings Corp.	74,058	1,014
	Itochu Enex Co. Ltd.	128,700	1,011
	Seikagaku Corp.	106,464	1,010
	Fukushima Galilei Co. Ltd.	31,200	1,009
	Oiles Corp.	78,708	1,008
	Kanto Denka Kogyo Co. Ltd.	128,700	1,008
	Keiyo Co. Ltd.	115,500	1,007
*,^	Chiyoda Corp.	419,800	1,005
	Nippon Ceramic Co. Ltd.	52,300	1,005
	Joshin Denki Co. Ltd.	52,026	1,004
	S-Pool Inc.	161,160	1,003
	Round One Corp.	168,400	1,002
	LEC Inc.	68,948	1,002
	KFC Holdings Japan Ltd.	39,600	1,001
	Pressance Corp.	90,748	997
	Exedy Corp.	80,700	997
	Nippon Koei Co. Ltd.	38,600	990
	Bank of Iwate Ltd.	42,824	990
	Tokushu Tokai Paper Co. Ltd.	24,100	987
	Konishi Co. Ltd.	71,600	986
	Tonami Holdings Co. Ltd.	18,400	984
	Tokai Corp.	49,000	984
	Geo Holdings Corp.	72,000	982

	Yamagata Bank Ltd.	82,385	979
	Aida Engineering Ltd.	156,106	977
	Tsurumi Manufacturing Co. Ltd.	57,300	977
	Japan Pulp & Paper Co. Ltd.	28,600	977
	Ricoh Leasing Co. Ltd.	38,606	977
	Cawachi Ltd.	32,400	974
	Meisei Industrial Co. Ltd.	128,600	974
	Royal Holdings Co. Ltd.	68,900	973
	Megachips Corp.	50,481	973
	Kurabo Industries Ltd.	51,900	967
	Belluna Co. Ltd.	135,300	967
	Computer Engineering & Consulting Ltd.	67,270	966
	Doutor Nichires Holdings Co. Ltd.	72,437	964
	Hiday Hidaka Corp.	68,919	958
	Yokohama Reito Co. Ltd.	120,400	958
	Bank of the Ryukyus Ltd.	115,467	957
	Mitsuboshi Belting Ltd.	57,400	950
	Bank of Nagoya Ltd.	45,512	949
	Kaga Electronics Co. Ltd.	50,100	949
	Oita Bank Ltd.	42,407	949
	Shima Seiki Manufacturing Ltd.	80,200	947
	J-Oil Mills Inc.	25,100	946
	Shikoku Chemicals Corp.	91,600	945
	Yondoshi Holdings Inc.	56,500	944
*	Raksul Inc.	33,900	943
	Fuji Co. Ltd.	54,800	938
	Dai-Dan Co. Ltd.	37,900	933
	Sanyo Electric Railway Co. Ltd.	46,784	931
*,^	Leopalace21 Corp.	632,100	931
	ESPEC Corp.	54,708	930
	Piolax Inc.	67,400	930
	Organo Corp.	18,400	929
	Daito Pharmaceutical Co. Ltd.	31,200	925
	United Arrows Ltd.	69,967	924
	Hosokawa Micron Corp.	17,700	923
	Riken Vitamin Co. Ltd.	44,000	920
	Vital KSK Holdings Inc.	95,200	916
	Daiho Corp.	40,200	915
	Media Do Co. Ltd.	16,121	913
	Maxell Holdings Ltd.	106,000	911
	Nippon Kanzai Co. Ltd.	49,600	910
	Fukui Bank Ltd.	62,755	910
*	KYB Corp.	55,000	906
	Zenrin Co. Ltd.	92,250	905
	SAMTY Co. Ltd.	83,200	904
^	Monogatari Corp.	13,170	901
	Furukawa Co. Ltd.	92,498	895
	Optex Group Co. Ltd.	86,600	894
	Daiichi Jitsugyo Co. Ltd.	26,700	890
	Fujibo Holdings Inc.	30,500	890
	Miyazaki Bank Ltd.	41,693	888
	Sintokogio Ltd.	133,800	885
	Mitsui High-Tec Inc.	64,300	882
	Taihei Dengyo Kaisha Ltd.	43,500	882
	Pacific Industrial Co. Ltd.	120,200	882
	TPR Co. Ltd.	72,529	882
	Musashi Seimitsu Industry Co. Ltd.	117,530	873

	Mimasu Semiconductor Industry Co. Ltd.	40,400	872
	Key Coffee Inc.	45,593	871
	Tamura Corp.	217,300	869
	Nextage Co. Ltd.	97,000	869
	Sanshin Electronics Co. Ltd.	52,300	868
	Mizuno Corp.	52,056	868
	Yamashin-Filter Corp.	100,513	867
	Nippon Carbon Co. Ltd.	28,900	867
	Micronics Japan Co. Ltd.	90,400	862
	Nishio Rent All Co. Ltd.	45,200	861
	Takamatsu Construction Group Co. Ltd.	41,900	851
	Future Corp.	50,200	841
	Mitsui-Soko Holdings Co. Ltd.	61,552	841
	Genky DrugStores Co. Ltd.	23,900	835
	Ines Corp.	61,900	829
	Noritsu Koki Co. Ltd.	57,500	825
	Hibiya Engineering Ltd.	48,900	823
*	Curves Holdings Co. Ltd.	168,808	821
	Komori Corp.	123,700	819
	Sodick Co. Ltd.	104,778	817
	Tokyu Construction Co. Ltd.	175,400	816
^	Hioki EE Corp.	25,000	814
	EM Systems Co. Ltd.	99,900	813
	Sumitomo Densetsu Co. Ltd.	39,700	812
	Tachibana Eletech Co. Ltd.	52,834	811
	TOC Co. Ltd.	135,646	811
	Shin-Etsu Polymer Co. Ltd.	100,000	811
	SB Technology Corp.	26,300	808
^	Daikokutenbussan Co. Ltd.	14,100	800
	Halows Co. Ltd.	23,500	798
*	Mitsui E&S Holdings Co. Ltd.	206,200	794
^	Taki Chemical Co. Ltd.	13,000	794
*	Nippon Sheet Glass Co. Ltd.	242,200	792
*	Kappa Create Co. Ltd.	65,288	790
	V Technology Co. Ltd.	24,600	789
	Pack Corp.	31,500	789
*,^	Japan Display Inc.	1,759,300	788
	Starzen Co. Ltd.	22,000	787
	Towa Corp.	67,365	786
	Sumitomo Seika Chemicals Co. Ltd.	24,700	784
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	36,703	779
	Feed One Co. Ltd.	405,100	778
	Aichi Steel Corp.	32,302	775
	Takasago International Corp.	40,400	774
	Konoike Transport Co. Ltd.	79,800	767
	Denyo Co. Ltd.	41,800	766
	Riso Kagaku Corp.	65,484	766
^	Kitanotatsujin Corp.	171,700	763
	Elan Corp.	45,200	763
	Shin Nippon Air Technologies Co. Ltd.	37,200	762
	Okabe Co. Ltd.	113,635	761
	YAMABIKO Corp.	93,300	761
	Advan Co. Ltd.	63,700	760
	Nichiden Corp.	36,300	760
	Takara Leben Co. Ltd.	239,000	756
	Mitsui Sugar Co. Ltd.	41,500	754
^	RS Technologies Co. Ltd.	19,900	753

San ju San Financial Group Inc.	63,452	752
Sinko Industries Ltd.	56,841	752
Intage Holdings Inc.	92,200	752
Sakai Chemical Industry Co. Ltd.	41,109	751
Siix Corp.	95,000	746
Fujio Food Group Inc.	67,300	745
Futaba Corp.	93,832	740
YAKUODO Holdings Co. Ltd.	29,000	740
Oyo Corp.	57,700	739
Tokyo Kiraboshi Financial Group Inc.	72,066	739
Canon Electronics Inc.	52,594	729
Modec Inc.	54,588	728
Tsubaki Nakashima Co. Ltd.	109,000	726
Toenec Corp.	20,500	726
Icom Inc.	27,500	723
Shinko Shoji Co. Ltd.	90,000	723
Financial Products Group Co. Ltd.	160,800	722
Sinfonia Technology Co. Ltd.	75,500	719
EPS Holdings Inc.	83,500	719
Avex Inc.	89,600	718
Gakken Holdings Co. Ltd.	56,100	717
VT Holdings Co. Ltd.	242,000	716
* Nippon Chemi-Con Corp.	44,781	712
Valqua Ltd.	41,400	711
Kyoei Steel Ltd.	59,712	710
SWCC Showa Holdings Co. Ltd.	60,900	709
Toa Corp. (Tokyo)	48,500	709
Alpha Systems Inc.	18,700	702
Toyo Construction Co. Ltd.	201,900	702
Mitsubishi Research Institute Inc.	17,500	702
Iino Kaiun Kaisha Ltd.	241,036	702
DKK Co. Ltd.	32,580	701
Daiken Corp.	43,400	700
CI Takiron Corp.	109,900	700
Onward Holdings Co. Ltd.	284,656	699
Riso Kyoiku Co. Ltd.	242,200	693
Koa Corp.	80,500	693
Matsuyafoods Holdings Co. Ltd.	22,700	691
Hodogaya Chemical Co. Ltd.	16,100	691
LIFULL Co. Ltd.	179,000	687
^ Poletowin Pitcrew Holdings Inc.	80,400	686
Anest Iwata Corp.	90,800	684
Aoyama Trading Co. Ltd.	127,000	683
Unipres Corp.	91,180	683
Bando Chemical Industries Ltd.	118,900	682
IDOM Inc.	147,700	679
Sinanen Holdings Co. Ltd.	25,000	678
Itochu-Shokuhin Co. Ltd.	14,900	678
^ I'll Inc.	50,100	675
Alconix Corp.	58,614	673
Arcland Service Holdings Co. Ltd.	39,700	670
G-7 Holdings Inc.	26,400	669
Maxvalu Tokai Co. Ltd.	29,600	669
Futaba Industrial Co. Ltd.	170,200	665
Ichikoh Industries Ltd.	155,666	663
YA-MAN Ltd.	73,100	662
Union Tool Co.	27,100	660

Kyokuyo Co. Ltd.	26,400	660
Fukuda Corp.	14,900	659
Rheon Automatic Machinery Co. Ltd.	57,215	658
Kyosan Electric Manufacturing Co. Ltd.	133,300	656
Tekken Corp.	36,800	656
Mie Kotsu Group Holdings Inc.	160,800	654
Shikoku Bank Ltd.	97,840	654
Macromill Inc.	97,700	652
Press Kogyo Co. Ltd.	251,600	652
Katakura Industries Co. Ltd.	61,400	651
Achilles Corp.	37,600	651
Ryobi Ltd.	68,187	651
Stella Chemifa Corp.	25,300	650
Nittetsu Mining Co. Ltd.	16,900	646
Kanagawa Chuo Kotsu Co. Ltd.	18,400	646
Chiyoda Co. Ltd.	67,500	645
Nagatanien Holdings Co. Ltd.	31,800	632
^ Rock Field Co. Ltd.	54,568	631
FULLCAST Holdings Co. Ltd.	54,646	630
Pasona Group Inc.	53,200	625
^ Matsuya Co. Ltd.	109,800	624
Qol Holdings Co. Ltd.	63,899	623
Marusan Securities Co. Ltd.	164,855	623
OSJB Holdings Corp.	291,994	622
Kenko Mayonnaise Co. Ltd.	37,400	621
Asahi Diamond Industrial Co. Ltd.	146,822	619
PAL GROUP Holdings Co. Ltd.	60,100	619
Toyo Tanso Co. Ltd.	41,010	618
Komatsu Matere Co. Ltd.	94,300	618
Ishihara Sangyo Kaisha Ltd.	98,000	618
ASKA Pharmaceutical Co. Ltd.	58,900	615
Hoosiers Holdings	124,600	615
ST Corp.	31,500	611
Kanaden Corp.	49,100	611
Kansai Super Market Ltd.	52,100	611
Aichi Bank Ltd.	24,204	610
Akita Bank Ltd.	45,900	610
Yamanashi Chuo Bank Ltd.	81,662	609
TSI Holdings Co. Ltd.	215,400	606
Tachi-S Co. Ltd.	76,000	606
Proto Corp.	61,200	604
Furuno Electric Co. Ltd.	68,400	603
Yurtec Corp.	104,900	603
Chukyo Bank Ltd.	33,800	602
Daikyonishikawa Corp.	142,400	602
Japan Transcity Corp.	138,492	601
Sun Frontier Fudousan Co. Ltd.	77,600	601
Shinwa Co. Ltd.	32,900	600
* Medical Data Vision Co. Ltd.	45,000	600
Fixstars Corp.	58,800	598
Alpen Co. Ltd.	42,600	598
Riken Corp.	24,300	595
Tosei Corp.	76,600	593
Fujiya Co. Ltd.	30,400	593
Kintetsu Department Store Co. Ltd.	25,100	592
Optorun Co. Ltd.	26,500	588
Central Security Patrols Co. Ltd.	19,095	588

	Weathernews Inc.	16,000	584
	Daiwa Industries Ltd.	74,200	581
	Tenma Corp.	40,000	580
	MTI Ltd.	74,900	579
	Daido Metal Co. Ltd.	124,200	577
	Enplas Corp.	29,053	577
	Tayca Corp.	47,432	575
	Towa Bank Ltd.	95,300	574
	CONEXIO Corp.	47,200	573
	Pacific Metals Co. Ltd.	40,608	572
	Tsukui Corp.	132,000	569
	Kamei Corp.	63,100	569
	JVCKenwood Corp.	447,840	566
*	Sagami Holdings Corp.	53,696	566
	Nitto Kohki Co. Ltd.	29,400	566
	World Co. Ltd.	48,000	564
	Sankyo Tateyama Inc.	74,700	563
	Nippon Yakin Kogyo Co. Ltd.	40,579	561
	Tamron Co. Ltd.	35,300	561
^	Insource Co. Ltd.	28,200	559
	Goldcrest Co. Ltd.	45,180	559
	Nissei ASB Machine Co. Ltd.	22,000	558
	Yonex Co. Ltd.	104,000	556
	Osaki Electric Co. Ltd.	118,200	556
^	JDC Corp.	109,500	553
	Toyo Corp.	64,617	550
*	Atrae Inc.	21,908	549
	ES-Con Japan Ltd.	83,800	549
	Shinnihon Corp.	73,800	547
	Nissin Sugar Co. Ltd.	32,725	544
	Koatsu Gas Kogyo Co. Ltd.	76,400	544
	Warabeya Nichiyo Holdings Co. Ltd.	37,400	542
	AOKI Holdings Inc.	105,104	541
	Nippon Thompson Co. Ltd.	186,900	540
	Kyodo Printing Co. Ltd.	21,400	539
	Nihon Chouzai Co. Ltd.	36,000	537
	Tokyo Electron Device Ltd.	17,300	533
	Asahi Co. Ltd.	34,700	533
	St. Marc Holdings Co. Ltd.	38,600	533
^	Sourcenext Corp.	232,700	533
	Teikoku Electric Manufacturing Co. Ltd.	47,800	532
	PC Depot Corp.	88,240	528
	CTS Co. Ltd.	73,642	528
	WDB Holdings Co. Ltd.	22,212	527
*,^	BrainPad Inc.	14,219	527
	Aichi Corp.	72,100	526
	K&O Energy Group Inc.	37,200	526
	Foster Electric Co. Ltd.	54,885	526
	Matsuda Sangyo Co. Ltd.	34,000	525
^	Akatsuki Inc.	15,000	524
	Yahagi Construction Co. Ltd.	72,500	524
*	KLab Inc.	87,060	523
	Tatsuta Electric Wire and Cable Co. Ltd.	95,300	522
	GLOBERIDE Inc.	28,900	522
*	Toho Zinc Co. Ltd.	37,878	519
	Dai Nippon Toryo Co. Ltd.	67,200	518
*,^	W-Scope Corp.	81,700	517

	Topy Industries Ltd.	50,079	516
	Yorozu Corp.	53,576	512
	Zuiko Corp.	11,300	507
	Nichiban Co. Ltd.	36,400	507
	Tanseisha Co. Ltd.	90,900	505
	Amuse Inc.	28,500	503
	Chiyoda Integre Co. Ltd.	31,300	502
	Rokko Butter Co. Ltd.	34,300	501
	Japan Medical Dynamic Marketing Inc.	34,018	501
	Riken Technos Corp.	138,400	497
*,^	RPA Holdings Inc.	75,830	496
	Torishima Pump Manufacturing Co. Ltd.	61,900	496
	KAWADA TECHNOLOGIES Inc.	12,500	494
	G-Tekt Corp.	59,500	494
	Nihon Nohyaku Co. Ltd.	108,300	491
	Arakawa Chemical Industries Ltd.	46,000	491
	Ryoden Corp.	37,200	490
	Toho Titanium Co. Ltd.	91,000	489
^	J Trust Co. Ltd.	220,300	488
	Marvelous Inc.	79,200	487
	Onoken Co. Ltd.	44,500	485
	Kurimoto Ltd.	31,900	484
	Sparx Group Co. Ltd.	268,400	482
	BeNEXT Group Inc.	51,192	481
	Nippon Parking Development Co. Ltd.	417,600	481
	Sumitomo Riko Co. Ltd.	102,700	481
	Nippon Beet Sugar Manufacturing Co. Ltd.	30,300	479
	Ministop Co. Ltd.	34,400	471
	FAN Communications Inc.	116,500	467
	Cosel Co. Ltd.	60,400	467
*	Vector Inc.	67,400	466
	Hokkaido Gas Co. Ltd.	31,900	465
*	Unitika Ltd.	154,700	465
	Shibusawa Warehouse Co. Ltd.	27,409	463
	CMK Corp.	133,200	460
	Hokkan Holdings Ltd.	28,500	459
	BRONCO BILLY Co. Ltd.	25,100	459
	Eagle Industry Co. Ltd.	77,200	459
	France Bed Holdings Co. Ltd.	59,600	456
	Iseki & Co. Ltd.	43,187	456
	Digital Holdings Inc.	38,945	456
	Fujitsu Frontech Ltd.	31,200	455
	Sanyo Special Steel Co. Ltd.	63,070	454
	Godo Steel Ltd.	25,800	447
	FIDEA Holdings Co. Ltd.	480,400	447
	Tomoku Co. Ltd.	28,000	447
	Aiphone Co. Ltd.	34,400	446
*	Nippon Denko Co. Ltd.	328,490	445
*	Nippon Sharyo Ltd.	19,900	445
	Fudo Tetra Corp.	35,820	444
	Jimoto Holdings Inc.	498,282	440
	Pronexus Inc.	41,335	439
	Fuji Pharma Co. Ltd.	43,800	436
	Moriroku Holdings Co. Ltd.	30,100	435
^	Toho Co. Ltd.	26,200	434
	Maezawa Kyuso Industries Co. Ltd.	24,500	434
	SRA Holdings	20,000	432

	Melco Holdings Inc.	17,300	431
	Hochiki Corp.	42,200	431
	ASAHI YUKIZAI Corp.	34,711	431
	Fukui Computer Holdings Inc.	18,600	430
	Dai-ichi Seiko Co. Ltd.	24,100	430
	Honeys Holdings Co. Ltd.	43,790	427
	Fuso Pharmaceutical Industries Ltd.	19,800	426
	ZIGExN Co. Ltd.	156,900	422
*,^	COOKPAD Inc.	128,600	422
	Nissin Corp.	30,500	422
	Neturen Co. Ltd.	94,300	421
	Shimizu Bank Ltd.	29,600	420
^	Happinet Corp.	39,600	419
	Toyo Kanetsu KK	22,400	417
	Shindengen Electric Manufacturing Co. Ltd.	22,200	415
	Michinoku Bank Ltd.	44,500	414
	Taisei Lamick Co. Ltd.	16,300	413
	JSP Corp.	31,800	413
	Tochigi Bank Ltd.	280,912	412
	Chori Co. Ltd.	30,400	407
	Tosho Co. Ltd.	41,300	406
*	OSAKA Titanium Technologies Co. Ltd.	53,700	404
	Xebio Holdings Co. Ltd.	62,408	402
^	Tama Home Co. Ltd.	38,900	402
^	Koshidaka Holdings Co. Ltd.	126,608	400
	Toa Corp. (Hyogo)	63,000	398
	Nihon Tokushu Toryo Co. Ltd.	44,400	397
	Tokyo Energy & Systems Inc.	56,800	392
^	PIA Corp.	16,600	391
	Kamakura Shinsho Ltd.	53,700	391
	Aisan Industry Co. Ltd.	93,700	390
	JP-Holdings Inc.	163,800	390
	JAC Recruitment Co. Ltd.	41,800	385
	Sankyo Seiko Co. Ltd.	97,697	385
*	Vision Inc.	68,965	383
	Hisaka Works Ltd.	56,300	382
	NS United Kaiun Kaisha Ltd.	27,800	379
	WATAMI Co. Ltd.	51,200	377
	Mars Group Holdings Corp.	26,600	375
	Elematec Corp.	46,200	373
	Itoki Corp.	112,500	371
^	Sanoh Industrial Co. Ltd.	64,100	370
	Bank of Saga Ltd.	33,600	369
	Sumida Corp.	60,609	368
	NEC Capital Solutions Ltd.	21,300	356
^	Link And Motivation Inc.	121,200	354
	SMK Corp.	16,200	354
	Sekisui Kasei Co. Ltd.	72,900	353
	Krosaki Harima Corp.	11,600	353
	Ichiyoshi Securities Co. Ltd.	96,700	352
	Yushin Precision Equipment Co. Ltd.	57,700	350
	GCA Corp.	65,300	349
	Wowow Inc.	15,000	349
	Kourakuen Holdings Corp.	26,400	348
	Sanei Architecture Planning Co. Ltd.	30,800	348
	Roland DG Corp.	33,000	347
	Yushiro Chemical Industry Co. Ltd.	29,400	347

	Studio Alice Co. Ltd.	25,700	345
	Kojima Co. Ltd.	66,800	345
	Chuetsu Pulp & Paper Co. Ltd.	25,400	345
	Kitano Construction Corp.	13,700	344
	Fujikura Kasei Co. Ltd.	70,000	341
	Corona Corp. Class A	36,600	341
	Yomiuri Land Co. Ltd.	10,800	339
	Nihon Trim Co. Ltd.	12,500	339
	Juki Corp.	84,318	337
	World Holdings Co. Ltd.	24,900	336
	Kita-Nippon Bank Ltd.	21,600	336
	Tsukuba Bank Ltd.	221,100	336
	Kato Works Co. Ltd.	31,241	336
	Tv Tokyo Holdings Corp.	16,100	334
	Tsutsumi Jewelry Co. Ltd.	19,100	333
^	Shin Nippon Biomedical Laboratories Ltd.	55,500	330
	Meiko Network Japan Co. Ltd.	49,663	329
*,^	Open Door Inc.	36,100	327
	Shimojima Co. Ltd.	30,000	326
	Kyokuto Securities Co. Ltd.	61,200	319
	CAC Holdings Corp.	28,900	318
*	Akebono Brake Industry Co. Ltd.	217,383	317
	Artnature Inc.	58,900	316
*	FDK Corp.	40,214	316
*	Mitsuba Corp.	100,724	315
	Maezawa Kasei Industries Co. Ltd.	33,800	314
*	Istyle Inc.	142,700	313
	Gun-Ei Chemical Industry Co. Ltd.	13,700	312
	Central Sports Co. Ltd.	16,375	310
^	Japan Best Rescue System Co. Ltd.	43,765	303
	Kitagawa Corp.	22,000	302
	Osaka Steel Co. Ltd.	31,900	302
	Gurunavi Inc.	70,000	301
	Toa Oil Co. Ltd.	16,400	294
	CMIC Holdings Co. Ltd.	25,200	290
	Toli Corp.	126,201	289
	Seika Corp.	27,100	288
	Takamiya Co. Ltd.	56,000	286
	Okura Industrial Co. Ltd.	21,700	286
	Hakuto Co. Ltd.	33,100	278
^	Fujita Kanko Inc.	21,400	278
	Takihyo Co. Ltd.	15,800	276
*	UT Group Co. Ltd.	13,400	273
^	Tokyo Individualized Educational Institute Inc.	58,512	272
^	Airtrip Corp.	29,918	271
	Hito Communications Holdings Inc.	29,466	267
	Kasai Kogyo Co. Ltd.	72,500	265
*,^	Gunosy Inc.	37,800	260
^	Inaba Seisakusho Co. Ltd.	22,200	260
	Chuo Spring Co. Ltd.	11,300	259
	Space Value Holdings Co. Ltd.	83,600	259
	Chiba Kogyo Bank Ltd.	128,500	259
	Takaoka Toko Co. Ltd.	28,500	251
^	Daisyo Corp.	25,800	250
	Gecoss Corp.	29,900	250
	Tokyo Rakutenchi Co. Ltd.	6,900	249
^	Aeon Fantasy Co. Ltd.	19,200	248

	Nisso Corp.	47,000	246
^	Ohara Inc.	26,088	236
*	SHIFT Inc.	2,200	234
	Mitsui Matsushima Holdings Co. Ltd .	34,500	233
	Japan Cash Machine Co. Ltd.	48,200	233
	Sac's Bar Holdings Inc.	50,850	228
	Nippon Coke & Engineering Co. Ltd.	398,600	227
^	Linical Co. Ltd.	30,500	223
	Namura Shipbuilding Co. Ltd.	156,548	222
*,^	KNT-CT Holdings Co. Ltd.	30,900	221
	Daikoku Denki Co. Ltd.	19,700	220
	Mitsubishi Paper Mills Ltd.	71,400	217
	Cleanup Corp.	43,900	217
	Ateam Inc.	26,400	210
^	CHIMNEY Co. Ltd.	20,000	208
	Mitsui Fudosan Logistics Park Inc.	38	207
	Airport Facilities Co. Ltd.	52,800	200
	Taiho Kogyo Co. Ltd.	40,700	193
*	Funai Electric Co. Ltd.	41,700	192
*	Toyo Engineering Corp.	66,535	192
*	Fuji Oil Co. Ltd.	128,000	187
*	Tokyo Rope Manufacturing Co. Ltd.	36,700	177
	Jamco Corp.	29,600	174
	Sumitomo Precision Products Co. Ltd.	8,800	168
*,^	Sanden Holdings Corp.	66,800	165
*,^	Right On Co. Ltd.	32,000	162
*,^	Aplus Financial Co. Ltd.	274,300	160
*	Mitsubishi Steel Manufacturing Co. Ltd.	31,600	160
	Sanyo Shokai Ltd.	30,542	160
	Paris Miki Holdings Inc.	64,700	158
*,^	Pepper Food Service Co. Ltd.	39,454	153
	Nakayama Steel Works Ltd.	48,200	153
*	Tateru Inc.	97,800	145
	LIXIL VIVA Corp.	5,600	138
	CRE Logistics REIT Inc.	77	123
*,^	Tokyo Base Co. Ltd.	46,700	121
	Fields Corp.	36,500	112
*,^	Laox Co. Ltd.	79,500	103
	Frontier Real Estate Investment Corp.	32	89
	Mirai Corp.	234	73
*	DKS Co. Ltd.	1,700	71
	Japan Excellent Inc.	51	54
*	Grace Technology Inc.	900	46
	Enigmo Inc.	2,600	34
	Daiwa Securities Living Investments Corp.	29	29
	Retail Partners Co. Ltd.	1,300	26
	Kenedix Residential Next Investment Corp.	14	26
	MCUBS MidCity Investment Corp	36	23
	Mitsubishi Estate Logistics REIT Investment Corp.	5	23
	Ebase Co. Ltd.	1,400	20
	Premier Investment Corp.	16	18
	Kenedix Retail REIT Corp.	10	17
	Hulic Reit Inc.	13	15
	Global One Real Estate Investment Corp.	14	13
*	Osaka Organic Chemical Industry Ltd.	500	12
	NIPPON REIT Investment Corp.	4	12
	Invesco Office J-Reit Inc.	87	10

Tokyu REIT Inc.	8	10
Starts Proceed Investment Corp.	5	10
Mori Trust Sogo Reit Inc.	8	9
Ichigo Office REIT Investment Corp.	14	9
Kotobuki Spirits Co. Ltd.	300	9
SOSiLA Logistics REIT Inc.	6	9
Hoshino Resorts REIT Inc.	2	8
Heiwa Real Estate REIT Inc.	6	6
Takara Leben Real Estate Investment Corp.	8	6
Fukuoka REIT Corp.	5	6
One REIT Inc.	2	5
Samty Residential Investment Corp.	5	4
Hankyu Hanshin REIT Inc.	4	4
Mori Trust Hotel Reit Inc.	4	3
		899,957
Kuwait (0.1%)
* Warba Bank KSCP	2,481,023	1,588
National Industries Group Holding SAK	2,815,831	1,445
Kuwait Projects Co. Holding KSCP	1,953,267	941
Kuwait International Bank KSCP	1,605,342	890
* Alimtiaz Investment Group KSC	2,052,590	586
Integrated Holding Co. KCSC	417,899	518
		5,968
Malaysia (1.0%)
* Supermax Corp. Bhd.	2,276,147	9,996
Kossan Rubber Industries	1,794,100	7,475
Bursa Malaysia Bhd.	1,446,154	3,170
Inari Amertron Bhd.	6,083,100	3,085
Genting Plantations Bhd.	1,115,773	2,667
Carlsberg Brewery Malaysia Bhd.	401,300	2,396
TIME dotCom Bhd.	854,800	2,201
Frontken Corp. Bhd.	2,630,500	2,196
IGB REIT	4,718,700	2,047
Yinson Holdings Bhd.	1,282,300	1,900
* My EG Services Bhd.	5,955,400	1,894
Pentamaster Corp. Bhd.	1,155,100	1,752
Sunway REIT	4,667,100	1,694
Malakoff Corp. Bhd.	6,926,200	1,555
Axis REIT	3,048,800	1,472
Sunway Bhd.	4,413,388	1,408
KPJ Healthcare Bhd.	6,574,100	1,220
Scientex Bhd.	558,800	1,202
Serba Dinamik Holdings Bhd.	3,069,416	1,184
VS Industry Bhd.	3,540,775	1,169
Berjaya Sports Toto Bhd.	2,265,700	1,124
Magnum Bhd.	2,159,200	1,085
DRB-Hicom Bhd.	2,371,727	1,071
Malaysian Resources Corp. Bhd.	6,034,938	800
Pavilion REIT	2,217,100	789
Syarikat Takaful Malaysia Keluarga Bhd.	688,500	784
1 Lotte Chemical Titan Holding Bhd.	1,584,305	753
Malaysia Building Society Bhd.	5,824,200	737
* Leong Hup International Bhd.	3,608,000	735
SP Setia Bhd Group	3,593,700	656
* Cahya Mata Sarawak Bhd.	1,508,100	616
Bermaz Auto Bhd.	1,796,440	598

	Sunway Construction Group Bhd.	1,318,740	592
	AEON Credit Service M Bhd.	269,500	586
*	Sapura Energy Bhd.	24,752,200	562
*	Bumi Armada Bhd.	9,508,800	510
	Padini Holdings Bhd.	1,007,200	507
*	Berjaya Corp. Bhd.	9,075,592	458
*	Velesto Energy Bhd.	10,553,380	353
*	WCT Holdings Bhd.	2,285,121	254
	Pos Malaysia Bhd.	1,060,400	248
*	Muhibbah Engineering M Bhd.	1,016,600	205
*	AirAsia X Bhd.	5,000,150	84
*	Datasonic Group Bhd. Warrants Exp. 07/05/2023	599,250	83
*	Serba Dinamik Holdings Bhd. Warrants Exp. 05/12/2024	878,820	45
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	2,470,020	35
*	Sunway Bhd. Warrants Exp. 12/31/2024	362,955	20
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	430,554	12
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	154,640	8
*,§	OSK Holdings Bhd. Warrants	357,292	—
*,§	WCT Holdings Bhd. Warrants Exp. 08/24/2020	310,551	—
			65,993
Mexico (0.4%)
	PLA Administradora Industrial S de RL de CV	2,193,163	2,718
	Bolsa Mexicana de Valores SAB de CV	1,316,866	2,658
	Prologis Property Mexico SA de CV	1,271,124	2,489
1	Macquarie Mexico Real Estate Management SA de CV	2,043,102	2,353
	Corp Inmobiliaria Vesta SAB de CV	1,555,042	2,323
*	Genomma Lab Internacional SAB de CV Class B	2,070,252	2,186
	Grupo Cementos de Chihuahua SAB de CV	461,100	2,171
	La Comer SAB de CV	1,349,595	2,149
	Qualitas Controladora SAB de CV	475,876	1,923
	Grupo Comercial Chedraui SA de CV	1,276,000	1,500
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	2,120,408	1,160
*	Gentera SAB de CV	2,837,100	990
*	Axtel SAB de CV	3,755,951	967
	Grupo Herdez SAB de CV	600,583	920
1	Nemak SAB de CV	2,103,340	496
*	Credito Real SAB de CV SOFOM ER	733,113	421
	Grupo Rotoplas SAB de CV	492,370	332
*	Unifin Financiera SAB de CV	365,041	295
*	Hoteles City Express SAB de CV	1,009,101	248
*	Consorcio ARA SAB de CV	1,919,687	234
			28,533
Netherlands (1.2%)
	Imcd NV	146,627	15,162
	BE Semiconductor Industries NV	197,116	8,813
	SBM Offshore NV	474,374	7,382
	Corbion NV	164,031	6,296
	TKH Group NV	117,087	4,618
1	Intertrust NV	246,669	4,571
*	Arcadis NV	200,340	4,115
	Aperam SA	131,550	3,747
	PostNL NV	1,311,481	3,217
1	Flow Traders	77,086	2,832
*,1	Basic-Fit NV	104,831	2,728
	Nsi NV	49,622	1,767
*	Accell Group NV	59,357	1,665

	Eurocommercial Properties NV	133,534	1,651
*	TomTom NV	187,634	1,502
	Sligro Food Group NV	94,785	1,488
^	AMG Advanced Metallurgical Group NV	77,990	1,390
	Vastned Retail NV	48,096	1,216
*	Koninklijke BAM Groep NV	680,729	1,061
*,^	Fugro NV	249,295	1,004
^	Wereldhave NV	112,935	978
1	NIBC Holding NV	108,785	937
	ForFarmers NV	98,459	634
^,1	B&S Group Sarl	70,477	444
*	Brunel International NV	56,400	408
*,§	SRH NV	96,364	—
			79,626
New Zealand (0.8%)
	Chorus Ltd.	1,237,936	6,117
	Goodman Property Trust	3,034,989	4,490
	Infratil Ltd.	1,300,311	4,176
	EBOS Group Ltd.	259,160	3,756
	Precinct Properties New Zealand Ltd.	2,940,505	3,353
	Summerset Group Holdings Ltd.	627,937	3,284
	Genesis Energy Ltd.	1,420,629	2,755
*	Pushpay Holdings Ltd.	503,787	2,663
	Freightways Ltd.	440,645	2,052
	Argosy Property Ltd.	2,274,564	1,915
	Metlifecare Ltd.	479,868	1,880
	Z Energy Ltd.	993,018	1,858
	Vector Ltd.	702,762	1,818
	Vital Healthcare Property Trust	1,039,276	1,808
*	Synlait Milk Ltd.	277,165	1,269
	Kathmandu Holdings Ltd.	1,618,929	1,224
	Scales Corp. Ltd.	310,879	1,084
	Heartland Group Holdings Ltd.	1,185,107	1,036
*	Restaurant Brands New Zealand Ltd.	91,178	723
	Oceania Healthcare Ltd.	997,304	669
^	Tourism Holdings Ltd.	402,115	503
	Vista Group International Ltd.	585,305	496
*	SKY Network Television Ltd.	4,687,398	402
	New Zealand Refining Co. Ltd.	506,950	239
			49,570
Norway (1.5%)
*	TOMRA Systems ASA	326,325	13,436
*	Bakkafrost P/F	142,057	8,666
*	Nel ASA	3,490,690	7,277
*	Storebrand ASA	1,305,805	7,146
1	Entra ASA	465,121	6,566
^	TGS NOPEC Geophysical Co. ASA	321,205	4,781
1	Scatec Solar ASA	256,424	4,470
*	Veidekke ASA	302,029	4,108
*	Nordic Semiconductor ASA	404,305	4,010
*	SpareBank 1 SR-Bank ASA	493,474	3,914
	Borregaard ASA	277,406	3,700
*	Norwegian Finans Holding ASA	435,310	3,252
	Kongsberg Gruppen ASA	211,928	3,216
	SpareBank 1 SMN	356,329	3,070
	Atea ASA	227,836	2,645

	Austevoll Seafood ASA	247,152	2,089
	Frontline Ltd.	249,660	2,013
*,1	Sbanken ASA	224,124	1,617
	Grieg Seafood ASA	151,762	1,536
1	Elkem ASA	676,918	1,297
	Norway Royal Salmon ASA	44,238	1,099
^	Dno ASA	1,651,382	1,049
1	BW LPG Ltd.	225,235	932
	BW Offshore Ltd.	253,545	883
	Sparebank 1 Oestlandet	83,435	808
*,1	Aker Solutions ASA	427,279	698
	Stolt-Nielsen Ltd.	70,234	632
	Wallenius Wilhelmsen ASA	290,111	430
	Ocean Yield ASA	150,417	369
*	Pgs ASA	1,026,214	366
*	BW Energy Ltd.	171,054	323
*,^	Borr Drilling Ltd.	222,221	199
*,^	Norwegian Air Shuttle ASA	531,452	134
			96,731
Pakistan (0.2%)
	Lucky Cement Ltd.	503,536	1,757
	Engro Corp. Ltd.	892,071	1,671
	MCB Bank Ltd.	1,461,627	1,557
*	Hub Power Co. Ltd.	2,945,215	1,428
	Pakistan State Oil Co. Ltd.	969,874	1,050
	Pakistan Oilfields Ltd.	377,786	921
	Bank Alfalah Ltd.	3,898,534	879
	Engro Fertilizers Ltd.	1,631,961	651
	United Bank Ltd.	845,938	580
	Millat Tractors Ltd.	80,271	412
	DG Khan Cement Co. Ltd.	651,086	410
	Searle Co. Ltd.	271,503	408
	Nishat Mills Ltd.	671,126	389
*	SUI Northern Gas Pipeline	1,069,700	356
*	National Bank of Pakistan	1,415,000	259
	Fauji Cement Co. Ltd.	2,042,807	258
	Kot Addu Power Co. Ltd.	1,328,108	196
*	SUI Southern Gas Co. Ltd.	2,279,000	195
	Pakistan Telecommunication Co. Ltd.	638,000	33
			13,410
Philippines (0.2%)
	Puregold Price Club Inc.	2,704,400	2,640
	Security Bank Corp.	1,252,659	2,352
	Robinsons Retail Holdings Inc.	1,742,420	2,186
	Robinsons Land Corp.	5,549,697	1,744
	Wilcon Depot Inc.	3,979,000	1,210
	First Gen Corp.	1,986,215	1,092
	Manila Water Co. Inc.	3,200,585	836
	Century Pacific Food Inc.	2,775,700	819
	Vista Land & Lifescapes Inc.	11,015,100	700
*	D&L Industries Inc.	5,985,700	561
	Filinvest Land Inc.	27,380,400	485
	Nickel Asia Corp.	8,642,874	457
*	Cebu Air Inc.	519,080	398
*,1	CEMEX Holdings Philippines Inc.	17,072,435	310

*,§	Altus Property Ventures Inc.	107,275	31
			15,821
Poland (0.4%)
*	Orange Polska SA	1,817,570	3,408
1	PLAY Communications SA	349,719	3,016
	Asseco Poland SA	155,179	2,657
*	Tauron Polska Energia SA	2,623,979	1,817
*	Kruk SA	45,286	1,568
	Kernel Holding SA	141,411	1,492
*	Bank Millennium SA	1,668,252	1,276
^	Ccc SA	79,413	1,178
*	Enea SA	592,206	1,123
*	AmRest Holdings SE	202,810	1,055
*	Grupa Azoty SA	131,610	1,002
*,^	Alior Bank SA	250,344	979
*	Eurocash SA	220,987	926
*	Bank Handlowy w Warszawie SA	93,837	918
	Warsaw Stock Exchange	75,126	874
^	Jastrzebska Spolka Weglowa SA	145,407	643
*	Ciech SA	72,952	599
*	Energa SA	239,261	498
*,§	getBACK SA	103,234	103
			25,132
Portugal (0.3%)
	REN - Redes Energeticas Nacionais SGPS SA	1,078,972	3,104
^	Nos Sgps SA	613,870	2,713
*	Banco Comercial Portugues SA	21,645,242	2,496
	Sonae SGPS SA	2,621,068	1,832
	Navigator Co. SA	703,270	1,745
*	CTT-Correios de Portugal SA	413,188	1,103
	Corticeira Amorim SGPS SA	94,341	1,096
	Altri SGPS SA	205,997	1,019
	Semapa-Sociedade de Investimento e Gestao	69,000	621
*	Mota-Engil SGPS SA	249,757	344
			16,073
Qatar (0.1%)
	Al Meera Consumer Goods Co. QSC	272,323	1,430
*	Gulf International Services QSC	2,539,951	1,171
	Medicare Group	384,881	774
			3,375
Russia (0.1%)
1	Detsky Mir PJSC	1,197,340	1,886
	LSR Group PJSC Class A	90,076	892
*	Tmk Pjsc	864,560	705
	OGK-2 PJSC	56,225,850	570
	Lenenergo PJSC Preference Shares	261,710	531
*	Mechel PJSC	563,285	502
	Raspadskaya OJSC	345,911	495
	M.Video PJSC	60,780	353
	Tgc-1 Pjsc	2,060,900,000	337
	Enel Russia Pjsc	24,680,000	317
	Mechel PJSC Preference Shares	258,470	295
			6,883
Saudi Arabia (0.4%)
	Saudia Dairy & Foodstuff Co.	44,124	2,073

Yamama Cement Co.	278,430	1,779
Saudi Pharmaceutical Industries & Medical Appliances Corp.	163,434	1,369
Aldrees Petroleum and Transport Services Co.	82,822	1,302
United Electronics Co.	82,012	1,247
* City Cement Co.	260,885	1,208
* Al Hammadi Co. for Development and Investment	163,136	1,131
* National Agriculture Development Co.	138,816	1,111
Arabian Cement Co.	137,406	1,092
Eastern Province Cement Co.	118,157	1,081
Arriyadh Development Co.	242,495	984
Leejam Sports Co. JSC	57,649	880
* Middle East Healthcare Co.	97,351	857
Dur Hospitality Co.	122,865	854
United International Transportation Co.	98,362	853
* Saudi Ceramic Co.	83,396	841
* Saudi Real Estate Co.	234,304	833
National Gas & Industrialization Co.	101,946	775
* Saudi Chemical Co. Holding	113,795	752
National Medical Care Co.	60,843	741
* Najran Cement Co.	228,612	724
* Saudi Public Transport Co.	169,549	701
* Northern Region Cement Co.	242,933	654
Herfy Food Services Co.	54,359	645
* Mediterranean & Gulf Insurance & Reinsurance Co.	92,927	573
* Astra Industrial Group	98,812	535
* Aseer Trading Tourism & Manufacturing Co.	161,110	480
* Hail Cement Co.	131,718	468
* Al Jouf Cement Co.	191,752	468
* Tabuk Cement Co.	121,136	431
* Zamil Industrial Investment Co.	80,585	350
* Methanol Chemicals Co.	157,601	315
* Abdul Mohsen Al-Hokair Tourism and Development Co.	74,726	281
* Bawan Co.	71,265	260
		28,648
Singapore (1.0%)
Keppel DC REIT	3,375,178	7,335
Frasers Logistics & Commercial Trust	6,931,495	6,862
NetLink NBN Trust	8,149,300	5,711
Keppel Infrastructure Trust	9,899,546	3,939
Frasers Centrepoint Trust	1,959,668	3,423
Manulife US REIT	3,928,188	3,038
Parkway Life REIT	1,061,481	2,755
Ascendas India Trust	2,329,900	2,385
Esr-Reit	6,455,879	1,846
CapitaLand Retail China Trust	1,997,408	1,798
OUE Commercial REIT	5,990,709	1,673
Raffles Medical Group Ltd.	2,520,784	1,611
Keppel Pacific Oak US REIT	2,105,700	1,550
CDL Hospitality Trusts	2,169,713	1,545
Sheng Siong Group Ltd.	1,214,300	1,505
First Resources Ltd.	1,417,929	1,422
ARA LOGOS Logistics Trust	2,789,904	1,345
Aims Apac Reit	1,485,400	1,307
Starhill Global REIT	3,747,608	1,275
Lendlease Global Commercial REIT	2,429,800	1,111
Accordia Golf Trust	2,219,116	1,075
Sph Reit	1,780,000	1,071

*	Cromwell European REIT	1,959,200	998
	Far East Hospitality Trust	2,717,300	975
	Soilbuild Business Space REIT	2,714,408	805
	Sabana Shari'ah Compliant Industrial REIT	2,738,700	759
*	Yoma Strategic Holdings Ltd.	3,478,119	752
*	Thomson Medical Group Ltd.	18,113,500	728
§	Best World International Ltd.	751,600	710
	Frasers Hospitality Trust	2,245,700	706
	First REIT	1,485,600	602
	Lippo Malls Indonesia Retail Trust	5,686,800	487
	Silverlake Axis Ltd.	2,179,729	470
	Asian Pay Television Trust	4,091,850	379
	Bumitama Agri Ltd.	904,300	329
§	Eagle Hospitality Trust	2,004,300	275
*,§	Hyflux Ltd.	1,145,286	175
*,§	Noble Group Ltd.	1,804,400	106
*,^,§ Ezra Holdings Ltd.		4,500,399	36
*,§	China Hongxing Sports Ltd.	831,000	—
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	2,195,796	—
			64,874
South Africa (0.4%)
	DRDGOLD Ltd.	1,163,295	1,731
	JSE Ltd.	231,037	1,568
	AECI Ltd.	299,087	1,511
*	Transaction Capital Ltd.	1,353,873	1,447
	Equites Property Fund Ltd.	1,350,576	1,309
*	Super Group Ltd.	1,011,455	1,121
	KAP Industrial Holdings Ltd.	7,029,536	1,063
	Imperial Logistics Ltd.	495,907	965
	Astral Foods Ltd.	107,921	869
	Wilson Bayly Holmes-Ovcon Ltd.	127,713	835
	Allied Electronics Corp. Ltd.	695,824	817
	Investec Property Fund Ltd.	1,450,704	779
*	Omnia Holdings Ltd.	460,720	735
	Raubex Group Ltd.	479,579	709
*	Steinhoff International Holdings NV	11,946,739	701
	Epp NV	1,310,931	700
*	DataTec Ltd.	498,723	658
	Advtech Ltd.	1,415,205	614
	Cashbuild Ltd.	63,952	596
	Peregrine Holdings Ltd.	493,957	582
*	Metair Investments Ltd.	540,871	574
	Famous Brands Ltd.	212,146	522
	SA Corporate Real Estate Ltd.	7,076,275	518
	Attacq Ltd.	1,982,167	479
	Adcock Ingram Holdings Ltd.	164,384	422
*	Long4Life Ltd.	2,324,685	421
	Emira Property Fund Ltd.	1,097,983	413
	Hudaco Industries Ltd.	88,718	366
*,^	Brait SE	2,213,171	358
*	Massmart Holdings Ltd.	297,764	342
	Zeder Investments Ltd.	2,313,976	330
	Alexander Forbes Group Holdings Ltd.	1,713,327	325
*,^	Blue Label Telecoms Ltd.	1,753,298	282
^	Curro Holdings Ltd.	511,276	266
	Grindrod Ltd.	1,233,093	265
	Murray & Roberts Holdings Ltd.	584,512	197

^	Hosken Consolidated Investments Ltd.	133,465	185
	Lewis Group Ltd.	223,060	182
*,^	Sun International Ltd.	299,650	171
*	PPC Ltd.	3,604,613	164
*	Tsogo Sun Hotels Ltd.	1,444,275	152
*	Nampak Ltd.	1,902,179	131
*,^	EOH Holdings Ltd.	405,486	116
	City Lodge Hotels Ltd.	103,727	97
*,^	Sun International Ltd. Rights Exp. 08/07/2020	278,704	2
*,§	Great Basin Gold Ltd.	345,634	—
			26,590
South Korea (5.0%)
	Seegene Inc.	40,030	8,734
*	Alteogen Inc.	51,306	8,228
^	Hanjin Kal Corp.	83,231	5,871
	SK Chemicals Co. Ltd.	25,113	5,682
	LG Innotek Co. Ltd.	39,435	5,353
*	Celltrion Pharm Inc.	51,309	5,086
*	Genexine Co. Ltd.	48,294	5,004
*,^	KMW Co. Ltd.	80,835	4,848
	Douzone Bizon Co. Ltd.	50,723	4,472
*	HMM Co. Ltd.	761,935	3,771
*	WONIK IPS Co. Ltd.	97,826	3,167
	Bukwang Pharmaceutical Co. Ltd.	96,472	3,001
	LEENO Industrial Inc.	25,615	2,963
	Hansol Chemical Co. Ltd.	23,127	2,943
	Green Cross Corp.	15,038	2,873
*	MedPacto Inc.	35,601	2,872
	DB HiTek Co. Ltd.	98,822	2,855
*,^	Pharmicell Co. Ltd.	149,327	2,853
	Koh Young Technology Inc.	33,401	2,757
*	Pearl Abyss Corp.	17,226	2,729
^	Ecopro BM Co. Ltd.	23,092	2,726
	Com2uSCorp	26,913	2,725
	SK Materials Co. Ltd.	13,106	2,701
	Hyundai Elevator Co. Ltd.	67,618	2,634
	Ilyang Pharmaceutical Co. Ltd.	36,893	2,615
	KIWOOM Securities Co. Ltd.	31,520	2,546
*	Hanall Biopharma Co. Ltd.	103,152	2,513
*	Hugel Inc.	17,115	2,259
*	Doosan Fuel Cell Co. Ltd.	58,105	2,242
	Dongjin Semichem Co. Ltd.	82,915	2,210
	Chong Kun Dang Pharmaceutical Corp.	19,464	2,210
	Eo Technics Co. Ltd.	23,106	2,162
	Meritz Securities Co. Ltd.	822,182	2,129
*	Enzychem Lifesciences Corp.	17,261	2,081
*	Hyundai Rotem Co. Ltd.	134,790	2,047
*	LegoChem Biosciences Inc.	42,220	2,043
	Iljin Materials Co. Ltd.	47,576	2,031
*,^	Mezzion Pharma Co. Ltd.	13,742	1,969
	LS Electric Co. Ltd.	43,303	1,953
*	Chabiotech Co. Ltd.	114,755	1,935
*	GemVax & Kael Co. Ltd.	97,699	1,905
^	JYP Entertainment Corp.	75,709	1,903
§	Soulbrain Holdings Co. Ltd.	23,336	1,878
*	ABLBio Inc.	65,820	1,777
	Green Cross Holdings Corp.	77,056	1,714

	Youngone Corp.	83,918	1,702
	DongKook Pharmaceutical Co. Ltd.	13,300	1,640
	DoubleUGames Co. Ltd.	25,538	1,634
	Meritz Fire & Marine Insurance Co. Ltd.	156,512	1,632
	Kolmar Korea Co. Ltd.	41,267	1,624
	NICE Information Service Co. Ltd.	94,621	1,612
*	Pan Ocean Co. Ltd.	527,045	1,560
^	Ecopro Co. Ltd.	50,946	1,559
	JB Financial Group Co. Ltd.	401,557	1,552
*	HLB Life Science CO Ltd.	109,401	1,536
	Seoul Semiconductor Co. Ltd.	102,166	1,532
	Korean Reinsurance Co.	253,431	1,517
*	Amicogen Inc.	47,929	1,514
	Taeyoung Engineering & Construction Co. Ltd.	110,258	1,485
	SFA Engineering Corp.	50,017	1,482
	Sam Chun Dang Pharm Co. Ltd.	36,264	1,472
	Kolon Industries Inc.	51,282	1,455
	Hanjin Transportation Co. Ltd.	33,655	1,452
	Cosmax Inc.	18,471	1,443
*	Zinus Inc.	21,536	1,438
	Hyosung Corp.	24,899	1,430
*	Oscotec Inc.	64,987	1,424
*,^	G-treeBNT Co. Ltd.	57,932	1,424
*	L&F Co. Ltd.	41,591	1,418
	IS Dongseo Co. Ltd.	38,123	1,403
*,^	Komipharm International Co. Ltd.	101,338	1,387
	NEPES Corp.	46,783	1,356
*	Yungjin Pharmaceutical Co. Ltd.	242,261	1,333
*	Webzen Inc.	46,800	1,311
	Innocean Worldwide Inc.	31,233	1,310
	Daewoong Co. Ltd.	60,423	1,304
*	BH Co. Ltd.	65,057	1,280
*	ST Pharm Co. Ltd.	24,529	1,268
*	SM Entertainment Co. Ltd.	47,629	1,253
	F&F Co. Ltd.	17,959	1,235
*	Binex Co. Ltd.	65,661	1,221
	SK Discovery Co. Ltd.	29,735	1,211
*	Lotte Tour Development Co. Ltd.	86,625	1,199
*	Studio Dragon Corp.	16,615	1,192
	Daou Technology Inc.	68,114	1,191
*	CrystalGenomics Inc.	99,416	1,181
	Daesang Corp.	54,649	1,171
	Daewoong Pharmaceutical Co. Ltd.	12,185	1,130
*	SFA Semicon Co. Ltd.	211,267	1,093
	JW Pharmaceutical Corp.	35,907	1,085
*	CMG Pharmaceutical Co. Ltd.	294,652	1,082
	Poongsan Corp.	52,892	1,079
	PI Advanced Materials Co. Ltd.	37,407	1,072
	OptoElectronics Solutions Co. Ltd.	21,157	1,070
*	Ananti Inc.	120,830	1,059
	Mcnex Co. Ltd.	32,451	1,058
*	LOTTE Reit Co. Ltd.	239,032	1,041
	AfreecaTV Co. Ltd.	19,494	1,032
*	YG Entertainment Inc.	29,971	1,027
*	Kuk-il Paper Manufacturing Co. Ltd.	223,749	1,026
^	Dawonsys Co. Ltd.	59,607	1,018
*	Naturecell Co. Ltd.	126,895	1,014

	Partron Co. Ltd.	107,340	1,012
	Samwha Capacitor Co. Ltd.	19,796	1,011
*	Daeduck Electronics Co. Ltd.	85,481	1,004
	Silicon Works Co. Ltd.	24,688	1,000
	Foosung Co. Ltd.	143,698	995
	Daishin Securities Co. Ltd.	113,024	984
	Daea TI Co. Ltd.	164,969	983
	Jeil Pharmaceutical Co. Ltd.	20,811	981
*	Hyosung Advanced Materials Corp.	8,777	977
	Samyang Holdings Corp.	16,181	971
*	Duk San Neolux Co. Ltd.	32,932	967
	Handsome Co. Ltd.	37,623	959
	Dong-A ST Co. Ltd.	12,320	958
*	Asiana Airlines Inc.	277,726	955
	NICE Holdings Co. Ltd.	55,394	950
*	Medipost Co. Ltd.	40,489	949
*	Hyundai Bioscience Co. Ltd.	89,189	933
	Hyundai Greenfood Co. Ltd.	140,369	931
*	NKMax Co. Ltd.	68,625	925
*	Telcon RF Pharmaceutical Inc.	196,065	909
*	Kumho Tire Co. Inc.	368,739	896
*,^	KH Vatec Co. Ltd.	43,509	894
*	CJ CGV Co. Ltd.	53,493	885
	Chongkundang Holdings Corp.	8,476	881
	LG Hausys Ltd.	16,733	880
	Taekwang Industrial Co. Ltd.	1,536	880
*	Aprogen pharmaceuticals Inc.	678,830	876
	LG International Corp.	68,385	869
*	Osstem Implant Co. Ltd.	27,776	859
	LIG Nex1 Co. Ltd.	30,341	858
	HDC Holdings Co. Ltd.	104,710	855
	LOTTE Himart Co. Ltd.	33,182	851
^	TES Co. Ltd.	39,078	840
	Huons Co. Ltd.	16,393	830
	Hankook Technology Group Co. Ltd.	68,584	822
	Ahnlab Inc.	16,564	821
*	Dongkuk Steel Mill Co. Ltd.	160,100	818
	Huchems Fine Chemical Corp.	57,976	811
	Hyosung TNC Co. Ltd.	8,488	811
	Shinsegae International Inc.	6,401	797
	Hyundai Home Shopping Network Corp.	15,647	796
*	iNtRON Biotechnology Inc.	65,889	792
*	Neowiz	32,884	783
	Korea Petrochemical Ind Co. Ltd.	7,954	779
*	Anterogen Co. Ltd.	13,805	770
^	Toptec Co. Ltd.	51,606	768
^	Hana Tour Service Inc.	24,171	767
	S&T Motiv Co. Ltd.	19,974	754
	SK Securities Co. Ltd.	1,062,309	749
	HS Industries Co. Ltd.	128,204	745
*	Eutilex Co. Ltd.	25,460	744
	Dong-A Socio Holdings Co. Ltd.	8,849	740
*	Innox Advanced Materials Co. Ltd.	16,496	724
	Wemade Co. Ltd.	23,238	723
	Binggrae Co. Ltd.	14,103	721
	GS Home Shopping Inc.	8,006	713
*	Cafe24 Corp.	15,919	702

*	DIO Corp.	31,327	693
	Advanced Process Systems Corp.	30,365	679
*,^	Hyosung Heavy Industries Corp.	18,519	677
*,^	Feelux Co. Ltd.	185,227	674
*	Hyundai Construction Equipment Co. Ltd.	34,785	667
	Dongwon Industries Co. Ltd.	4,139	654
	Korea Electric Terminal Co. Ltd.	19,886	650
*	Hyundai Electric & Energy System Co. Ltd.	61,750	647
	Kwang Dong Pharmaceutical Co. Ltd.	83,120	639
	Doosan Co. Ltd.	15,897	635
*	Dentium Co. Ltd.	18,372	633
*	Insun ENT Co. Ltd.	81,926	632
*	Peptron Inc.	38,007	630
*	Hancom Inc.	43,705	622
	Young Poong Corp.	1,402	613
	SK Gas Ltd.	8,351	604
	Vieworks Co. Ltd.	19,886	603
	Green Cross Cell Corp.	16,968	602
	i-SENS Inc.	24,882	598
	Korea Real Estate Investment & Trust Co. Ltd.	414,000	597
	Orion Holdings Corp .	56,860	594
	Meritz Financial Group Inc.	82,358	589
	Sebang Global Battery Co. Ltd.	23,193	578
*	Yuanta Securities Korea Co. Ltd.	237,167	570
	Eugene Investment & Securities Co. Ltd.	173,840	559
	Hyosung Chemical Corp.	6,197	559
	Grand Korea Leisure Co. Ltd.	52,095	558
	Mirae Asset Life Insurance Co. Ltd.	207,135	557
*	Hansol Technics Co. Ltd.	70,971	556
^	Tongyang Inc.	551,162	553
	Jusung Engineering Co. Ltd.	93,719	552
*	Dongsung Pharmaceutical Co. Ltd.	50,099	551
	Maeil Dairies Co. Ltd.	8,682	541
	Hansol Paper Co. Ltd.	46,726	540
	Posco ICT Co. Ltd.	145,525	532
	Samyang Corp.	9,905	530
	GOLFZON Co. Ltd.	8,201	525
*	Samsung Pharmaceutical Co. Ltd.	146,642	525
	Halla Holdings Corp.	21,309	522
	LF Corp.	51,676	519
*,^	Stcube	61,884	515
	KC Tech Co. Ltd.	26,141	511
*	Hanwha General Insurance Co. Ltd.	214,609	510
*,^	CUROCOM Co. Ltd.	248,538	507
	Sangsangin Co. Ltd.	106,089	502
	Youlchon Chemical Co. Ltd.	35,679	495
	KEPCO Engineering & Construction Co. Inc.	36,217	493
	Songwon Industrial Co. Ltd.	44,857	489
*	Taihan Electric Wire Co. Ltd.	720,602	486
*	Hanwha Investment & Securities Co. Ltd.	326,234	484
	Dongwon F&B Co. Ltd.	3,173	484
	NS Shopping Co. Ltd.	45,285	479
	Cuckoo Homesys Co. Ltd.	15,728	474
	Kolmar Korea Holdings Co . Ltd.	19,194	469
	JW Holdings Corp.	101,107	455
	Hanil Cement Co. Ltd.	6,356	454
	Nexen Tire Corp.	102,877	452

	Harim Holdings Co. Ltd.	80,173	450
	Kumho Industrial Co. Ltd.	77,693	446
^	ICD Co. Ltd.	33,813	444
*	Korea Line Corp.	32,199	441
	Youngone Holdings Co. Ltd.	15,049	440
	InBody Co. Ltd.	30,620	429
*	Seobu T&D	70,598	428
	INTOPS Co. Ltd.	35,531	427
*	Inscobee Inc.	258,426	427
	SL Corp.	44,104	423
*	Lock&Lock Co. Ltd.	44,842	419
	iMarketKorea Inc.	58,567	418
	Hansae Co. Ltd.	46,931	418
	KC Co. Ltd.	20,946	409
*	Vidente Co. Ltd.	71,867	409
	Samchully Co. Ltd.	6,239	406
	Huons Global Co. Ltd.	14,879	406
	Hyundai Livart Furniture Co. Ltd.	25,119	403
	Dae Han Flour Mills Co. Ltd.	2,819	393
	Humedix Co. Ltd.	16,207	388
*	Interflex Co. Ltd.	29,810	388
	Daishin Securities Co. Ltd. Preference Shares	49,547	387
*	Wonik Holdings Co. Ltd.	92,558	386
	Modetour Network Inc.	40,644	385
	Korea Asset In Trust Co. Ltd.	163,089	384
*	Gamevil Inc.	13,203	372
	Namhae Chemical Corp.	56,725	368
*,^	Ssangyong Motor Co.	117,956	365
	Lotte Confectionery Co. Ltd.	3,921	363
*,^	Able C&C Co. Ltd.	51,601	362
	Interpark Corp.	167,028	360
	SPC Samlip Co. Ltd.	6,522	358
*	KCC Glass Corp.	12,994	351
*,§	KONA I Co. Ltd.	31,530	345
	Dae Hwa Pharmaceutical Co. Ltd.	31,792	345
	Aekyung Industrial Co. Ltd.	17,509	334
	Namyang Dairy Products Co. Ltd.	1,306	333
	Sungwoo Hitech Co. Ltd.	128,701	318
	KISWIRE Ltd.	24,075	317
	Hankook Shell Oil Co. Ltd.	1,604	317
	Sung Kwang Bend Co. Ltd.	48,327	305
	Kolon Corp.	18,758	297
*	Coreana Cosmetics Co. Ltd.	68,106	295
	KT Skylife Co. Ltd.	41,471	294
	Woongjin Thinkbig Co. Ltd.	136,303	294
	Seah Besteel Corp.	31,536	290
*	Hansol Holdings Co. Ltd.	104,880	288
	KTB Investment & Securities Co. Ltd.	138,560	286
	Lotte Food Co. Ltd.	1,024	283
	Kyobo Securities Co. Ltd.	50,102	283
*	Taewoong Co. Ltd.	26,204	283
	BGF Co. Ltd.	79,897	283
*	Lutronic Corp.	54,866	269
	Daeduck Co. Ltd.	46,523	268
^	It's Hanbul Co. Ltd.	12,061	265
*,^,§ Cellumed Co. Ltd.		52,681	264
	LG HelloVision Co. Ltd.	79,059	264

^	Cuckoo Holdings Co. Ltd.	3,886	262
*	Homecast Co. Ltd.	86,531	260
	Daekyo Co. Ltd.	75,747	255
	E1 Corp.	7,874	252
^	Hyundai Corp.	19,155	239
	KISCO Corp.	62,329	234
	Cell Biotech Co. Ltd.	15,554	234
	Tongyang Life Insurance Co. Ltd.	92,674	233
	TK Corp.	37,011	231
	AK Holdings Inc.	14,881	226
	DB Financial Investment Co. Ltd.	74,481	223
*	Eusu Holdings Co. Ltd.	46,105	222
*,^	SBS Media Holdings Co. Ltd.	136,117	215
	Sindoh Co. Ltd.	10,628	207
*	Byucksan Corp.	135,577	203
*	GNCO Co. Ltd.	190,589	202
*	Lumens Co. Ltd.	122,028	197
	Sam Young Electronics Co. Ltd.	30,008	197
^	Hanil Holdings Co. Ltd.	5,290	196
	SeAH Steel Corp.	3,663	194
*	Muhak Co. Ltd.	39,805	181
*	COSON Co. Ltd.	45,968	179
*,^	Agabang&Company	67,922	168
*	Humax Co. Ltd.	44,683	165
	CJ Freshway Corp.	12,744	162
	S&T Dynamics Co. Ltd.	36,640	155
*,§	Yuyang DNU Co. Ltd.	147,206	151
	SeAH Steel Holdings Corp.	4,161	140
*,^	Esmo Corp.	285,212	95
	L&F Co. Ltd. Rights Exp. 08/07/2020	5,876	76
*,§	Tera Resource Co. Ltd.	42,004	2
*,§	CNK International Co. Ltd.	35,374	—
*,§	SSCP Co. Ltd.	20,873	—
*,§	Soulbrain Co. Ltd.	10,433	—
			323,704
Spain (1.1%)
	Viscofan SA	108,750	7,968
*	Masmovil Ibercom SA	237,727	6,356
	Ebro Foods SA	214,571	4,812
*	Acerinox SA	475,442	4,099
*	Pharma Mar SA	38,524	4,088
	Cia de Distribucion Integral Logista Holdings SA	175,287	3,273
	Faes Farma SA	777,341	3,272
*	Applus Services SA	397,441	3,081
*	Fluidra SA	173,378	2,871
*	Indra Sistemas SA	343,291	2,592
1	Euskaltel SA	270,305	2,516
	CIE Automotive SA	151,743	2,401
*,1	Neinor Homes SA	199,391	2,386
*	Sacyr SA	960,774	2,173
*	Almirall SA	195,216	2,161
	Prosegur Cia de Seguridad SA	700,669	1,862
*	Construcciones y Auxiliar de Ferrocarriles SA	52,033	1,786
*	Mediaset Espana Comunicacion SA	416,815	1,363
*,1	Aedas Homes SA	57,187	1,208
*,1	Unicaja Banco SA	2,160,714	1,203
*	Melia Hotels International SA	301,744	1,117

1	Global Dominion Access SA	328,120	1,074
1	Gestamp Automocion SA	438,896	1,055
*	Tecnicas Reunidas SA	83,287	1,046
^	Ence Energia y Celulosa SA	345,314	1,041
	Lar Espana Real Estate Socimi SA	174,485	916
*,1	Metrovacesa SA	126,771	875
1	Prosegur Cash SA	1,057,266	872
*	Liberbank SA	3,741,876	726
*,^	Distribuidora Internacional de Alimentacion SA	4,932,689	649
^	Bolsas y Mercados Espanoles SHMSF SA	16,138	626
^	Atresmedia Corp. de Medios de Comunicacion SA	225,511	612
*,^	Promotora de Informaciones SA	1,142,309	581
*	NH Hotel Group SA	65,133	196
*,^,§ Let's GOWEX SA		31,105	—
			72,857
Sweden (4.9%)
1	Evolution Gaming Group AB	370,125	25,117
	Getinge AB	622,905	15,046
*	Indutrade AB	260,436	13,190
	Sweco AB Class B	185,535	10,689
	Lifco AB Class B	126,562	9,670
	Fabege AB	736,952	9,451
*	Holmen AB	269,471	9,287
1	Thule Group AB	287,647	8,556
*	AAK AB	475,803	8,429
*,1	Dometic Group AB	825,328	8,057
	BillerudKorsnas AB	490,092	7,830
	Nordic Entertainment Group AB Class B	182,116	7,630
^	Samhallsbyggnadsbolaget i Norden AB (Ordinary Shares)	2,565,485	6,994
*	AF POYRY AB	270,812	6,952
	Beijer Ref AB	176,040	6,865
	Avanza Bank Holding AB	342,469	6,678
	Axfood AB	292,217	6,576
	Wihlborgs Fastigheter AB	370,532	6,244
*,1	Bravida Holding AB	561,568	6,157
*	AddTech AB	131,188	6,149
	Jm AB	194,175	5,760
	Wallenstam AB	455,689	5,703
*	Peab AB Class B	556,457	5,223
*	Loomis AB Class B	210,121	5,021
*	Sectra AB Class B	71,858	4,939
*	SSAB AB Class B	1,680,396	4,778
^	Intrum AB	197,410	4,733
*	Hexpol AB	690,255	4,593
	NCC AB Class B	261,251	4,537
*	NetEnt AB	505,152	4,454
*	Vitrolife AB	177,146	4,298
	Kungsleden AB	526,971	4,262
*	Nolato AB Class B	48,378	4,022
	Bure Equity AB	141,946	3,894
	Arjo AB	622,856	3,862
*	Nyfosa AB	489,825	3,666
	Mycronic AB	191,339	3,642
*	Pandox AB Class B	246,054	3,106
	Lindab International AB	191,715	2,996
	Catena AB	70,367	2,905
*,^	Hansa Biopharma AB	91,644	2,624

*	Betsson AB	332,060	2,504
*	Modern Times Group MTG AB Class B	182,423	2,488
	Klovern AB	1,435,818	2,309
*	Bilia AB	215,989	2,090
*,1	Munters Group AB	295,397	2,064
	Atrium Ljungberg AB	130,116	2,013
1	Resurs Holding AB	392,970	1,974
*	Ratos AB	541,441	1,937
*	Nobia AB	321,040	1,905
*	SSAB AB Class A	639,806	1,890
*	Concentric AB	105,572	1,806
*	Cloetta AB	583,024	1,612
	Dios Fastigheter AB	234,868	1,592
	Bonava AB	235,629	1,587
*,1	Attendo AB	293,003	1,533
	Klovern AB Preference Shares	41,399	1,503
	SkiStar AB	115,516	1,355
1	Scandic Hotels Group AB	387,495	1,339
	Clas Ohlson AB	110,503	1,244
	Investment AB Oresund	82,290	1,099
	Sagax AB	312,859	1,078
*	Adapteo Oyj	117,810	1,003
*	Mekonomen AB	116,253	990
*,^	SAs AB	523,001	471
	Samhallsbyggnadsbolaget i Norden AB	124,099	401
*,^	Collector AB	223,259	357
	Ncc AB Class A	15,365	268
§	Hemfosa Fastigheter AB	8,607	124
	Sagax AB Preference Shares	16,498	69
			315,190
Switzerland (4.0%)
	Tecan Group AG	32,989	13,835
1	VAT Group AG	71,550	13,644
*	SIG Combibloc Group AG	708,023	12,386
*	ams AG	708,252	11,913
	Belimo Holding AG	1,289	10,240
1	Galenica AG	133,967	9,919
	Cembra Money Bank AG	81,677	8,918
1	Sunrise Communications Group AG	94,192	8,785
	Allreal Holding AG	39,130	7,785
*	Idorsia Ltd.	272,246	7,526
*	Softwareone Holding AG	268,394	6,865
	Bucher Industries AG	18,032	5,939
	Siegfried Holding AG	11,052	5,775
	Vontobel Holding AG	76,000	5,558
	Mobimo Holding AG	17,970	5,034
	Bkw AG	50,344	4,862
	Emmi AG	5,372	4,852
	dormakaba Holding AG	8,389	4,698
	Bachem Holding AG	15,518	4,671
	SFS Group AG	47,166	4,455
	Inficon Holding AG	5,351	4,408
^	Stadler Rail AG	106,516	4,243
*	Landis&Gyr Group AG	68,040	4,156
	Daetwyler Holding AG	20,421	4,148
	Forbo Holding AG	2,605	4,063
	Valiant Holding AG	43,381	4,042

	Huber & Suhner AG	47,039	3,662
	Interroll Holding AG	1,540	3,642
	St. Galler Kantonalbank AG	7,769	3,513
	Conzzeta AG	3,591	3,331
	Schweiter Technologies AG	2,571	3,188
	Comet Holding AG	20,460	3,162
	Berner Kantonalbank AG	12,567	3,056
	VZ Holding AG	37,592	2,968
	Kardex Holding AG	16,142	2,814
	Swissquote Group Holding SA	24,256	2,269
	Burckhardt Compression Holding AG	8,644	2,172
	LEM Holding SA	1,321	2,067
	ALSO Holding AG	7,566	1,996
	Vetropack Holding AG	34,757	1,935
*,^	COSMO Pharmaceuticals NV	19,843	1,901
	Intershop Holding AG	3,086	1,887
	Liechtensteinische Landesbank AG	30,792	1,869
^	Implenia AG	40,868	1,798
*	Aryzta AG	2,581,545	1,637
*,1	Medacta Group SA	17,223	1,592
*	Valora Holding AG	8,826	1,446
*,^	Basilea Pharmaceutica AG	29,961	1,431
*	Komax Holding AG	9,707	1,417
*	Arbonia AG	122,651	1,401
	EFG International AG	210,825	1,394
	u-blox Holding AG	18,747	1,362
	Bell Food Group AG	5,246	1,344
^	Ypsomed Holding AG	8,855	1,300
^	Bobst Group SA	21,340	1,273
	Bossard Holding AG	7,315	1,253
^	Leonteq AG	29,837	1,196
	Zehnder Group AG	25,602	1,125
*	Ascom Holding AG	97,874	1,119
*	GAM Holding AG	435,388	1,068
	VP Bank AG	6,667	857
*	Autoneum Holding AG	8,013	813
*	Hiag Immobilien Holding AG	7,805	757
	Rieter Holding AG	8,574	703
*	Apg Sga SA	2,880	536
*	Ina Invest Holding AG	8,286	172
*,§	Petroplus	36,495	—
			255,146
Taiwan (8.1%)
	Silergy Corp.	170,000	10,198
	Airtac International Group	414,528	8,696
	Micro-Star International Co. Ltd.	1,922,000	8,551
	Parade Technologies Ltd.	194,000	8,445
	Hiwin Technologies Corp.	707,918	7,466
	Powertech Technology Inc.	1,980,662	6,617
	Merida Industry Co. Ltd.	689,055	6,358
	Chroma ATE Inc.	1,099,040	6,176
	Tripod Technology Corp.	1,387,327	6,022
	ASMedia Technology Inc.	95,000	6,011
	WPG Holdings Ltd.	4,133,137	5,622
	Genius Electronic Optical Co. Ltd.	233,600	5,402
	Simplo Technology Co. Ltd.	485,631	5,398
	Macronix International	4,993,386	5,396

Radiant Opto-Electronics Corp.	1,240,147	5,302
Compeq Manufacturing Co. Ltd.	3,084,471	5,113
Sino-American Silicon Products Inc.	1,490,945	4,977
Elite Material Co. Ltd.	794,519	4,802
Phison Electronics Corp.	448,962	4,504
Poya International Co. Ltd.	211,535	4,442
Elan Microelectronics Corp.	802,545	4,313
ITEQ Corp.	934,301	4,266
Nien Made Enterprise Co. Ltd.	388,081	4,261
Voltronic Power Technology Corp.	136,623	4,163
FLEXium Interconnect Inc.	851,140	4,121
Gigabyte Technology Co. Ltd.	1,373,271	3,934
Taiwan Surface Mounting Technology Corp.	822,530	3,784
ASPEED Technology Inc.	94,437	3,768
King Yuan Electronics Co. Ltd .	3,112,963	3,768
Winbond Electronics Corp.	8,280,614	3,705
eMemory Technology Inc.	194,000	3,628
Ruentex Development Co. Ltd.	2,092,350	3,627
Highwealth Construction Corp.	2,457,341	3,589
Lien Hwa Industrial Holdings Corp.	2,225,756	3,566
International Games System Co. Ltd.	137,213	3,515
E Ink Holdings Inc.	2,503,708	3,497
Chipbond Technology Corp.	1,711,852	3,495
Sinbon Electronics Co. Ltd.	574,066	3,413
* Tatung Co. Ltd.	6,078,320	3,316
King's Town Bank Co. Ltd.	2,673,193	3,275
Makalot Industrial Co. Ltd.	525,624	3,242
Taiwan Union Technology Corp.	682,000	3,161
United Integrated Services Co. Ltd.	430,200	3,019
Nan Kang Rubber Tire Co. Ltd.	1,939,107	2,998
Lotes Co. Ltd.	193,120	2,967
Merry Electronics Co. Ltd.	535,383	2,908
IBF Financial Holdings Co. Ltd.	7,476,088	2,897
Taichung Commercial Bank Co. Ltd.	7,093,543	2,833
TCI Co. Ltd.	292,067	2,822
Great Wall Enterprise Co. Ltd.	1,790,190	2,819
momo.com Inc.	126,000	2,797
Tong Hsing Electronic Industries Ltd.	551,961	2,649
Standard Foods Corp.	1,262,708	2,642
General Interface Solution Holding Ltd.	562,000	2,640
* Microbio Co. Ltd.	1,048,562	2,618
Ruentex Industries Ltd.	1,183,496	2,592
Mitac Holdings Corp.	2,548,617	2,572
* Jentech Precision Industrial Co. Ltd.	233,698	2,543
* Alchip Technologies Ltd.	121,000	2,476
Global Unichip Corp.	246,649	2,452
Far Eastern Department Stores Ltd.	3,031,043	2,437
CTCI Corp.	1,939,667	2,312
TA Chen Stainless Pipe	2,903,977	2,308
Bizlink Holding Inc.	336,651	2,248
Qisda Corp.	3,838,000	2,191
* China Petrochemical Development Corp.	7,736,330	2,136
Pixart Imaging Inc.	307,920	2,096
Goldsun Building Materials Co. Ltd.	3,655,591	2,090
Cheng Loong Corp.	2,621,920	2,078
King Slide Works Co. Ltd.	177,675	2,051
* PharmaEssentia Corp.	515,204	2,040

Nan Ya Printed Circuit Board Corp.	588,000	2,005
TXC Corp.	774,877	1,989
Kinsus Interconnect Technology Corp.	754,282	1,986
Advanced Ceramic X Corp.	142,000	1,981
Shin Zu Shing Co. Ltd.	369,000	1,942
Center Laboratories Inc.	754,756	1,929
* XinTec Inc.	450,000	1,927
Clevo Co.	1,707,944	1,919
Hota Industrial Manufacturing Co. Ltd.	586,323	1,905
Grape King Bio Ltd.	298,000	1,894
Huaku Development Co. Ltd.	643,499	1,867
Tung Ho Steel Enterprise Corp.	2,301,150	1,853
Chilisin Electronics Corp.	573,440	1,838
Fusheng Precision Co. Ltd.	330,000	1,836
* United Renewable Energy Co. Ltd.	5,910,044	1,822
Run Long Construction Co. Ltd.	786,000	1,802
ChipMOS Technologies Inc.	1,651,494	1,798
Sercomm Corp.	655,000	1,767
LandMark Optoelectronics Corp.	196,600	1,762
Wistron NeWeb Corp.	779,495	1,714
Wafer Works Corp.	1,347,552	1,711
YFY Inc.	3,641,000	1,699
Topco Scientific Co. Ltd.	427,793	1,695
Chong Hong Construction Co. Ltd.	529,493	1,618
Ardentec Corp.	1,351,851	1,617
Sunny Friend Environmental Technology Co. Ltd.	181,000	1,608
* TaiMed Biologics Inc.	535,000	1,597
Sigurd Microelectronics Corp.	1,071,822	1,595
Tong Yang Industry Co. Ltd.	1,325,919	1,565
* HannStar Display Corp.	6,623,810	1,560
Shinkong Synthetic Fibers Corp.	4,074,416	1,551
Visual Photonics Epitaxy Co. Ltd.	521,455	1,542
Cheng Uei Precision Industry Co. Ltd.	1,125,000	1,529
Sporton International Inc.	178,533	1,518
AURAS Technology Co. Ltd.	194,000	1,506
Charoen Pokphand Enterprise	657,000	1,506
Foxsemicon Integrated Technology Inc.	212,400	1,498
Jih Sun Financial Holdings Co. Ltd.	4,128,818	1,492
International CSRC Investment Holdings Co.	2,356,997	1,489
* Taiwan Paiho Ltd.	673,183	1,484
Greatek Electronics Inc.	807,000	1,440
China Steel Chemical Corp.	427,853	1,439
Sitronix Technology Corp.	280,282	1,438
Chunghwa Precision Test Tech Co. Ltd.	50,000	1,432
* TaiDoc Technology Corp.	166,000	1,430
* Yulon Finance Corp.	398,000	1,428
Everlight Electronics Co. Ltd.	1,146,725	1,425
Taiwan Hon Chuan Enterprise Co. Ltd.	775,401	1,416
Asia Optical Co. Inc.	597,000	1,409
Getac Technology Corp.	979,000	1,406
* President Securities Corp.	2,502,005	1,401
Brighton-Best International Taiwan Inc.	1,572,000	1,396
St. Shine Optical Co. Ltd.	130,419	1,379
Mercuries & Associates Holding Ltd.	1,365,102	1,375
Holy Stone Enterprise Co. Ltd.	372,769	1,374
TTY Biopharm Co. Ltd.	571,987	1,372
* Unitech Printed Circuit Board Corp.	1,583,672	1,369

Coretronic Corp.	1,126,000	1,366
Advanced Wireless Semiconductor Co.	410,192	1,361
WT Microelectronics Co. Ltd.	943,377	1,352
Taiwan Cogeneration Corp.	993,903	1,335
* Gold Circuit Electronics Ltd.	960,280	1,317
* Via Technologies Inc.	985,000	1,300
* Nan Pao Resins Chemical Co. Ltd.	275,000	1,293
Primax Electronics Ltd.	896,000	1,282
Sanyang Motor Co. Ltd.	1,769,037	1,261
Nantex Industry Co. Ltd.	1,013,000	1,232
Kinpo Electronics	3,671,196	1,231
Arcadyan Technology Corp.	459,737	1,213
* Ennoconn Corp.	135,671	1,213
Taiwan FamilyMart Co. Ltd.	138,000	1,211
* Egis Technology Inc.	182,000	1,209
Farglory Land Development Co. Ltd.	832,854	1,209
Asia Vital Components Co. Ltd.	745,337	1,203
Tainan Spinning Co. Ltd.	3,200,674	1,202
Chicony Power Technology Co. Ltd.	516,000	1,192
Hannstar Board Corp.	827,438	1,181
Cleanaway Co. Ltd.	223,000	1,177
A-DATA Technology Co. Ltd.	568,915	1,177
Lung Yen Life Service Corp.	575,000	1,155
Longchen Paper & Packaging Co. Ltd.	2,300,989	1,154
Systex Corp.	415,000	1,148
Cathay Real Estate Development Co. Ltd.	1,801,000	1,146
* Career Technology MFG. Co. Ltd.	1,085,867	1,142
* Grand Pacific Petrochemical	2,405,928	1,138
Kindom Development Co. Ltd.	934,000	1,130
Prince Housing & Development Corp.	3,283,183	1,096
* ITM Semiconductor Co. Ltd.	19,294	1,079
* Mercuries Life Insurance Co. Ltd.	3,282,720	1,061
Sunonwealth Electric Machine Industry Co. Ltd.	557,000	1,054
Fulgent Sun International Holding Co. Ltd.	286,000	1,050
* Chlitina Holding Ltd.	147,750	1,050
TSRC Corp.	1,988,046	1,050
Rexon Industrial Corp. Ltd.	377,000	1,037
Dynapack International Technology Corp.	362,299	1,032
Yieh Phui Enterprise Co. Ltd.	3,619,910	1,025
Topkey Corp.	187,000	1,023
PChome Online Inc.	247,082	1,010
Chung-Hsin Electric & Machinery Manufacturing Corp.	964,625	1,008
* Asia Pacific Telecom Co. Ltd.	4,012,891	1,004
Taiwan TEA Corp.	1,765,293	1,004
Supreme Electronics Co. Ltd.	987,000	1,000
D-Link Corp.	1,665,407	999
BES Engineering Corp.	3,878,468	989
Global Mixed Mode Technology Inc.	186,199	989
Adlink Technology Inc.	414,127	986
USI Corp.	2,493,784	979
Holtek Semiconductor Inc.	395,279	978
* Innodisk Corp.	157,000	975
Aten International Co. Ltd.	339,260	972
Faraday Technology Corp.	605,000	971
Test Research Inc.	518,371	958
* Federal Corp.	1,243,505	956
Elite Semiconductor Microelectronics Technology Inc.	700,000	956

Taiwan Sakura Corp.	554,000	954
* Roo Hsing Co. Ltd.	1,931,000	945
Pan Jit International Inc.	942,000	942
FocalTech Systems Co. Ltd.	741,398	935
Soft-World International Corp.	267,520	923
YungShin Global Holding Corp.	589,647	920
Wisdom Marine Lines Co. Ltd.	1,232,241	910
Cub Elecparts Inc.	218,609	899
Kung Long Batteries Industrial Co. Ltd.	173,000	890
Elite Advanced Laser Corp.	370,607	886
Casetek Holdings Ltd.	368,953	876
Wah Lee Industrial Corp.	467,883	874
Chaun-Choung Technology Corp.	100,000	862
Alpha Networks Inc.	1,013,827	860
* Lextar Electronics Corp.	1,039,000	856
Machvision Inc.	90,157	853
AcBel Polytech Inc.	1,104,000	849
Chin-Poon Industrial Co. Ltd.	965,072	847
Sinyi Realty Inc.	849,465	836
Formosa International Hotels Corp.	178,841	834
* Medigen Biotechnology Corp.	308,680	820
Taiwan PCB Techvest Co. Ltd.	652,102	820
UPC Technology Corp.	2,533,065	813
ScinoPharm Taiwan Ltd.	751,891	812
Taiwan Semiconductor Co. Ltd.	638,000	811
* Lite-On Semiconductor Corp.	586,977	810
Test Rite International Co. Ltd.	1,079,725	804
ITE Technology Inc.	330,418	802
Wei Chuan Foods Corp.	1,150,835	790
Syncmold Enterprise Corp.	287,750	780
China Man-Made Fiber Corp.	3,641,908	770
Hung Sheng Construction Ltd.	1,308,776	769
CMC Magnetics Corp.	2,971,254	763
* Yang Ming Marine Transport Corp.	3,490,650	752
YC INOX Co. Ltd.	945,174	747
Chia Hsin Cement Corp.	1,313,000	744
Sampo Corp.	945,048	743
Darfon Electronics Corp.	603,000	737
Kinik Co.	325,000	731
Swancor Holding Co. Ltd.	203,000	728
Taiflex Scientific Co. Ltd.	414,594	727
* Taigen Biopharmaceuticals Holdings Ltd.	835,723	726
Flytech Technology Co. Ltd.	324,845	718
Nichidenbo Corp.	436,000	707
Taiwan Styrene Monomer	1,397,579	704
TA-I Technology Co. Ltd.	282,500	701
Namchow Holdings Co. Ltd.	488,000	699
Radium Life Tech Co. Ltd.	2,089,910	695
* China Metal Products	756,515	695
SDI Corp.	445,000	694
Sonix Technology Co. Ltd.	382,000	692
* Johnson Health Tech Co. Ltd.	295,283	685
* Concraft Holding Co. Ltd.	156,520	685
China General Plastics Corp.	1,154,588	682
Gemtek Technology Corp.	823,115	677
Xxentria Technology Materials Corp.	385,776	668
Ho Tung Chemical Corp.	2,490,362	667

Zeng Hsing Industrial Co. Ltd.	147,000	665
Pan-International Industrial Corp.	1,086,595	665
Gourmet Master Co. Ltd.	205,789	659
Depo Auto Parts Ind Co. Ltd.	383,313	659
Yeong Guan Energy Technology Group Co. Ltd.	206,000	656
* AmTRAN Technology Co. Ltd.	2,027,692	654
Asia Polymer Corp.	1,110,541	650
OptoTech Corp.	973,406	647
Hsin Kuang Steel Co. Ltd.	703,569	642
* Ton Yi Industrial Corp.	2,062,000	638
Evergreen International Storage & Transport Corp.	1,398,502	637
* Shining Building Business Co. Ltd.	1,962,675	632
Everlight Chemical Industrial Corp.	1,117,649	631
* Lealea Enterprise Co. Ltd.	2,508,849	629
* Ritek Corp.	3,391,238	622
Ginko International Co. Ltd.	130,200	614
* Lotus Pharmaceutical Co. Ltd.	230,000	613
Huang Hsiang Construction Corp.	478,051	612
Altek Corp.	629,250	589
* Orient Semiconductor Electronics Ltd.	1,443,197	584
Firich Enterprises Co. Ltd.	588,924	579
Rich Development Co. Ltd.	1,826,000	573
Gloria Material Technology Corp.	1,082,023	571
PharmaEngine Inc.	231,102	569
Hu Lane Associate Inc.	220,000	568
Pharmally International Holding Co. Ltd.	126,271	566
Ta Ya Electric Wire & Cable	1,475,857	565
* Silicon Integrated Systems Corp.	1,281,945	543
* Unizyx Holding Corp.	929,000	540
* CSBC Corp. Taiwan	634,606	537
IEI Integration Corp.	310,716	535
China Chemical & Pharmaceutical Co. Ltd.	699,000	533
* Darwin Precisions Corp.	1,298,000	532
* Dynamic Electronics Co. Ltd.	861,784	521
Rechi Precision Co. Ltd.	786,668	516
L&K Engineering Co. Ltd.	457,000	513
WUS Printed Circuit Co. Ltd.	464,395	509
Formosan Rubber Group Inc.	860,089	507
Sunplus Technology Co. Ltd.	1,176,000	494
* HannsTouch Solution Inc.	1,507,329	491
* Hong Pu Real Estate Development Co. Ltd.	600,195	487
Iron Force Industrial Co. Ltd.	161,000	485
CyberTAN Technology Inc.	926,571	479
* Taiwan Land Development Corp.	2,005,969	476
Quanta Storage Inc.	425,000	474
Bank of Kaohsiung Co. Ltd.	1,390,154	470
Cyberlink Corp.	124,076	457
Weltrend Semiconductor	445,753	453
* Tung Thih Electronic Co. Ltd.	177,000	446
* Li Peng Enterprise Co. Ltd.	2,135,915	442
Posiflex Technology Inc.	151,822	434
* Newmax Technology Co. Ltd.	274,000	431
* ALI Corp.	454,281	427
Wowprime Corp.	173,761	423
Ichia Technologies Inc.	786,000	421
CHC Healthcare Group	278,727	411
KEE TAI Properties Co. Ltd.	1,204,740	407

	Sincere Navigation Corp.	813,970	397
	Tyntek Corp.	842,250	389
	TYC Brother Industrial Co. Ltd.	500,710	381
*	Lingsen Precision Industries Ltd.	1,023,000	377
*	Etron Technology Inc.	1,099,947	373
	Li Cheng Enterprise Co. Ltd.	343,183	366
*	Motech Industries Inc.	1,168,059	360
	Taiyen Biotech Co. Ltd.	322,877	350
	China Electric Manufacturing Corp.	922,200	346
	Brogent Technologies Inc.	94,293	346
	Global Brands Manufacture Ltd.	651,045	345
	Senao International Co. Ltd.	359,000	344
	Basso Industry Corp.	258,000	342
	Infortrend Technology Inc.	795,885	340
*	Chung Hwa Pulp Corp.	1,177,135	334
	Kuo Toong International Co. Ltd.	616,662	332
	Zinwell Corp.	493,099	314
	Jess-Link Products Co. Ltd.	270,100	305
*	Elitegroup Computer Systems Co. Ltd.	740,647	302
	Advanced International Multitech Co. Ltd.	283,000	294
	Globe Union Industrial Corp.	679,675	284
	Tong-Tai Machine & Tool Co. Ltd.	628,429	269
	FSP Technology Inc.	327,428	267
	Vivotek Inc.	102,699	258
*	AGV Products Corp.	1,029,425	254
	Gigasolar Materials Corp.	72,600	252
*	Phihong Technology Co. Ltd.	808,618	247
	Ability Enterprise Co. Ltd.	569,099	237
*	Toung Loong Textile Manufacturing	255,000	235
*	Gigastorage Corp.	749,627	225
*,§	Unity Opto Technology Co. Ltd.	1,203,000	169
*	Nien Hsing Textile Co. Ltd.	311,611	165
	Sheng Yu Steel Co. Ltd.	270,000	162
*,§	E-Ton Solar Tech Co. Ltd.	206,307	10
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	—
*,§	XPEC Entertainment Inc.	125,457	—
			522,975
Thailand (1.5%)
	Bankkok Commercial (Foreign)	6,000,200	4,755
	CPN Retail Growth Leasehold REIT (Foreign)	5,511,200	4,334
	Com7 PCL (Foreign)	2,934,500	3,602
	Jasmine Broadband Internet Infrastructure Fund (Foreign)	10,554,663	3,353
	Carabao Group PCL (Foreign)	681,000	2,657
	Tisco Financial Group PCL (Foreign)	1,188,650	2,484
	Siam Global House PCL	3,925,968	2,400
	Frasers Property Thailand Industrial Freehold & Lease (Foreign)	4,952,500	2,336
	Kiatnakin Bank PCL	1,691,705	2,109
	Thailand Future Fund	6,139,100	2,108
	Thanachart Capital PCL (Foreign)	1,861,895	2,080
^	WHA Corp. PCL	20,009,492	2,073
^	Sri Trang Agro-Industry PCL (Foreign)	2,453,023	1,989
	TQM Corp. PCL (Foreign)	437,700	1,876
	KCE Electronics PCL (Foreign)	2,012,900	1,811
	Bangchak Corp. PCL	2,888,200	1,802
^	TOA Paint Thailand PCL (Foreign)	1,403,900	1,749
	Tipco Asphalt PCL (Foreign)	1,868,400	1,681
	Hana Microelectronics PCL (Foreign)	1,432,946	1,669

	WHA Premium Growth Freehold & Leasehold Real Estate (Foreign)	3,454,100	1,643
	BTS Rail Mass Transit Growth Infrastructure Fund (Foreign)	7,084,676	1,592
	CK Power PCL (Foreign)	9,618,531	1,562
	CH Karnchang PCL (Foreign)	2,652,800	1,560
	Supalai PCL (Foreign)	2,958,450	1,558
	Bangkok Chain Hospital PCL	3,145,948	1,518
	TTW PCL (Foreign)	3,331,000	1,432
^	Sino-Thai Engineering & Construction PCL (Foreign)	2,473,415	1,177
	Quality Houses PCL	16,932,733	1,153
	VGI PCL (Foreign)	5,399,512	1,146
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	2,849,600	1,143
	Chularat Hospital PCL (Foreign)	14,702,260	1,095
	Thai Vegetable Oil PCL	1,156,900	1,087
	Amata Corp. PCL (Foreign)	2,245,800	1,084
	Jasmine International PCL	9,745,188	1,078
^	Bangkok Land PCL	31,269,500	1,054
	Super Energy Corp. PCL	36,337,300	1,040
	AEON Thana Sinsap Thailand PCL (Foreign)	276,200	959
^	Tisco Financial Group PCL NVDR	443,150	926
*	Esso Thailand PCL (Foreign)	3,573,000	874
	Gunkul Engineering PCL (Foreign)	10,043,583	865
	Asian Property Development PCL (Foreign)	4,314,656	853
	Banpu Power PCL (Foreign)	1,747,700	848
	Bcpg Pcl (Foreign)	1,688,000	835
	Star Petroleum Refining PCL	3,731,300	835
	TPI Polene PCL (Foreign)	20,255,100	832
	PTG Energy PCL (Foreign)	1,331,407	810
*,^	Central Plaza Hotel PCL (Foreign)	1,119,690	807
	Thaifoods Group PCL (Foreign)	5,192,900	787
	TPI Polene Power PCL	6,115,400	785
	Major Cineplex Group PCL (Foreign)	1,633,844	751
	MK Restaurants Group PCL (Foreign)	430,800	682
	Pruksa Holding PCL (Foreign)	1,855,000	673
	Spcg Pcl	1,122,500	667
	Plan B Media PCL	3,696,100	636
	Sansiri PCL (Foreign)	25,447,700	581
	Thonburi Healthcare Group PCL	875,100	545
	Gfpt Pcl	1,271,600	544
	Thanachart Capital PCL NVDR	484,900	542
*	U City PCL (Foreign)	11,380,548	534
*	Central Plaza Hotel PCL NVDR	670,400	483
	Taokaenoi Food & Marketing PCL (Foreign)	1,574,600	470
§	Pruksa Real Estate PCL	1,063,290	458
^	Ratchthani Leasing PCL	3,868,700	440
	Mbk Pcl	1,132,300	429
	AP Thailand PCL	2,127,300	421
	LPN Development PCL	2,626,311	412
^	Thoresen Thai Agencies PCL	4,232,041	411
*	BEC World PCL (Foreign)	2,750,800	405
^	VGI PCL	1,808,900	384
	Bangkok Airways PCL (Foreign)	1,942,400	355
	Origin Property PCL (Foreign)	1,563,850	332
	Thaicom PCL (Foreign)	1,779,940	309
*	Thai Airways International PCL (Foreign)	3,045,000	287
*	Italian-Thai Development PCL (Foreign)	8,191,310	276
	Supalai PCL NVDR	518,650	273
	Unique Engineering & Construction PCL	1,663,300	273

	Univentures PCL	2,531,788	242
	Samart Corp. PCL	1,493,421	240
	Workpoint Entertainment PCL (Foreign)	704,300	224
*	Group Lease PCL NVDR	2,033,100	213
^	TTW PCL NVDR	490,400	211
	Sino-Thai Engineering & Construction PCL NVDR	424,200	202
*	Precious Shipping PCL (Foreign)	1,055,500	182
	Beauty Community PCL (Foreign)	3,429,000	154
*	Precious Shipping PCL NVDR	686,000	118
*,^	Italian-Thai Development PCL NVDR	2,448,500	83
*	Group Lease PCL	83,978	9
*	Samart Corp. PCL Warrants Exp. 05/08/2021	369,640	4
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	5,115,280	2
			94,263
Turkey (0.4%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,236,173	1,680
*	Ulker Biskuvi Sanayi AS	406,315	1,511
*	Turkiye Halk Bankasi AS	1,727,573	1,368
*	Sok Marketler Ticaret AS	697,501	1,353
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,662,584	1,139
*	Koza Anadolu Metal Madencilik Isletmeleri AS	520,084	1,063
	Soda Sanayii AS	1,110,677	1,040
*	Bera Holding AS	802,428	949
*	Gubre Fabrikalari TAS	225,360	947
*	AG Anadolu Grubu Holding AS	354,359	947
*	Migros Ticaret AS	137,294	884
	Dogan Sirketler Grubu Holding AS	2,670,171	807
1	Enerjisa Enerji AS	665,840	789
*	Sasa Polyester Sanayi AS	353,618	685
*	Pegasus Hava Tasimaciligi AS	100,191	683
	Trakya Cam Sanayii AS	1,134,768	615
*,1	Mavi Giyim Sanayi Ve Ticaret AS	101,985	604
	Turk Traktor ve Ziraat Makineleri AS	37,756	586
*	Vestel Elektronik Sanayi ve Ticaret AS	219,040	550
*,1	MLP Saglik Hizmetleri AS	215,465	544
*	Turkiye Sinai Kalkinma Bankasi AS	3,350,823	544
*	Aksa Enerji Uretim AS Class B	682,167	537
	Oyak Cimento Fabrikalari AS	453,310	537
	Otokar Otomotiv Ve Savunma Sanayi A.S.	21,206	512
*	Logo Yazilim Sanayi Ve Ticaret AS	39,200	510
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	267,322	504
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	335,480	433
*	Zorlu Enerji Elektrik Uretim AS	1,194,843	415
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	449,428	406
	Aksigorta AS	333,943	362
	Tat Gida Sanayi AS	218,124	360
*	Is Gayrimenkul Yatirim Ortakligi AS	1,239,111	360
	Aygaz AS	196,921	357
	EGE Endustri VE Ticaret AS	3,329	346
	Aksa Akrilik Kimya Sanayii AS	323,712	345
	Anadolu Cam Sanayii AS	473,835	332
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	464,619	290
*	Alarko Holding AS	369,314	288
	Kordsa Teknik Tekstil AS	156,422	267
*	Albaraka Turk Katilim Bankasi AS	1,152,080	262
	Polisan Holding AS	529,638	251
*	Cimsa Cimento Sanayi VE Ticaret AS	130,933	219

	Dogus Otomotiv Servis ve Ticaret AS	89,519	219
	Akcansa Cimento AS	109,885	201
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	107,400	174
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	270,010	172
*	NET Holding AS	443,345	160
*	Konya Cimento Sanayii AS	2,221	150
*	Sekerbank Turk AS	684,472	145
*,§	Asya Katilim Bankasi AS	975,452	—
			28,402
United Arab Emirates (0.1%)
	GFH FINANCIAL GROUP BSC	7,806,838	1,233
*	Arabtec Holding PJSC	2,150,905	761
*	Union Properties PJSC	6,106,808	479
*	Deyaar Development PJSC	4,179,651	309
*	Eshraq Investments PJSC	3,239,646	302
	RAK Properties PJSC	2,704,665	276
*	DXB Entertainments PJSC	6,984,931	233
*,§	Drake & Scull International PJSC	1,238,097	125
			3,718
United Kingdom (9.0%)
	UNITE Group plc	894,547	10,979
	Spectris plc	323,450	10,858
	Electrocomponents plc	1,246,500	10,678
	Games Workshop Group plc	90,996	10,444
	Dechra Pharmaceuticals plc	277,686	10,334
	IG Group Holdings plc	1,013,816	9,690
	Tritax Big Box REIT plc	4,759,277	9,412
	Beazley plc	1,673,016	9,114
	Rotork plc	2,429,511	8,811
	Genus plc	181,203	8,087
	Centamin plc	3,018,524	8,080
	Britvic plc	742,027	7,713
	Assura plc	7,294,634	7,521
	LondonMetric Property plc	2,445,988	7,389
	Diploma plc	307,532	7,282
*	Serco Group plc	3,408,947	7,082
	Grainger plc	1,847,163	7,005
	Signature Aviation plc	2,291,484	6,936
*,1	Trainline plc	1,285,054	6,912
	Lancashire Holdings Ltd.	674,552	6,828
	TP ICAP plc	1,574,574	6,796
	Primary Health Properties plc	3,351,297	6,749
	Cranswick plc	144,749	6,742
	Man Group plc	4,043,157	6,523
	UDG Healthcare plc	699,188	6,492
	QinetiQ Group plc	1,552,818	6,216
*,1	Network International Holdings plc	1,169,288	6,172
	Hays plc	4,334,233	6,171
	Spirent Communications plc	1,682,224	6,159
	IWG plc	2,004,972	6,028
	Close Brothers Group plc	419,925	6,017
	Balfour Beatty plc	1,915,183	6,011
	Ultra Electronics Holdings plc	194,412	6,008
	Big Yellow Group plc	449,786	5,997
	Safestore Holdings plc	570,901	5,739
	Softcat plc	346,526	5,713

	Victrex plc	228,946	5,586
	Moneysupermarket.com Group plc	1,443,690	5,531
	Great Portland Estates plc	704,359	5,432
	Pets at Home Group plc	1,321,182	5,395
	Domino's Pizza Group plc	1,290,365	5,367
	Royal Mail plc	2,560,789	5,355
1	John Laing Group plc	1,380,307	5,336
1	Countryside Properties plc	1,427,964	5,272
	IntegraFin Holdings plc	728,029	5,153
	Computacenter plc	198,402	5,125
	Grafton Group plc	606,396	5,077
	Vistry Group plc	618,611	4,974
	Future plc	271,087	4,849
	AJ Bell plc	804,519	4,524
	Plus500 Ltd.	287,773	4,461
*,1	Wizz Air Holdings plc	104,841	4,397
	Dunelm Group plc	273,096	4,382
	Greggs plc	277,170	4,310
	Marshalls plc	553,787	4,294
	WH Smith plc	349,125	4,291
	Shaftesbury plc	621,697	4,179
	Drax Group plc	1,104,567	4,020
	Pagegroup plc	872,500	3,995
	William Hill plc	2,917,058	3,971
	SSP Group plc	1,469,448	3,945
1	Ascential plc	1,099,438	3,864
	Mediclinic International plc	1,089,888	3,814
	Bodycote plc	522,377	3,811
	Capital & Counties Properties plc	2,041,093	3,736
*	Indivior plc	2,032,800	3,678
	Savills plc	369,001	3,621
	Redrow plc	634,718	3,544
	Synthomer plc	927,106	3,503
	Hill & Smith Holdings plc	220,940	3,483
	Jupiter Fund Management plc	1,156,778	3,421
	Aggreko plc	671,461	3,369
	Rathbone Brothers plc	154,960	3,281
	Daily Mail & General Trust plc	395,547	3,258
	OneSavings Bank plc	1,048,241	3,241
	Playtech plc	828,280	3,240
	Vesuvius plc	593,190	3,156
	Sanne Group plc	378,562	3,121
	Workspace Group plc	371,254	2,992
	Coats Group plc	4,000,584	2,962
	Paragon Banking Group plc	706,606	2,897
	Essentra plc	726,175	2,873
	Telecom Plus plc	160,466	2,821
	Polypipe Group plc	528,723	2,788
	Brewin Dolphin Holdings plc	809,481	2,770
	Dixons Carphone plc	2,800,132	2,696
	Rhi Magnesita NV	81,826	2,598
	Sirius Real Estate Ltd.	2,660,229	2,568
*	Cairn Energy plc	1,618,537	2,518
	Hochschild Mining plc	700,359	2,482
	J D Wetherspoon plc	222,127	2,461
	Chemring Group plc	782,680	2,417
1	Hastings Group Holdings plc	862,310	2,346

	National Express Group plc	1,178,854	2,346
1	Ibstock plc	1,081,429	2,238
	Morgan Advanced Materials plc	785,228	2,236
	Kainos Group plc	155,278	2,233
	Vectura Group plc	1,664,120	2,155
	Greencore Group plc	1,240,541	2,069
*	Capita plc	4,612,197	2,068
*,^	Energean plc	272,751	2,017
1	Airtel Africa plc	2,852,564	2,000
	St. Modwen Properties plc	493,850	1,994
	Ferrexpo plc	813,662	1,883
	Clarkson plc	68,798	1,848
^	Hammerson plc	2,139,053	1,788
	888 Holdings plc	738,301	1,774
*	AO World plc	800,503	1,771
*	Frasers Group plc	521,563	1,699
	TalkTalk Telecom Group plc	1,859,113	1,688
	Crest Nicholson Holdings plc	691,473	1,688
*	Just Group plc	2,873,923	1,684
	NCC Group plc	736,657	1,657
	UK Commercial Property REIT Ltd.	1,804,672	1,620
*	Firstgroup plc	3,396,028	1,578
	Provident Financial plc	710,040	1,534
1	Equiniti Group plc	908,267	1,518
	Redde Northgate plc	689,072	1,482
	Keller Group plc	199,231	1,458
1	TI Fluid Systems plc	628,001	1,424
	Mitie Group plc	3,263,742	1,386
	Picton Property Income Ltd.	1,515,006	1,349
	Elementis plc	1,607,132	1,341
	Petrofac Ltd.	722,721	1,317
	PZ Cussons plc	527,340	1,310
*,^,1 Aston Martin Lagonda Global Holdings plc		1,693,672	1,302
^	Tullow Oil plc	3,888,471	1,300
*,1	McCarthy & Stone plc	1,489,162	1,291
1	CMC Markets plc	303,686	1,274
	AG Barr plc	224,948	1,264
*	Mitchells & Butlers plc	610,015	1,227
*,1	Watches of Switzerland Group plc	340,478	1,153
	Helical plc	277,083	1,112
	BMO Commercial Property Trust Ltd.	1,455,884	1,112
	GoCo Group plc	824,325	1,100
*,^	Premier Oil plc	2,291,714	1,079
*	Bank of Georgia Group plc	104,224	1,060
	Halfords Group plc	553,252	1,060
	Go-Ahead Group plc	121,139	992
*	TBC Bank Group plc	95,642	982
	Devro plc	457,241	974
	Restaurant Group plc	1,584,035	925
	Marston's plc	1,741,411	918
	Hunting plc	385,732	897
	Rank Group plc	473,526	846
	Redefine International plc	704,251	832
*	Calisen plc	383,039	831
	Senior plc	1,162,403	789
1	Spire Healthcare Group plc	783,503	770
	SIG plc	2,064,963	759

	Stagecoach Group plc			1,137,561	707
	NewRiver REIT plc			844,978	674
	Schroder REIT Ltd.			1,479,163	663
	Saga plc			3,084,264	614
*,^	Metro Bank plc			446,155	600
*	Georgia Capital plc			124,659	594
*	Dignity plc			137,322	584
	Renewi plc			1,706,735	560
	AA plc			1,699,072	527
	Card Factory plc			899,758	507
*,1	Funding Circle Holdings plc			413,550	489
	International Personal Finance plc			619,050	444
	Galliford Try Holdings plc			302,508	375
	RPS Group plc			627,704	366
*	Stobart Group Ltd.			1,033,207	343
1	Bakkavor Group plc			406,072	336
	Superdry plc			190,490	290
*,1	Alfa Financial Software Holdings plc			262,476	276
^	N Brown Group plc			426,671	186
*,§,1 Finablr plc				496,892	72
*,^,§ Intu Properties plc				2,727,625	63
^,1	Amigo Holdings plc			476,384	58
	C&C Group plc (XLON)			12,973	39
*,^,§ Afren plc				1,404,272	—
*,§	Carillion plc			961,048	—
					580,608
Total Common Stocks (Cost $6,628,551)					6,379,295
		Coupon
Temporary Cash Investments (4.6%)
Money Market Fund (4.5%)
2,3	Vanguard Market Liquidity Fund	0.194%		2,874,661	287,466

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Cash Management Bill	0.116%	9/29/20	6,410	6,409
4	United States Cash Management Bill	0.165%	11/3/20	100	100
4	United States Treasury Bill	0.109%	12/31/20	1,040	1,040
					7,549
Total Temporary Cash Investments (Cost $294,995)					295,015
Total Investments (103.6%) (Cost $6,923,546)					6,674,310
Other Assets and Liabilities-Net (-3.6%)					(231,144)
Net Assets (100%)					6,443,166
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$241,798,000.
§ Security value determined using significant unobservable inputs.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $317,968,000, representing 4.9% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

3 Collateral of $262,731,000 was received for securities on loan.
4 Securities with a value of $7,549,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
NVDR —Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	September 2020	364	19,461	1,313
E-mini Russell 2000 Index	September 2020	223	16,477	810
S&P/TSX 60 Index	September 2020	95	13,694	(83)
MSCI EAFE Index	September 2020	136	12,332	(273)
				1,767

Forward Currency Contracts
	Contract				Contract	Unrealized	Unrealized
	Settlement				Amount (000)	Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital
Services LLC	10/6/20	JPY	1,100,000	USD	10,220	181	-
Royal Bank of Canada	10/6/20	CAD	10,354	USD	7,728	3	-
Royal Bank of Canada	10/6/20	EUR	2,579	USD	2,953	90	-
Standard Chartered
Bank	10/6/20	JPY	267,495	USD	2,529	-	-
Royal Bank of Canada	10/6/20	JPY	235,350	USD	2,191	34	-
UBS AG	10/6/20	EUR	1,327	USD	1,493	73	-
UBS AG	10/6/20	USD	10,313	JPY	1,100,000	-	(87)
UBS AG	10/6/20	USD	4,805	JPY	502,845	50	-
Bank of America, N.A.	10/6/20	USD	4,633	EUR	3,906	25	-
						456	(87)

CAD—Canadian dollar.
EUR—euro.
JPY—Japanese yen.
USD—U.S. dollar.

At July 31,2020, a counterparty had deposited in a segregated account cash of $20,000 in connection with open forward currency contracts.

FTSE All-World ex-US Small-Cap Index Fund

Over-the-Counter Total Return Swaps

				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Northview
Apartment
REIT	9/2/21	BOANA	137	(1.112)	99	—

1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA —Bank of America NA.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk

FTSE All-World ex-US Small-Cap Index Fund

involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance.
In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. T he notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

FTSE All-World ex-US Small-Cap Index Fund

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	1,018,674	4	—	1,018,678
Common Stocks—Other	52,285	5,296,224	12,108	5,360,617
Temporary Cash Investments	287,466	7,549	—	295,015
Total	1,358,425	5,303,777	12,108	6,674,310
Derivative Financial Instruments
Assets
Futures Contracts[1]	7	—	—	7
Forward Currency Contracts	—	456	—	456
Swap Contracts	—	99	—	99
Total	7	555	—	562

FTSE All-World ex-US Small-Cap Index Fund

Liabilities
Futures Contracts[1]	764	—	—	764
Forward Currency Contracts	—	87	—	87
Total	764	87	—	851
1 Represents variation margin on the last day of the reporting period.